                                                     Registration Nos. 811-21328
                                                                      333-104218

           As filed with the Securities and Exchange Commission on July 16, 2003

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 /X/

        Pre-Effective Amendment No.   1                                 /X/
                                     ----

        Post-Effective Amendment No.                                    /_/
                                     ----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        /X/

        Amendment No.  1                                               /X/
                      ----

                        (Check appropriate box or boxes)

                             SMA RELATIONSHIP TRUST
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                  51 West 52nd Street, New York, NY 10019-6114
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (212) 882-5000
              ----------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

        David M. Goldenberg, Esq., UBS Global Asset Management (US) Inc.
                  51 West 52nd Street, New York, NY 10019-6114
               --------------------------------------------------
               (Name and Address of Agent for Service of Process)

                                 With Copies to:

                               Bruce G. Leto, Esq.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

Approximate Date of Proposed  Public  Offering:  As soon as practical  after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

/__/ immediately upon filing pursuant to paragraph (b) of Rule 485

/__/ on (date) pursuant to paragraph (b) of Rule 485

/__/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

/__/ on (date) pursuant to paragraph (a)(1) of Rule 485

/__/ 75 days after filing pursuant to paragraph (a)(2) of Rule 485

/__/ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/__/ This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

The Registrant hereby amends this Registration Statement on such dates as may be necessary to delay its effective date until the Registrant  shall file a further amendment  which  specifically  states that this  Registration  Statement  shall thereafter  become  effective in accordance  with Section 8(a) of the Securities
Act of 1933 or until this Registration  Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), may determine.

Series M

                     -------------------------------------

                                   PROSPECTUS
                                 August 25, 2003
                     -------------------------------------

                     -------------------------------------

This  prospectus  offers  shares  in  Series M (the  "Fund"),  a  series  of SMA
Relationship  TrustSM (the  "Trust").  The Fund offers one class of shares.  The
Fund  is  offered   exclusively  to  separately   managed  accounts  advised  or
sub-advised by UBS Global Asset Management (US) Inc. or its affiliates.

The Fund is not an appropriate investment for tax-advantaged accounts.

As with all  mutual  funds,  the  Securities  and  Exchange  Commission  has not approved or disapproved the Fund's shares or determined  whether this prospectus is complete or accurate. To state otherwise is a crime.

SMA  Relationship  TrustSM and SMA*RT  SharesSM are service  marks of UBS Global
Asset Management (US) Inc.

                                    Series M

                                    Contents
                                    THE FUND

--------------------------------------------------------------------------------

What every investor        Series M
should know about the
Fund
                           3     Investment Objective, Strategies and Risks
                           4     Performance
                           5     Expenses and Fee Tables
                           6     More About Risks and Investment Strategies

                                 YOUR INVESTMENT

--------------------------------------------------------------------------------

Information for            8     Managing Your Fund Account
managing your Fund
account
                                 -        Buying Shares
                                 -        Selling Shares
                                 -        Pricing and Valuation

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

Additional important       9     Management
information about the
Fund
                           10    Dividends and Taxes
                           11    Financial Highlights

--------------------------------------------------------------------------------

Where to learn more              Back Cover
about the Fund

           The Fund is not a complete or balanced investment program.

                                Prospectus Page 2

                                    Series M

                                    Series M
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

Fund Objective
Total return  consisting of capital  appreciation and current income exempt from federal income tax.

Principal Investment Strategies
The  Fund is  offered  exclusively  to  separately  managed  accountsadvised  or sub-advised by UBS Global Asset  Management (US) Inc.  ("Advisor" or "UBS Global
AM") or its affiliates.  The Fund normally invests  substantially all its assets in  municipal  bonds.  These are bonds and  similar  securities  issued by or on behalf  of  the  states,  territories  and  possessions  of  the  United  States
(including the District of Columbia) and their political subdivisions,  agencies and  instrumentalities  that are exempt from  federal  income tax.  Under normal circumstances,  the Fund invests at least 80% of its net assets (plus borrowings for  investment  purposes,  if any) in  securities  that pay income  exempt from federal income tax.

The Fund normally  invests at least 65% of its total assets in investment  grade municipal bonds, but it also invests, to a lesser extent, in treasury securities and lower rated bonds.  The Fund may (but is not required to) use interest  rate futures contracts,  swaps, treasury futures and other derivatives to help manage its  portfolio  duration.  "Duration"  is a measure  of the Fund's  exposure  to interest rate risk. A longer duration means an increased  likelihood of interest
rate   sensitivity.   The  Fund's  target   duration  will  be  similar  to  the
option-adjusted  duration  of the Lehman  Brothers  Municipal  Bond  Index.  The
option-adjusted  duration of the Lehman  Brothers  Municipal Bond Index was 7.75
years as of May 31,  2003.  The  Fund may  invest  in bonds of any  maturity  or duration.

The Advisor  employs a disciplined  investment  process  implementing  three key decisions: duration/yield curve positioning (i.e., interest rate forecasting and
maturity  allocation),   sector  allocation  and  security  selection.  Duration
decisions are derived through monitoring five key economic  variables:  monetary policy,  level of economic  activity,  inflation,  real estate  rates and market psychology.  UBS Global AM's sector allocation  strategy examines relative value by analyzing  historical  valuations,  current  fundamentals,  and future trends through in-depth  research.  Once the  relationships  between these sectors have been established,  the final decision of security selection is made by portfolio managers with  substantial  input from the UBS Global AM team,  which constantly monitors  the  municipal  market.  This  disciplined  process  looks to maximize returns for each given level of risk.  All decisions are supported by four vital types of research: economic, quantitative, credit, and market.

Principal Risks
An investment in the Fund is not guaranteed;  you may lose money by investing in the Fund. The principal risks of investing in the Fund are:

o    Interest  Rate Risk - The risk that changing  interest  rates may adversely affect the value of an investment. An increase in prevailing interest rates typically causes the value of fixed income  securities to fall.  Changes in interest rates will affect the value of longer-term fixed income securities
     more  than   shorter-term   fixed  income  securities  and  higher  quality
     securities more than lower quality securities.

o    Credit Risk - Municipal bond issuers may fail to make payments when due, or they may become  less  willing or less able to do so.  This risk is greater for lower quality bonds than for bonds that are investment grade.

o    Political Risk - The Fund's  investments may be  significantly  affected by political changes,  including legislative proposals that may make municipal bonds less  attractive  in  comparison  to taxable  bonds or other types of investments.

o    Prepayment  or Call Risk - The risk that  issuers  will  prepay  fixed rate obligations  when  interest  rates fall,  forcing the Fund to  re-invest in obligations with lower rates than the original obligations.

                                Prospectus Page 3

                                    Series M

o    Related  Securities  Concentration  Risk - Because the Fund may invest more than 25% of its net  assets in  municipal  bonds that are issued to finance similar projects,  economic, business, or political developments or changes that affect one municipal bond also may affect other municipal bonds in the same sector.

o    Non-Diversification  Risk -  Focusing  investments  in a  small  number  of issuers increases risk. The Fund is "non-diversified,"  which means that it may invest a greater percentage of its assets in the securities of a single issuer than a "diversified" fund. A fund that invests in a relatively small number of issuers is more  susceptible  to risks  associated  with a single economic,  political or regulatory  occurrence than a more diversified fund might be. Some of those  issuers might also present  substantial  credit or other risks.

o    Derivatives  Risk - The Fund's  investments in derivatives may rise or fall more rapidly than other investments.

More  information  about these and other risks of an  investment  in the Fund is provided in the section "More About Risks and Investment Strategies."

                                   PERFORMANCE

--------------------------------------------------------------------------------

No  performance  information  is  available  for the Fund because it has not yet completed a full  calendar  year of  operations.  In the  future,  the Fund will disclose  performance  information in a bar chart and  performance  table.  Such disclosure  will give some  indication of the risks of an investment in the Fund by comparing the Fund's  performance with a broad measure of market  performance and by showing changes in the Fund's performance from year to year.

                                Prospectus Page 4

                                    Series M

                             EXPENSES AND FEE TABLES

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Fees and Expenses  These tables  describe the fees and expenses that you may pay if you buy and hold shares of the Fund./1/

Shareholder Transaction Expenses  (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
     (as a % of offering price).......................................  None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
     (as a % of offering price).......................................  None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees.......................................................   0%
Distribution and/or Service (12b-1) Fees..............................   0%
Other Expenses........................................................   0%
                                                                       ------
                                                                       ------

Total Annual Fund Operating Expenses..................................   0%
                                                                       ======

Example

This  example is intended to help you compare the cost of  investing in the Fund with the cost of investing in other mutual funds.

The example  assumes  that you invest  $10,000 in the Fund for the time  periods indicated and then redeem all of your shares at the end of those periods  unless otherwise stated.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                               1 year         3 years
                                           ----------------------------------
                                                 $0               $0

--------
/1/The tables and expense  example reflect the fact that no fees or expenses are charged  by or to the  Fund.  You  should be  aware,  however,  that the Fund is offered  only to  investors  who are  clients of a wrap fee  program  advised or sub-advised by UBS Global AM or its affiliates for which such clients pay a wrap fee. You should read carefully the wrap-fee program brochure  provided to you by your financial advisor. The brochure includes information about the fees charged by the  program  and the fees paid by the  program  to UBS Global AM. You pay no additional fees or charges to purchase shares of the Fund.

                                Prospectus Page 5

                                    Series M

                   MORE ABOUT RISKS AND INVESTMENT STRATEGIES

-------------------------------------------------------------------------------

The main risks of  investing  in the Fund are  described  below.  Other risks of investing  in the Fund,  along  with  further  details  about  some of the risks described below, are discussed in the Fund's Statement of Additional Information
("SAI").  Information on how you can obtain the SAI is on the back cover of this prospectus.

Credit  Risk.  Credit  risk is the risk that the  issuer of a bond will not make principal  or interest  payments  when they are due.  Even if an issuer does not default  on a  payment,  a  municipal  bond's  value may  decline  if the market believes that the issuer has become less able, or less willing, to make payments on time.  Even high  quality  municipal  bonds are subject to some credit  risk.
However,  credit risk is greater for lower quality  municipal  bonds (bonds with ratings  of BB or below by  Standard  & Poor's  Ratings  Group or Ba or below by
Moody's Investors Service,  Inc.). Municipal bonds that are not investment grade involve  high  credit risk and are  considered  speculative.  High yield,  lower quality bonds may fluctuate in value more than higher quality bonds and,  during periods  of market  volatility,  may be more  difficult  to sell at the time and price the Fund desires.

Some  municipal  bonds are "insured  bonds," which means that a private  insurer guarantees  payment even if the issuer of the bond  defaults.  Insured bonds are subject to credit risks relating to both the issuer and the insurer,  because if the market  believes that either of them has become less able to make  payments, the value of the municipal  bond may decline.  Bond  insurance  does not protect against interest rate or other non-credit risks.

Derivatives  Risk. The value of  "derivatives"  - so-called  because their value
"derives" from the value of an underlying  asset,  reference rate or index - may rise or fall more rapidly than other  investments.  For some derivatives,  it is possible  for the  Fund  to  lose  more  than  the  amount  it  invested  in the derivative.  Options and futures  contracts  are  examples of  derivatives.  The
Fund's  use of  derivatives  may not  succeed  for  various  reasons,  including unexpected  changes in the values of the  derivatives  or the assets  underlying them.  Also, if the Fund uses  derivatives as a hedge, the hedge may not succeed if changes in the values of the derivatives are not matched by expected  changes in the values of the assets being hedged.

Interest Rate Risk.  Interest rate risk is the risk that if interest rates rise, the value of the Fund's  investments in municipal bonds falls.  In general,  the value of municipal  bonds with longer  durations  fluctuates more in response to interest rate changes than municipal  bonds with shorter  durations.  Bonds that are  subject to "call"  provisions  may be prepaid at  specified  times prior to their  scheduled  maturity  dates,  especially if prevailing  interest rates are lower than they were when the bond was issued. The Fund may need to reinvest the proceeds of called bonds in investments that pay lower rates,  thus reducing the
Fund's income.

Political  Risk.  The  municipal  bond market can be  significantly  affected by political changes, including legislation or proposals at either the state or the federal level to eliminate or limit the  tax-exempt  status of a municipal  bond fund's interest or the tax-exempt  status of a municipal bond fund's  dividends.
Similarly,  reductions in tax rates may make municipal  bonds less attractive in comparison to taxable bonds or other types of investments. Legislatures also may fail to appropriate funds needed to pay municipal bond obligations. These events could cause the value of the Fund's  investments in municipal  bonds to fall and might adversely affect the tax-exempt status of the Fund's investments or of the dividends  that the Fund  pays.  During  periods of  uncertainty,  the prices of municipal securities may become volatile.

Tax Liability Risk. Tax liability risk is the risk of non-compliant conduct by a municipal bond issuer,  resulting in  distributions by the Fund being taxable to shareholders as ordinary income.

Related Securities  Concentration Risk. The Fund may invest more than 25% of its net assets in municipal bonds that are issued to finance similar projects,  such as those  relating to  education,  health  care,  transportation  or  utilities.
Economic,  business  or  political  developments  or  changes  that  affect  one municipal bond also may affect other  municipal  bonds in the same sector.  As a result,  the Fund is subject to greater  risk than funds that do not follow this practice.

                                Prospectus Page 6

                                    Series M

Non-Diversification  Risk.  Focusing  investments  in a small  number of issuers increases risk. The Fund is "non-diversified,"  which means that it may invest a greater  percentage  of its assets in the  securities  of a single issuer than a
"diversified"  fund. A fund that invests in a relatively small number of issuers is more  susceptible to risks  associated with a single  economic,  political or regulatory  occurrence  than a more  diversified  fund  might be.  Some of those issuers might also present substantial credit or other risks.

Additional Investment Strategies

Defensive  Positions;  Cash  Reserves.  To protect  itself from  adverse  market conditions,  the Fund may take a temporary  defensive position that is different from its normal  investment  strategy.  This means that the Fund may temporarily invest a higher  proportion,  or even all, of its assets in cash or money market
instruments  that  pay  taxable  interest.   Since  these  investments   provide
relatively  low  income  that  is  taxable,  a  defensive  position  may  not be consistent with achieving the Fund's  investment  objective.  However,  the Fund also may invest in money market instruments that pay tax-exempt interest as part of its ordinary investment strategy.

Portfolio Turnover.  The Fund may engage in frequent trading in order to achieve its investment  objective.  Frequent trading may result in a portfolio  turnover rate of over 100% annually.  Portfolio  turnover  increases  brokerage costs the
Fund pays and reduces performance.

Frequent  trading may increase the portion of the Fund's  capital gains that are realized  for tax  purposes  in any given  year.  This may  increase  the Fund's taxable  distributions  in that year.  Frequent  trading  also may  increase the portion of the Fund's realized capital gains that is considered "short-term" for tax purposes. Shareholders will pay higher taxes on distributions that represent short-term  capital gains than they would pay on  distributions  that  represent long-term capital gains.

The Fund does not restrict the  frequency of trading in order to limit  expenses or the tax effect its distributions may have on shareholders.

                                Prospectus Page 7

                                    Series M

                           MANAGING YOUR FUND ACCOUNT

--------------------------------------------------------------------------------

Buying Shares

Shares  of the Fund  have no sales  charge  and do not pay  ongoing  rule  12b-1 distribution  or service  fees.  Shares of the Fund are offered  exclusively  to separately  managed  accounts  advised  or  sub-advised  by the  Advisor  or its affiliates  and  decisions  as to whether  or not to invest  assets of a managed account in the Fund will be made by the Advisor.

Purchases of the Fund's shares will  normally be permitted  only in full shares,
but  may  be  permitted  in  fractional  shares  under  certain   circumstances.
Certificates for shares will not be issued.  The Fund reserves the right, in its sole  discretion,  to suspend the  offering of shares or to reject any  purchase order, in whole or in part, when, in its judgment,  such suspension or rejection is in the best interest of the Fund and its shareholders.

Selling Shares

You can sell your shares at any time by contacting  your financial  advisor.  In addition, shares will be redeemed when you terminate your managed account.

The Fund  reserves  the right to pay  redemptions  "in kind"  (i.e.,  payment in securities rather than cash) if the investment you are redeeming is large enough to affect  the  Fund's  operations  (for  example,  if it  represents  more than
$250,000 or 1% of the Fund's assets).  In these cases, you might incur brokerage costs converting the securities to cash.

Pricing and Valuation

The price at which you may buy or sell Fund  shares is based on net asset  value per share.  The Fund  calculates net asset value on days that the New York Stock
Exchange  ("NYSE") is open. The Fund  calculates net asset value as of the close of regular trading on the NYSE  (generally,  4:00 p.m.,  Eastern time). The NYSE normally is not open,  and the Fund does not price its shares,  on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before
4:00 p.m., Eastern time, the Fund's net asset value per share will be calculated as of the time trading was halted.

The price for buying or selling shares will be based on the net asset value that is next calculated after the Fund receives the order in good form.

The Fund calculates its net asset value based on the current market value of its portfolio securities. The Fund normally obtains market values for its securities from independent  pricing services that use reported last sales prices,  current market quotations or valuations from  computerized  "matrix" systems that derive values based on comparable  securities.  If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value  determined  by or under the direction of the board of trustees.
The Fund normally uses the amortized cost method to value bonds that will mature in 60 days or less.  Judgment  plays a greater  role in  valuing  thinly  traded securities,  including many lower-rated  municipal bonds,  because there is less reliable, objective data available.

                                Prospectus Page 8

                                    Series M

                                   MANAGEMENT

--------------------------------------------------------------------------------

Investment Advisor

UBS Global Asset  Management (US) Inc. (the "Advisor") is the Fund's  investment advisor,  underwriter and  administrator.  The Advisor,  a Delaware  corporation located  at 51 West 52nd  Street,  New York,  NY  10019-6114,  is an  investment advisor registered with the U.S. Securities and Exchange Commission. As of March
31,  2003,  the  Advisor  had  approximately   $72.0  billion  in  assets  under
management.  The  Advisor is an  indirect,  wholly  owned  subsidiary  of UBS AG
("UBS")  and a member of the UBS Global  Asset  Management  Division,  which had approximately  $380.3 billion in assets under  management  worldwide as of March
31, 2003. UBS is an  international  diversified  organization  headquartered  in
Zurich,  Switzerland,  with  operations in many areas of the financial  services industry.  The Advisor is responsible for the Fund's investment  decisions.  The
Advisor  carries out its duties,  subject to the supervision of the Fund's Board of Trustees,  pursuant to an investment  advisory  agreement  that describes the
Advisor's responsibilities.

Portfolio Management

Investment decisions for the Fund are made by investment management teams at the
Advisor.  No specific  member of any  investment  management  team is  primarily responsible for making recommendations for portfolio purchases or sales.

Advisory Fees

The Fund does not pay fees for advisory or administrative services.

                                Prospectus Page 9

                                    Series M

                               DIVIDENDS AND TAXES

--------------------------------------------------------------------------------

Dividends

The Fund normally  declares and pays  dividends  monthly.  The Fund  distributes substantially  all of its gains,  if any,  annually.  The Fund's  dividends  and capital gains distributions will be paid only in cash.

Taxes
Fund dividends will consist primarily of exempt-interest dividends from interest earned on municipal securities. In general, exempt-interest dividends are exempt from federal income tax. The Fund,  however,  may invest a portion of its assets in securities that pay income that is not tax-exempt.  Fund  distributions  from such income are taxable to you as ordinary income.  Capital gains  distributions paid by the Fund are  taxable to you as  long-term  capital  gains no matter how long you have owned your shares.

Exempt-interest  dividends are taken into account when  determining  the taxable portion of your social security or railroad  retirement  benefits.  The Fund may invest a portion of its assets in private  activity bonds. The income from these bonds is a preference item when determining your alternative minimum tax.

Exempt-interest  dividends  from  interest  earned on municipal  securities of a state,  or its  political  subdivisions,  generally are exempt from that state's personal income tax. Most states,  however,  do not grant tax-free  treatment to interest from municipal securities of other states.

Every  January,  you will  receive a  statement  that  shows  the tax  status of distributions  you  received for the previous  year.  Distributions  declared in
December but paid in January are taxable as if they were paid in December.

By law,  the Fund must  withhold a portion  of your  taxable  distributions  and redemption proceeds unless you:

o    Provide your correct social security or taxpayer identification number,

o    certify that this number is correct,

o    certify that you are not subject to backup withholding, and

o    certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so.

When you sell  Fund  shares,  you may  realize  a  capital  gain or loss for tax purposes.

Distributions  of  ordinary  income,  capital  gain,  and gain  from the sale or exchange of your Fund shares generally will be subject to state and local taxes.
Non-U.S.  investors may be subject to U.S.  withholding  tax. You should consult your tax advisor about the federal,  state, local or foreign tax consequences of your investment in the Fund.

                               Prospectus Page 10

                                    Series M

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

No  financial  information  is  presented  for the Fund because the Fund had not commenced investment operations as of the date of this prospectus.

                                Prospectus Page 11

                                    Series M

If you want more  information  about  the  Fund,  the  following  documents  are available free upon request:

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Fund and is incorporated by reference  into  this  prospectus  (which  means  it is  legally  part  of  this prospectus).

You may discuss  your  questions  about the Fund by  contacting  your  financial advisor.  You may obtain  free copies of the Fund's SAI by  contacting  the Fund directly at 1-800-647-1568.

You may review and copy  information  about the Fund,  including the SAI, at the
Public Reference Room of the Securities and Exchange Commission.  You may obtain information  about the operations of the SEC's Public  Reference Room by calling the SEC at 1-202-942-8090. You can get text-only copies of information about the
Fund:

o    For a fee, by electronic  request at  publicinfo@sec.gov  or by writing the
     SEC's Public Reference Room, Washington, D.C. 20549-0102; or

o    Free,   from  the  EDGAR  Database  on  the  SEC's   Internet   website  at
     http://www.sec.gov.

SMA Relationship Trust
-        Series M
Investment Company Act File No. 811-21328

(C)2003 UBS Global Asset Management (US) Inc.  All rights reserved.

                                Prospectus Page 12

Series T

                             ----------------------
                                   Prospectus
                                 August 25, 2003
                             ----------------------

This  prospectus  offers  shares  in  Series T (the  "Fund"),  a  series  of SMA
Relationship TrustSM (the "Trust").  The Fund is a "fund of funds" - which means that it invests in a number of other  funds  rather than  investing  directly in fixed  income  securities  and other  investments.  The Fund offers one class of shares.  The Fund is offered  exclusively to separately managed accounts advised or sub-advised by UBS Global Asset Management (US) Inc. or its affiliates.

As with all  mutual  funds,  the  Securities  and  Exchange  Commission  has not approved or disapproved the Fund's shares or determined  whether this prospectus is complete or accurate. To state otherwise is a crime.

SMA  Relationship  TrustSM and SMA*RT  SharesSM are service  marks of UBS Global
Asset Management (US) Inc.

                                    Series T

                                    Contents
                                    THE FUND

--------------------------------------------------------------------------------
What every investor       Series T
should know about the
Fund
                          3         Investment Objective, Strategies and Risks
                          4         Performance
                          5         Expenses and Fee Tables
                          6         More About Risk and Investment Strategies

                                 YOUR INVESTMENT

--------------------------------------------------------------------------------

Information for           10        Managing Your Fund Account
managing your Fund                  -  Buying Shares
account                             -  Selling Shares
                                    -  Pricing and Valuation

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

Additional important      11        Management
information about the     12        Dividends and Taxes
Fund                      13        Financial Highlights

--------------------------------------------------------------------------------

Where to learn more                 Back Cover
about the Fund

           The Fund is not a complete or balanced investment program.

                               Prospectus Page 2

                                    Series T

                                    Series T
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

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Fund Objective
Maximize total return, consisting of income and capital appreciation.

Principal Investment Strategies
The Fund is  offered  exclusively  to  separately  managed  accounts  advised or sub-advised by UBS Global Asset  Management (US) Inc.  ("Advisor" or "UBS Global
AM") or its  affiliates.  The Fund provides  exposure to certain  sectors of the fixed income market and is designed to augment the overall asset class  exposure of individual  securities held in a managed  account.  The Fund seeks to achieve its  investment  objective by investing in two underlying  funds:  UBS Corporate
Bond  Relationship  Fund ("Corporate  Fund") and UBS U.S.  Securitized  Mortgage
Relationship  Fund ("Mortgage  Fund")  (collectively,  the "Underlying  Funds").
Corporate  Fund generally  invests its assets in U.S.  dollar  denominated  debt obligations of U.S. and non-U.S.  corporations.  Mortgage Fund generally invests its assets in mortgage-related  and mortgage-backed  securities of U.S. issuers.
Both Corporate Fund and Mortgage Fund invest in investment grade securities with an initial  maturity of greater than one year. The Underlying  Funds are advised by UBS Global Asset Management (Americas) Inc.  ("Underlying Fund Advisor"),  an
affiliate of the Advisor. The Fund may also hold cash or cash equivalents.

The Advisor  allocates  the Fund's  assets  between the  Underlying  Funds using fundamental and quantitative  analysis.  The Advisor's  allocation of the Fund's assets between the Underlying  Funds is based on the Advisor's  expectation that the selected  Underlying  Funds, in combination,  will be appropriate to achieve the Fund's investment objective.  The Advisor reallocates Fund investments when, in its  opinion,  it is  necessary to do so based on its outlook for the economy and financial markets and the relative performance of the Underlying Funds.

The Fund is  structured  as a "fund  of  funds,"  which  means  it  pursues  its investment  objective by investing its assets in the Underlying Funds, which are other investment  companies,  rather than investing in stocks,  bonds,  cash and other investments.

Principal Risks
An investment in the Fund is not guaranteed;  you may lose money by investing in the Fund. The principal risks presented by the Fund are:

o    Fund of Funds  Risk - The  Fund's  investment  performance  depends  on the investment  performance of the Underlying  Funds in which the Fund invests.
     Therefore, the risks associated with an investment in the Fund are also the risks associated with an investment in the Underlying  Funds. Some of these risks are discussed below.

o    Interest  Rate Risk - The risk that changing  interest  rates may adversely affect the value of an investment. An increase in prevailing interest rates typically causes the value of fixed income  securities to fall.  Changes in interest rates will affect the value of longer-term fixed income securities
     more  than   shorter-term   fixed  income  securities  and  higher  quality
     securities more than lower quality securities.

o    Credit Risk - The risk that an issuer may default or otherwise be unable to honor a financial obligation.

o    Prepayment  or Call Risk - The risk that  issuers  will  prepay  fixed rate obligations  when  interest  rates  fall,  forcing  an  Underlying  Fund to re-invest in obligations with lower rates than the original obligations.

o    Extension  Risk - When  interest  rates are  rising,  the  average  life of securities  backed by debt  obligations is extended  because of slower than expected  principal  payments.  This will lock in a  below-market  interest rate,  increase  the  security's  duration  and  reduce  the  value  of the security.

o    Derivatives Risk - An Underlying Fund's investments in derivatives may rise or fall more rapidly than other investments.

                               Prospectus Page 3

                                    Series T

o    Non-Diversification  Risk -  Focusing  investments  in a  small  number  of
     issuers   increases   risk.   The  Fund  and  the   Underlying   Funds  are
     "non-diversified," which means that they may invest a greater percentage of their assets in the securities of a single issuer than "diversified" funds.
     A Fund  that  invests  in a  relatively  small  number of  issuers  is more susceptible  to risks  associated  with a  single  economic,  political  or regulatory  occurrence than a more diversified fund might be. Some of those issuers might also present substantial credit or other risks.

More  information  about these and other risks of an  investment  in the Fund is provided in the section "More About Risks and Investment Strategies."

                                   PERFORMANCE

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No  performance  information  is  available  for the Fund because it has not yet completed a full  calendar  year of  operations.  In the  future,  the Fund will disclose  performance  information in a bar chart and  performance  table.  Such disclosure  will give some  indication of the risks of an investment in the Fund by comparing the Fund's  performance with a broad measure of market  performance and by showing changes in the Fund's performance from year to year.

                               Prospectus Page 4

                                    Series T

                             EXPENSES AND FEE TABLES

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Fees and Expenses  These tables  describe the fees and expenses that you may pay if you buy and hold shares of the Fund./1/

Shareholder Transaction Expenses  (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
     (as a % of offering price)......................................       None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
     (as a % of offering price)......................................       None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees......................................................        0%
Distribution and/or Service (12b-1) Fees.............................        0%
Other Expenses.......................................................        0%
                                                                          ------

Total Annual Fund Operating Expenses.................................        0%
                                                                          ======

Example
-------

This  example is intended to help you compare the cost of  investing in the Fund with the cost of investing in other mutual funds.

The example  assumes  that you invest  $10,000 in the Fund for the time  periods indicated and then redeem all of your shares at the end of those periods  unless otherwise stated.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 year     3 years
                             ----------------------
                                 $0         $0

----------------------------------------
/1/ The tables and expense example reflect the fact that no fees or expenses are charged  by or to the  Fund.  You  should be  aware,  however,  that the Fund is offered  only to  investors  who are  clients of a wrap fee  program  advised or sub-advised by UBS Global AM or its affiliates for which such clients pay a wrap fee. You should read carefully the wrap-fee program brochure  provided to you by your financial advisor. The brochure includes information about the fees charged by the  program  and the fees paid by the  program  to UBS Global AM. You pay no additional  fees or  charges  to  purchase  shares  of the  Fund.  The Fund will indirectly bear the expenses of the Underlying  Funds.  The Underlying Funds pay no advisory  fees but pay other  expenses.  The  portion of the  expenses of the
Underlying  Funds  that the Fund will bear  will  vary  based on its  percentage ownership of the Underlying Funds which may change at any time.

                               Prospectus Page 5

                                    Series T

                                MORE ABOUT RISKS
                            AND INVESTMENT STRATEGIES

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The Fund is a type of  investment  company  known as a "fund of  funds" - a term that  means a fund that  invests in other  mutual  funds  instead  of  investing directly  in stocks,  bonds and other  investments.  An  investment  in the Fund involves the special risks described below.

Fund of Funds Risks.

o    Your  investment  in the Fund is subject to all the risks of an  investment directly in the Underlying Funds in which the Fund invests. These risks are summarized  below under  "Principal  Risks of Investing  in the  Underlying
     Funds."

o    The Fund's performance directly reflects the investment  performance of the
     Underlying  Funds in which the Fund invests.  Thus, the Fund's  performance depends both on the allocation of its assets  between the Underlying  Funds and the Underlying Funds' ability to meet their investment objectives.  The
     Advisor may not accurately  assess the  attractiveness or risk potential of particular Underlying Funds, asset classes, or investment styles.

o    The Fund only  invests  in two  Underlying  Funds  and will  invest in such
     Underlying Funds in accordance with allocations  determined by the Advisor.
     Therefore,  the performance of the Underlying  Funds may have a significant effect on the performance of the Fund and the price of its shares.  As with any mutual fund,  there is no assurance  that either  Underlying  Fund will achieve its investment objective.

Each Underlying Fund pays its own operating expenses.  By investing in the Fund, which is  operated  as a "fund of funds," an investor  will  indirectly  pay the expenses of the Underlying Funds.

The taxable gains that the Fund distributes to its shareholders are generated by both its  transactions in shares of the Underlying Funds and from the Underlying
Funds' own portfolio transactions.

More Information About the Underlying Funds
The following is a concise description of the investment objectives and policies and the principal  risks of the  Underlying  Funds.  The Statement of Additional
Information  ("SAI") includes more information  about their investment  policies and  risks.  No offer of the  shares of either  Underlying  Fund is made in this prospectus.

Corporate Fund's investment objective is to maximize total return, consisting of current income and capital appreciation.  Under normal circumstances,  Corporate
Fund  invests at least 80% of its net assets  (plus  borrowings  for  investment purposes,  if any) in investment grade, U.S. dollar denominated debt obligations of U.S. and non-U.S.  corporations.  Corporate  Fund may invest up to 20% of its net assets in any combination of investment grade, U.S. dollar  denominated debt
obligations   issued  by  the  U.S.   government  or  any  of  its  agencies  or
instrumentalities;  investment grade, U.S. dollar denominated credit obligations issued by  supranational  entities,  foreign  governments or foreign  government related  entities  (including  participations  in loans between  governments and financial institutions); asset-backed securities; or mortgage-backed securities.
Depending on its assessment of market  conditions,  Corporate Fund's  investment advisor  may choose to allocate  Corporate  Fund's  assets  among these types of investments in any  combination  (subject to the 20% limitation  noted above) or may choose not to invest in these types of  investments.  The principal risks of
Corporate  Fund are interest rate risk,  credit risk,  call or prepayment  risk,
extension    risk,    foreign    investing   risk,    derivatives    risk,   and
non-diversification risk.

Mortgage Fund's investment objective is to maximize total return,  consisting of capital

                               Prospectus Page 6

                                    Series T

appreciation  and  current  income,   while   controlling   risk.  Under  normal
circumstances,  Mortgage  Fund  invests  at least  80% of its net  assets  (plus
borrowings   for  investment   purposes,   if  any)  in   mortgage-related   and
mortgage-backed  securities of U.S. issuers. Mortgage Fund may also invest up to
20% of its net assets in U.S.  dollar  denominated  fixed income  securities  of foreign issuers.  Its principal risks are interest rate risk,  credit risk, call or prepayment risk, extension risk, derivatives risk,  non-diversification risk, and foreign investing risk.

Each  Underlying  Fund is a  non-diversified  fund, as defined in the Investment
Company  Act of 1940,  and is  subject  to  greater  risk than funds that have a broader range of investments.

Principal Risks of Investing in the Underlying Funds
As noted  above,  your  investment  in the Fund is subject to all the risks of a direct  investment in the Underlying  Funds.  The main risks of investing in the
Underlying Funds are described below.

Other risks of  investing in the Fund,  along with further  detail about some of the risks described below,  are discussed in the Fund's SAI.  Information on how you can obtain the SAI is on the back cover of this prospectus.

Interest  Rate Risk.  The value of bonds can be expected  to fall when  interest rates rise and to rise when interest rates fall.  Interest rate risk is the risk that if interest rates rise,  the value of a Fund's  investments in bonds falls.
Interest rate risk is the primary source of risk for U.S. government and usually for other very high quality bonds. The impact of changes in the general level of interest  rates on lower quality bonds may be greater or less than the impact on higher quality bonds.

Credit  Risk.  Credit  risk is the risk that the  issuer of a bond will not make principal  or interest  payments  when they are due.  Even if an issuer does not default on a payment, a bond's value may decline if the market believes that the issuer has become less able,  or less willing,  to make  payments on time.  Even high  quality  bonds are subject to some credit  risk.  However,  credit risk is higher for lower quality bonds. Bonds that are not investment grade involve high credit risk and are considered speculative. Lower quality bonds may fluctuate in value more than higher quality bonds and,  during periods of market  volatility, may be more difficult to sell at the time and price a Fund desires.

Prepayment or Call Risk.  Payments on bonds that are backed by mortgage loans or other  similar  assets may be  received  earlier or later than  expected  due to changes  in  the  rate  at  which  the  underlying  loans  are  prepaid.  Faster prepayments often happen when market interest rates are falling. As a result, an
Underlying  Fund  may need to  reinvest  these  early  payments  at those  lower interest rates, thus reducing its income. Conversely,  when interest rates rise, prepayments  may  happen  more  slowly,  causing  the  underlying  loans  to  be outstanding  for a longer time.  This can cause the market value of the security to fall  because the market may view its  interest  rate as too low for a longer term investment.

Some corporate and municipal bonds, particularly those issued at relatively high interest rates, provide that the issuer may repay them earlier than the maturity date.  The  issuers of these  bonds are most  likely to  exercise  these  "call"
provisions if prevailing  interest rates are lower than they were when the bonds were issued.  An  Underlying  Fund then may have to reinvest the  repayments  at lower  interest  rates.  Bonds subject to call  provisions  also may not benefit fully from the rise in value that generally occurs for bonds when interest rates fall.

Extension Risk.  When interest rates are rising,  the average life of securities backed by debt obligations is extended because of slower than expected principal payments.  This  will  lock  in  a  below-market  interest  rate,  increase  the security's duration and reduce the value of the security.

Derivatives  Risk. The value of  "derivatives"  - so-called  because their value
"derives" from the value of an underlying  asset,  reference rate or index - may rise or fall more rapidly than other  investments.  For some derivatives,  it is possible for an Underlying  Fund to lose more than the amount it invested in the derivative.  Options,  futures  contracts  and forward  currency  contracts  are examples of  derivatives.  If an Underlying  Fund uses  derivatives to adjust or
"hedge" the overall risk of its portfolio, it is possible that the hedge may not succeed.  This may happen for various reasons,  including  unexpected changes in the value of the derivatives that are not matched

                               Prospectus Page 7

                                    Series T

by  corresponding  expected  changes in the value of the rest of the  Underlying
Fund's portfolio.

Non-Diversification  Risk.  Focusing  investments  in a small  number of issuers increases risk. The Fund and the Underlying Funds are  "non-diversified,"  which means  that  they may  invest  a  greater  percentage  of  their  assets  in the securities of a single issuer than  "diversified"  funds. Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single  economic,  political or regulatory  occurrence  than more  diversified funds might be. Some of those issuers might also present  substantial  credit or other risks.

Foreign Investing Risk.  Foreign investing involves risks relating to political, social and economic  developments  abroad to a greater  extent than investing in the securities of U.S. issuers. In addition,  there are differences between U.S.
and foreign regulatory requirements and market practices. Investments in foreign government  bonds  involve  special risks because the investors may have limited legal  recourse  in the event of default.  Political  conditions,  especially  a country's  willingness  to meet the  terms of its  debt  obligations,  can be of considerable significance.

Additional  Information  on Principal  Investment  Strategies for the Underlying
Funds
The Advisor  allocates the Fund's  investments  between the Underlying Funds. In selecting  securities for Corporate  Fund,  the Underlying  Fund Advisor uses an investment style focused on investment fundamentals. The Underlying Fund Advisor believes that investment  fundamentals  determine and define  investment  value.
Market  prices  tend  to be  more  volatile  than  fundamental  value,  and  the
Underlying   Fund  Advisor  seeks  to  identify  and  exploit   these   periodic
differences.  The Underlying Fund Advisor considers many factors, in addition to maturity  and current  yield,  in the  evaluation  of fixed  income  securities, including: duration management, yield curve analysis, sector selection, security selection and asset  allocation.  The Underlying Fund Advisor employs a top-down strategy,  including  duration  targets  and  sector  allocations  incorporating macroeconomic input.

In selecting  securities for Mortgage Fund, the Underlying  Fund Advisor uses an investment style singularly focused on investment  fundamentals.  The Underlying
Fund Advisor believes that investment fundamentals determine and describe future cash flows that define fundamental investment value. The Underlying Fund Advisor tries to identify and exploit periodic  discrepancies  between market prices and fundamental  value.  To implement  this strategy,  the  Underlying  Fund Advisor generally  purchases for the Mortgage Fund the types of securities  contained in the Mortgage Fund's  benchmark,  the Lehman  Brothers MBS Fixed Rate Index.  The
Underlying Fund Advisor will attempt to enhance Mortgage Fund's long-term return and risk relative to that of the  benchmark.  Thus,  the relative  weightings of different types of securities in Mortgage Fund's  portfolio will not necessarily match those of the benchmark. The Underlying Fund Advisor emphasizes those fixed income market  sectors and selects for the Mortgage Fund those  securities  that appear to be most  undervalued  relative to their yields and potential risks. In analyzing the relative  attractiveness of sectors and selecting securities,  the
Underlying  Fund Advisor  considers,  among other  factors,  the  potential  for
capital   appreciation,   anticipated   changes  in  average  prepayment  rates;
anticipated changes in interest rate volatility;  current yield;  current credit quality as well as possible  upgrades or  downgrades;  narrowing  or widening of spreads between sectors,  securities of different credit qualities or securities of different maturities; and duration.

Additional Investment Strategies
Defensive  Positions;  Cash  Reserves.  To protect  itself from  adverse  market conditions,  the Fund  and each of the  Underlying  Funds  may take a  temporary defensive position that is different from its normal investment  strategy.  This means that the Fund and each of the Underlying  Funds may  temporarily  invest a higher  proportion,  or even all, of its assets in money market  instruments  or affiliated or unaffiliated money market funds.  Since these investments  provide relatively low income, a defensive position may not be consistent with achieving the Fund's investment objective.

                               Prospectus Page 8

                                    Series T

Portfolio  Turnover.  Although  the Fund does not  expect to engage in  frequent trading (high portfolio  turnover),  the Underlying Funds may engage in frequent trading in order to achieve their investment objectives.

Frequent trading may increase the portion of an Underlying  Fund's capital gains that are  recognized  for tax purposes in any given year.  This, in turn,  would increase  the Fund's  distributions  for that year.  Frequent  trading  also may increase the portion of an  Underlying  Fund's  realized  capital gains that are considered "short-term" for tax purposes.  Shareholders will pay higher taxes on
distributions   that  represent   short-term   gains  than  they  would  pay  on
distributions  that  represent  long-term  gains.  The  Underlying  Funds do not restrict the  frequency of trading in order to limit  expenses or the tax effect that the Fund's distributions may have on shareholders.

                               Prospectus Page 9

                                    Series T

                           MANAGING YOUR FUND ACCOUNT

--------------------------------------------------------------------------------

Buying Shares
-------------
Shares of the Fund  have no sales  charge  and do not pay  on-going  rule  12b-1 distribution  or service  fees.  Shares of the Fund are offered  exclusively  to separately  managed  accounts  advised  or  sub-advised  by the  Advisor  or its affiliates  and  decisions  as to whether  or not to invest  assets of a managed account in the Fund will be made by the Advisor.

Purchases of the Fund's shares will  normally be permitted  only in full shares,
but  may  be  permitted  in  fractional  shares  under  certain   circumstances.
Certificates for shares will not be issued.  The Fund reserves the right, in its sole  discretion,  to suspend the  offering of shares or to reject any  purchase order, in whole or in part, when, in its judgment,  such suspension or rejection is in the best interest of the Fund and its shareholders.

Selling Shares
--------------
You can sell your shares at any time by contacting  your financial  advisor.  In addition, shares will be redeemed when you terminate your managed account.

Pricing and Valuation
---------------------
The price at which you may buy or sell Fund  shares is based on net asset  value per share.  The Fund  calculates net asset value on days that the New York Stock
Exchange  ("NYSE") is open. The Fund  calculates net asset value as of the close of regular trading on the NYSE  (generally,  4:00 p.m.,  Eastern time). The NYSE normally  is not  open,  and the Fund does not price  its  shares,  on  national holidays and on Good Friday. If trading on the NYSE is halted for the day before
4:00 p.m., Eastern time, the Fund's net asset value per share will be calculated as of the time trading was halted.

The price for buying or selling shares will be based on the net asset value that is next calculated after the Fund receives the order in good form.

The Fund calculates its net asset value based on the current market value of its portfolio  securities.  All of the Fund's  portfolio  securities will consist of shares in the Underlying  Funds.  The value of each  Underlying Fund will be its net asset value at the time the Fund's shares are priced.  The Underlying  Funds normally  use the  amortized  cost  method to value bonds that will mature in 60 days or less. If a market value is not  available  from an  independent  pricing source  for a  particular  security,  that  security  is  valued  at fair  value determined by or under the direction of the board of trustees.

                               Prospectus Page 10

                                    Series T

                                   MANAGEMENT

--------------------------------------------------------------------------------

Investment Advisor

UBS Global Asset  Management (US) Inc. (the "Advisor") is the Fund's  investment advisor,  underwriter and  administrator.  The Advisor,  a Delaware  corporation located  at 51 West 52nd  Street,  New York,  NY  10019-6114,  is an  investment advisor registered with the U.S. Securities and Exchange Commission. As of March
31,  2003,  the  Advisor  had  approximately   $72.0  billion  in  assets  under
management.  The  Advisor is an  indirect,  wholly  owned  subsidiary  of UBS AG
("UBS")  and a member of the UBS Global  Asset  Management  Division,  which had approximately  $380.3 billion in assets under  management  worldwide as of March
31, 2003. UBS is an  international  diversified  organization  headquartered  in
Zurich,  Switzerland,  with  operations in many areas of the financial  services industry.  The Advisor is responsible for the Fund's investment  decisions.  The
Advisor  carries out its duties,  subject to the supervision of the Fund's Board of Trustees,  pursuant to an investment  advisory  agreement  that describes the
Advisor's responsibilities.

Portfolio Management

Investment decisions for the Fund are made by investment management teams at the
Advisor.  No specific  member of any  investment  management  team is  primarily responsible for making recommendations for portfolio purchases or sales.

Advisory Fees

The Fund does not pay fees for advisory or administrative services.

                               Prospectus Page 11

                                    Series T

                               DIVIDENDS AND TAXES

--------------------------------------------------------------------------------

Dividends
The  Fund  normally  declares  and pays  dividends  monthly.  The Fund  normally distributes  realized gains, if any, annually.  The Fund's dividends and capital gains distributions will be paid only in cash.

Taxes
The  distributions  that you  receive  from the Fund  generally  are  subject to federal  income  tax. If you hold Fund shares  through a  tax-exempt  account or plan, such as an IRA or 401(k) plan, distributions on your shares generally will not be subject to tax.

The Fund expects that its dividends will be taxed primarily as ordinary  income.
Any capital gains distributions paid by the Fund are taxable to you as long-term capital gain no matter how long you have owned your shares.  Every January,  you will receive a statement that shows the tax status of distributions you received for the previous  year.  Distributions  declared in December but paid in January are taxable as if they were paid in December.

By law,  the Fund must  withhold a portion  of your  taxable  distributions  and redemption proceeds unless you:

o        Provide your correct social security or taxpayer identification number,
o        certify that this number is correct,
o        certify that you are not subject to backup withholding, and
o        certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so.

When you sell  Fund  shares,  you may  realize  a  capital  gain or loss for tax purposes.

Distributions of ordinary  income,  capital gain, and gain from the sale of your
Fund  shares  generally  will be  subject  to state  and local  taxes.  Non-U.S.
investors may be subject to U.S.  withholding and estate tax. You should consult your tax advisor about the federal,  state, local or foreign tax consequences of your investment in the Fund.

                               Prospectus Page 12

                                    Series T

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

No  financial  information  is  presented  for the Fund because the Fund had not commenced investment operations as of the date of this prospectus.

                               Prospectus Page 13

                                    Series T

--------------------------------------------------------------------------------

If you want more  information  about  the  Fund,  the  following  documents  are available free upon request:

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Fund and is incorporated by reference  into  this  prospectus  (which  means  it  is  legally  part  of  the prospectus).

You may discuss  your  questions  about the Fund by  contacting  your  financial advisor.  You may obtain  free copies of the Fund's SAI by  contacting  the Fund directly at 1-800-647-1568.

You may review and copy  information  about the Fund,  including the SAI, at the
Public Reference Room of the Securities and Exchange Commission.  You may obtain information  about the operations of the SEC's Public  Reference Room by calling the SEC at  1-202-942-8090.  You can get  text-only  copies of reports and other information about the Fund.

     o    For a fee, by electronic request at  publicinfo@sec.gov  or by writing the SEC's Public Reference Room, Washington, D.C. 20549-0102; or

     o    Free,  from the  EDGAR  Database  on the  SEC's  Internet  website  at
          http://www.sec.gov.

SMA Relationship Trust
- Series T
Investment Company Act File No. 811-21328

(C)2003 UBS Global Asset Management (US) Inc.  All rights reserved.

                               Prospectus Page 14

                                    SERIES M
                               51 West 52nd Street
                          New York, New York 10019-6114

                       STATEMENT OF ADDITIONAL INFORMATION

  Series M (the "Fund") is a series of SMA Relationship TrustSM (the "Trust").

     UBS Global Asset Management (US) Inc. ("UBS Global AM"), an indirect wholly
owned  subsidiary  of  UBS  AG  ("UBS"),   serves  as  the  investment  advisor,
administrator and principal underwriter for the Fund.

     This  statement of additional  information  ("SAI") is not a prospectus and should be read only in  conjunction  with the Fund's current  Prospectus,  dated
August 25 , 2003. A copy of the Prospectus may be obtained by calling  toll-free
1-800-647-1568. This SAI is dated August 25, 2003.

Organization of the Trust; Trustees and Officers; Principal Holders
and Management Ownership of Securities........................................25
Investment Advisory, Administration, Principal Underwriting

          SMA Relationship TrustSM and SMA*RT Shares are service marks of UBS Global Asset Management (US) Inc.

                                     Page 1

                      THE FUND AND ITS INVESTMENT POLICIES

     The Fund is a non-diversified series of the Trust. The Trust is an open-end management  investment  company that was organized as a Delaware statutory trust under Delaware law on December 3, 2002.

     The Fund's  investment  objective  may not be changed  without  shareholder approval.  Except where noted, the other investment  policies of the Fund may be changed by the board of trustees of the Trust (the "Board") without  shareholder approval.  As with other mutual funds,  there is no assurance that the Fund will achieve its investment objective.

     The Fund's  investment  objective is to achieve total return  consisting of capital appreciation and current income exempt from federal income tax. The Fund seeks to invest  substantially all of its net assets in municipal bonds.  Except under  unusual  circumstances,  the Fund  invests at least 80% of its net assets
(plus borrowings for investment purposes,  if any) in securities that pay income exempt from federal income tax.

     The Fund  normally  invests at least 65% of its total assets in  investment grade  municipal  bonds.  The Fund may  invest up to 10% of its total  assets in municipal bonds that are not investment grade. The Fund may not invest more than
10% of its total  assets in inverse  floaters and may not invest more than 5% of its total assets in uninsured  "non-appropriation"  municipal lease obligations.
There is no  percentage  limitation  on the  Fund's  ability  to invest in other municipal lease  obligations.  The Fund may also invest in Treasury  securities.
The Fund may (but is not  required  to) use  interest  rate  futures  contracts, treasury futures and other derivatives to help manage its portfolio duration.

     The Fund may invest up to 15% of its net assets in illiquid securities. The
Fund may purchase securities on a when-issued or delayed delivery basis.

              THE FUND'S INVESTMENTS, RELATED RISKS AND LIMITATIONS

     The following  supplements the information  contained in the Prospectus and above concerning the Fund's investments,  related risks and limitations.  Except as otherwise indicated in the Prospectus or the SAI, the Fund has established no policy limitations on its ability to use the investments or techniques discussed in these documents.

     Types of  Municipal  Bonds.  The Fund may invest in a variety of  municipal bonds, as described below:

     Municipal Bonds.  Municipal bonds are municipal obligations that are issued by states,  municipalities,  public  authorities  or other  issuers and that pay interest that, in the opinion of issuers' counsel, is exempt from federal income
tax.  The  two  principal   classifications  of  municipal  bonds  are  "general
obligation" and "revenue"  bonds.  General  obligation  bonds are secured by the issuer's pledge of its full faith, credit and

                                     Page 2

taxing  power for the  payment of  principal  and  interest.  Revenue  bonds are payable  only from the revenues  derived from a particular  facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific  revenue source,  such as from the user of the facility being financed.
Municipal bonds also include "moral obligation" bonds, which are normally issued by special purpose  authorities.  For these bonds, a government unit is regarded as morally  obligated to support  payment of the debt service,  which is usually subject to annual budget  appropriations.  Various types of municipal  bonds are described in the following sections.

     Municipal  Lease  Obligations.  Municipal  bonds  include  municipal  lease obligations,  such as leases,  installment  purchase  contracts and  conditional sales  contracts,  and certificates of  participation  therein.  Municipal lease obligations  are  issued by state  and  local  governments  and  authorities  to purchase land or various types of equipment or facilities  and may be subject to annual budget  appropriations.  The Fund  generally  invests in municipal  lease obligations through certificates of participation.

     Although municipal lease obligations do not constitute general  obligations of the municipality  for which its taxing power is pledged,  they ordinarily are backed by the  municipality's  covenant to budget for,  appropriate and make the payments  due,  under  the  lease  obligation.  The  leases  underlying  certain municipal lease obligations, however, provide that lease payments are subject to partial or full abatement if,  because of material  damage or destruction of the leased  property,  there is  substantial  interference  with the lessee's use or occupancy  of  such  property.  This  "abatement  risk"  may be  reduced  by the existence of insurance  covering the leased  property,  the  maintenance  by the lessee of reserve funds or the provision of credit enhancements, such as letters of credit.

     Certain municipal lease obligations  contain  "non-appropriation"  clauses, which  provide  that  the  municipality  has no  obligation  to  make  lease  or installment  purchase  payments in future years unless money is appropriated for such purpose on a yearly basis.  Some municipal  lease  obligations of this type are insured as to timely payment of principal and interest, even in the event of a failure by the  municipality to appropriate  sufficient funds to make payments under  the  lease.  However,  in  the  case  of  an  uninsured  municipal  lease obligation,  the Fund's  ability  to  recover  under the lease in the event of a non-appropriation  or default  will be  limited  solely to the  repossession  of leased  property  without  recourse  to the general  credit of the  lessee,  and disposition of the property in the event of foreclosure might prove difficult.

     Industrial  Development Bonds ("IDBs") and Private Activity Bonds ("PABs").
IDBs and PABs are  issued  by or on  behalf of  public  authorities  to  finance various  privately  operated  facilities,  such as airport or pollution  control facilities.  These  obligations  are considered  municipal bonds if the interest paid  thereon  is exempt  from  federal  income  tax in the  opinion of the bond issuer's counsel. IDBs and PABs are in most cases revenue bonds and thus are not payable from the unrestricted revenues of the issuer. The credit quality of IDBs and PABs is usually  directly  related to the credit standing of the user of the facilities  being  financed.  IDBs issued  after August 15, 1986  generally  are considered PABs, and to the extent the Fund invests in such PABs,

                                     Page 3

shareholders   generally  will  be  required  to  include  a  portion  of  their exempt-interest  dividends from the Fund in calculating  their liability for the federal alternative minimum tax ("AMT").  See "Taxes" below. The Fund may invest up to 20% of its net assets in IDBs and PABs.

     Floating  Rate and Variable  Rate  Obligations.  Floating rate and variable rate  obligations  are municipal  bonds that bear interest at rates that are not fixed,  but that vary with  changes in specified  market  rates or indices.  The interest  rate on  floating  rate or  variable  rate  securities  ordinarily  is readjusted  on the  basis of the  prime  rate of the bank  that  originated  the financing  or some  other  index or  published  rate,  such as the  90-day  U.S.
Treasury bill rate, or is otherwise  reset to reflect  market rates of interest.
Generally,  these interest rate  adjustments  cause the market value of floating rate and variable rate  municipal  securities to fluctuate  less than the market value of fixed rate  obligations.  Accordingly,  as interest  rates  decrease or increase, the potential for capital appreciation or capital depreciation is less than for fixed rate  obligations.  Floating  rate or variable  rate  obligations typically  permit the holder to demand  payment of principal  from the issuer or remarketing  agent at par value prior to  maturity  and may permit the issuer to prepay  principal,  plus accrued  interest,  at its discretion after a specified notice period. Frequently, floating rate or variable rate obligations and/or the demand features thereon are secured by letters of credit or other credit support arrangements  provided  by banks or other  financial  institutions,  the  credit standing of which affects the credit quality of the obligations.  Changes in the credit  quality  of  these  institutions  could  cause  losses  to the  Fund and adversely affect its share price.

     Demand  Features.  A demand  feature  gives  the Fund the right to sell the securities to a specified  party,  usually a remarketing  agent,  on a specified date.  A demand  feature is often  backed by a letter of credit from a bank or a guarantee or other liquidity support  arrangement from a bank or other financial institution.  As discussed under "Participation  Interests" below, to the extent that  payment of an  obligation  is backed by a letter of credit,  guarantee  or other  liquidity  support  that may be drawn upon  demand,  such  payment may be subject to that institution's ability to satisfy that commitment.

     Participation Interests. Participation interests are interests in municipal bonds, including IDBs, PABs and floating and variable rate obligations, that are owned by banks.  These interests carry a demand feature permitting the holder to tender them back to the bank,  which  demand  feature  generally is backed by an irrevocable  letter of credit or guarantee of the bank.  The credit  standing of such bank affects the credit quality of the participation interests.

     A  participation  interest  gives  the  Fund  an  undivided  interest  in a municipal bond owned by a bank.  The Fund has the right to sell the  instruments back to the bank.  Such  right  generally  is backed by the  bank's  irrevocable letter of credit or  guarantee  and  permits  the Fund to draw on the  letter of credit on demand,  after specified notice,  for all or any part of the principal amount of the Fund's  participation  interest plus accrued interest.  Generally, the Fund  expects to  exercise  the demand  under the letters of credit or other guarantees  (1) upon a default under the terms of the  underlying  bond,  (2) to

                                     Page 4

maintain the Fund's  portfolio in accordance  with its investment  objective and policies,  or (3) as needed to  provide  liquidity  to the Fund in order to meet redemption  requests.  The ability of a bank to fulfill its obligations  under a
letter  of  credit  or  guarantee  might  be  affected  by  possible   financial
difficulties  of its borrowers,  adverse  interest rate or economic  conditions, regulatory  limitations  or other  factors.  UBS Global AM seeks to monitor  the pricing,  quality and liquidity of the participation interests held by the Fund, and the  credit  standing  of banks  issuing  letters  of credit  or  guarantees supporting  such  participation  interests on the basis of  published  financial information reports of rating services and bank analytical services.

     Tender Option Bonds. Tender option bonds are long-term municipal bonds sold by a bank  subject to a "tender  option" that gives the  purchaser  the right to tender them to the bank at par plus accrued  interest at  designated  times (the
"tender option"). The tender option may be exercisable at intervals ranging from bi-weekly  to  semi-annually,  and the  interest  rate on the bonds is typically reset at the end of the applicable  interval in an attempt to cause the bonds to have a market  value  that  approximates  their par  value.  The  tender  option generally  would not be exercisable in the event of a default on, or significant downgrading of, the underlying municipal bonds. Therefore, the Fund's ability to exercise the tender  option will be affected by the credit  standing of both the bank involved and the issuer of the underlying securities.

     Put  Bonds.  A put bond is a  municipal  bond  that  gives the  holder  the unconditional  right to sell the bond back to the issuer or a remarketing  agent at a specified  price and exercise  date,  which is typically well in advance of the bond's  maturity  date.  The obligation to purchase the bond on the exercise date may be supported by a letter of credit or other credit support  arrangement from a bank,  insurance  company  or other  financial  institution,  the  credit standing of which affects the credit quality of the obligation.

     If the put is a "one time only" put, the Fund  ordinarily  will either sell the bond or put the bond,  depending upon the more favorable  price. If the bond has a series of puts after the first  put,  the bond will be held as long as, in the judgment of UBS Global AM, it is in the best  interest of the Fund to do so.
There is no assurance that the issuer of a put bond acquired by the Fund will be able to  repurchase  the bond upon the  exercise  date,  if the Fund  chooses to exercise its right to put the bond back to the issuer.

     Tax-Exempt Commercial Paper and Short-Term Municipal Notes. Municipal bonds include tax-exempt  commercial paper and short-term municipal notes, such as tax anticipation  notes, bond anticipation  notes,  revenue  anticipation  notes and other  forms of  short-term  loans.  Such  notes are  issued  with a  short-term maturity  in  anticipation  of the  receipt of tax funds,  the  proceeds of bond placements and other revenues.

     Inverse Floaters.  The Fund may invest in municipal bonds on which the rate of interest varies  inversely with interest rates on other municipal bonds or an index.  Such obligations  include  components of securities on which interest is paid in two  separate  parts - an auction  component,  which pays  interest at a market rate that is set periodically

                                     Page 5

through  an auction  process  or other  method,  and a  residual  component,  or
"inverse floater," which pays interest at a rate equal to the difference between the rate that the issuer would have paid on a fixed-rate  obligation at the time of issuance and the rate paid on the auction  component.  The market value of an inverse floater will be more volatile than that of a fixed-rate  obligation and, like most debt obligations,  will vary inversely with changes in interest rates.
Because of the market volatility associated with inverse floaters, the Fund will not invest more than 10% of its total assets in inverse floaters.

     Because the interest rate paid to holders of inverse  floaters is generally determined  by  subtracting  the  interest  rate  paid  to  holders  of  auction components  from a fixed  amount,  the interest  rate paid to holders of inverse floaters  will  decrease as market  rates  increase and increase as market rates decrease.  Moreover,  the extent of the  increases  and  decreases in the market value of inverse  floaters may be larger than  comparable  changes in the market value of an equal principal amount of a fixed rate municipal bond having similar credit quality, redemption provisions and maturity. In a declining interest rate environment, inverse floaters can provide the Fund with a means of increasing or maintaining the level of tax-exempt interest paid to shareholders.

     Mortgage Subsidy Bonds.  The Fund also may purchase  mortgage subsidy bonds that are normally issued by special purpose public  authorities.  In some cases, the repayment of such bonds depends upon annual legislative  appropriations;  in other cases, repayment is a legal obligation of the issuer and, if the issuer is unable  to meet its  obligations,  repayment  becomes  a moral  commitment  of a related government unit (subject, however, to such appropriations). The types of municipal bonds identified  above and in the Prospectus may include  obligations of issuers whose  revenues are primarily  derived from mortgage loans on housing projects for moderate to low income families.

     U.S. Treasury  Securities.  The Fund may invest in U.S. Treasury Securities which include bills,  notes, bonds, and other debt securities issued by the U.S.
Treasury.  These are direct obligations of the U.S. government and differ mainly in the length of their maturities.

     Yield Factors and Credit Ratings;  Non-Investment Grade Bonds. The yield on a municipal bond depends on a variety of factors,  including  general  municipal and fixed income  security  market  conditions,  the financial  condition of the issuer, the size of the particular  offering,  the maturity,  credit quality and rating of the issue and  expectations  regarding  changes in tax rates. The Fund may invest in  municipal  bonds with a broad range of  maturities,  based on UBS
Global AM's  judgment of current and future  market  conditions as well as other factors, such as the Fund's liquidity needs. Generally,  the longer the maturity of a municipal  bond,  the higher the rate of interest  paid and the greater the volatility.

     Moody's  Investors  Service,  Inc.  ("Moody's"),  Standard & Poor's Ratings
Group,  a  division  of the  McGraw-Hill  Companies,  Inc.  ("S&P"),  and  other nationally  recognized  statistical  rating  agencies  ("rating  agencies")  are private services that provide ratings of

                                     Page 6

the credit quality of bonds and certain other  securities,  including  municipal bonds. A description of the ratings  assigned to municipal  bonds by Moody's and
S&P is included in the Appendix to this SAI.  Credit ratings attempt to evaluate the safety of  principal  and  interest  payments,  but they do not evaluate the volatility  of a  bond's  value  of  its  liquidity  and do  not  guarantee  the performance  of the issuer.  Rating  agencies may fail to make timely changes in credit  ratings in response to subsequent  events,  so that an issuer's  current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade a bond's rating.  Subsequent to a bond's purchase  by the Fund,  it may cease to be rated or its  rating  may be  reduced below the minimum  rating  required for  purchase by the Fund.  The Fund may use these ratings in determining  whether to purchase,  sell or hold a security.  It should be  emphasized,  however,  that  ratings are general and are not absolute standards  of quality.  Consequently,  municipal  bonds with the same  maturity, interest rate and rating may have different market prices.

     Opinions  relating to the validity of municipal  bonds and to the exemption of interest  thereon from federal income tax and (when  available)  from the AMT are rendered by bond counsel to the respective  issuing  authorities at the time of issuance. Neither the Fund nor UBS Global AM reviews the proceedings relating to the issuance of municipal  bonds or the basis for such opinions.  An issuer's obligations under its municipal bonds are subject to the bankruptcy,  insolvency and other laws  affecting  the rights and  remedies  of  creditors  (such as the federal  bankruptcy laws) and federal,  state and local laws that may be enacted that adversely  affect the tax-exempt  status of interest on the municipal bonds held  by the  Fund  or the  exempt-interest  dividends  received  by the  Fund's shareholders,  extend the time for payment of principal or interest, or both, or impose other constraints upon enforcement of such obligations. There is also the possibility  that, as a result of litigation or other  conditions,  the power or ability of issuers to meet their  obligations  for the payment of principal  of, and interest on, their municipal bonds may be materially and adversely affected.

     Investment  grade  municipal  bonds  are  rated in one of the four  highest rating  categories or one of the two highest  short-term  rating categories by a rating agency,  such as Moody's or S&P, or, if unrated,  are determined to be of comparable  quality by UBS Global AM.  Medium  grade  municipal  securities  are investment  grade and are rated A, Baa or MIG-2 by  Moody's or A, BBB or SP-2 by
S&P,  have  received an  equivalent  rating from  another  rating  agency or are determined by UBS Global AM to be of comparable quality. Moody's considers bonds
rated  Baa  (its   lowest   investment   grade   rating)  to  have   speculative
characteristics.  This  means  that  changes  in  economic  conditions  or other circumstances  are more likely to lead to a weakened  capacity to make principal and interest payments than is the case for higher rated bonds.

     Non-investment  grade  municipal  bonds  (commonly known as municipal "junk bonds" and sometimes  referred to as "high yield"  municipal bonds) are rated Ba or lower by  Moody's,  BB or lower by S&P,  comparably  rated by another  rating agency  or  determined  by  UBS  Global  AM  to be of  comparable  quality.  The non-investment  grade  municipal bonds in which the Fund may invest may be rated
Ba, B or MIG--3 by

                                     Page 7

Moody's or BB, B or SP-3 by S&P, have an equivalent  rating from another  rating agency,  or, if unrated,  are  determined  by UBS Global AM to be of  comparable quality.

     The Fund's  investments  in  non-investment  grade  municipal  bonds entail greater risk than its  investments in higher rated bonds.  Non-investment  grade municipal  bonds are considered  predominantly  speculative  with respect to the issuer's ability to pay interest and repay principal and may involve significant risk  exposure  to adverse  conditions.  Non-investment  grade  municipal  bonds generally offer a higher current yield than that available for investment  grade issues and may be less sensitive to interest rate changes; however, they involve higher  risks,  in that they are more  sensitive  to  adverse  changes in market conditions.  During  periods of  economic  downturn  or rising  interest  rates, issuers of non-investment  grade municipal bonds may experience financial stress that could  adversely  affect  their  ability to make  payments of interest  and principal and increase the possibility of default.

     The market for  non-investment  grade  municipal bonds generally is thinner and less active  than that for higher  quality  securities,  which may limit the
Fund's  ability to sell these  bonds at fair value in response to changes in the economy or  financial  markets.  Adverse  publicity  and  investor  perceptions, whether or not based on fundamental  analysis,  may also decrease the values and liquidity of non-investment grade municipal bonds, especially in a thinly traded market.

     Stand-By Commitments. The Fund may acquire stand-by commitments pursuant to which a bank or other  municipal bond dealer agrees to purchase  securities that are held in the Fund's  portfolio or that are being  purchased by the Fund, at a price equal to (1) the acquisition  cost (excluding any accrued interest paid on acquisition),  less any amortized  market  premium or plus any accrued market or original issue discount,  plus (2) all interest  accrued on the securities since the last interest  payment date or the date the securities were purchased by the
Fund,  whichever is later.  The Fund may acquire such  commitments to facilitate portfolio liquidity.

     The Fund would  enter into  stand-by  commitments  only with those banks or other  dealers  that, in the opinion of UBS Global AM,  present  minimal  credit risk. The Fund's right to exercise  stand-by  commitments would be unconditional and  unqualified.  A stand-by  commitment would not be transferable by the Fund, although the Fund could sell the underlying  municipal bonds to a third party at any time. The Fund may pay for stand-by commitments either separately in cash or by paying a higher price for the securities that are acquired  subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities).  The  acquisition  of a stand-by  commitment  would not  ordinarily affect the valuation or maturity of the  underlying  municipal  bonds.  Stand-by commitments  acquired  by the Fund  would be valued at zero in  determining  net asset  value.  Whether  the Fund paid  directly  or  indirectly  for a  stand-by commitment,  its cost would be treated as unrealized  depreciation  and would be amortized over the period the commitment is held by the Fund.

                                     Page 8

     Non-Publicly   Traded   Securities,   Private   Placements  and  Restricted
Securities.  The Fund may  invest in  securities  that are  non-publicly  traded securities,  including  privately placed  securities that the Fund buys directly from the issuer. As a result of the absence of a public trading market for these securities,  they may be less liquid than publicly traded  securities.  Although these securities may be resold in privately negotiated transactions,  the prices realized from these sales could be less than those  originally paid by the Fund, or less  than  what  may be  considered  the  fair  value  of  such  securities.
Furthermore,  companies  whose  securities  are not  publicly  traded may not be subject to the disclosure and other investor protection requirements which would be applicable if their securities were publicly  traded.  If such securities are required to be registered under the securities laws of one or more jurisdictions before  being  resold,  the  Fund  may  be  required  to  bear  the  expense  of registration.

     Illiquid Securities.  The term "illiquid  securities" means securities that cannot be disposed of within  seven days in the  ordinary  course of business at approximately  the  amount  at which  the Fund has  valued  the  securities  and includes, among other securities, over-the-counter options purchased, repurchase agreements  maturing  in more than seven days and  municipal  lease  obligations
(including  certificates  of  participation)  other than those UBS Global AM has determined are liquid  pursuant to guidelines  established by the Trust's Board.
The assets used as cover for  over-the-counter  options written by the Fund will be  considered  illiquid  unless the options are sold to  qualified  dealers who agree  that  the  Fund may  repurchase  the  options  at a  maximum  price to be calculated  by a formula  set forth in the option  agreements.  The cover for an over-the-counter  option written  subject to this procedure  would be considered illiquid only to the extent that the maximum  repurchase price under the formula exceeds the intrinsic  value of the option.  The Fund may not be able to readily liquidate  its  investments  in illiquid  securities  and may have to sell other investments  if necessary to raise cash to meet its  obligations.  The lack of a liquid secondary  market for illiquid  securities may make it more difficult for the Fund to assign a value to those  securities  for  purposes  of  valuing  its portfolio and calculating its net asset value.

     The Board has delegated the function of making day-to-day determinations of liquidity to UBS Global AM,  pursuant to guidelines  approved by the Board.  UBS
Global  AM takes  into  account  a  number  of  factors  in  reaching  liquidity decisions,  including:  (1) the  frequency of trades for the  security;  (2) the number of dealers that make quotes for the  security;  (3) the number of dealers that have  undertaken to make a market in the security;  (4) the number of other potential  purchasers;  and (5) the nature of the  security  and how  trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of  transfer).  UBS Global AM monitors the liquidity of securities in the Fund's portfolio and reports  periodically on liquidity  decisions to the
Board.

     In  making   determinations   as  to  the  liquidity  of  municipal   lease
obligations,  UBS  Global AM will  distinguish  between  direct  investments  in municipal  lease  obligations  (or  participations  therein) and  investments in securities that may be supported by municipal lease  obligations or certificates of participation therein. Since these municipal lease

                                     Page 9

obligation-backed   securities  are  based  on  a   well-established   means  of
securitization, UBS Global AM does not believe that investing in such securities presents the same  liquidity  issues as direct  investments  in municipal  lease obligations.

     UBS Global AM monitors the Fund's overall holdings of illiquid  securities.
If  the  Fund's  holdings  of  illiquid  securities  exceed  its  limitation  on investments in illiquid securities for any reason (such as a particular security becoming  illiquid,  changes in relative  market  values of liquid and  illiquid portfolio  securities or shareholder  redemptions),  UBS Global AM will consider what action would be in the best interest of the Fund and its shareholders. Such action may include  engaging in an orderly  disposition  of securities to reduce the Fund's holdings of illiquid securities. However, the Fund is not required to dispose of illiquid securities under these circumstances.

     Repurchase  Agreements.  The Fund does not intend to enter into  repurchase agreements,  except as a  temporary  measure  and under  unusual  circumstances, because  repurchase  agreements  generate taxable income.  The Fund is, however, authorized to enter into repurchase  agreements with U.S. banks and dealers with respect to any  obligation  issued or  guaranteed  by the U.S.  government,  its agencies or  instrumentalities,  and also with respect to commercial paper, bank certificates  of deposit and bankers'  acceptances.  Repurchase  agreements  are transactions in which the Fund purchases  securities or other  obligation from a bank or  securities  dealer (or its  affiliate)  and  simultaneously  commits to resell them to the  counterparty at an agreed-upon  date or upon demand and at a price  reflecting  a market  rate of  interest  unrelated  to the coupon rate or maturity  of the  purchased  obligations.  The  Fund  maintains  custody  of the underlying  obligations  prior to their  repurchase,  either through its regular custodian  or through a special  "tri-party"  custodian  or  sub-custodian  that maintains  separate accounts for both the Fund and its  counterparty.  Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

     Repurchase  agreements  carry  certain  risks not  associated  with  direct investments in securities,  including a possible  decline in the market value of the  underlying  obligations.  If their value  becomes less than the  repurchase price,  plus any agreed-upon  additional  amount,  the counterparty must provide additional  collateral so that at all times the  collateral is at least equal to the repurchase  price plus any  agreed-upon  additional  amount.  The difference between the total amount to be received upon  repurchase of the  obligations and the price that was paid by the Fund upon  acquisition is accrued as interest and
included  in  its  net  investment  income.   Repurchase   agreements  involving
obligations other than U.S. government  securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent,  the Fund may suffer delays,  costs and possible losses in connection  with the  disposition of  collateral.  The Fund intends to enter  into  repurchase  agreements  only with  counterparties  in  transactions believed by UBS Global AM to present minimum credit risks.

                                     Page 10

     Reverse Repurchase  Agreements.  Reverse repurchase  agreements involve the sale  of  securities  held by the  Fund,  subject  to the  Fund's  agreement  to repurchase the  securities at an agreed-upon  date or upon demand and at a price reflecting a market rate of interest.  Reverse repurchase agreements are subject to the Fund's  limitation on borrowings  and may be entered into only with banks or securities dealers or their affiliates.  While a reverse repurchase agreement is outstanding,  the Fund will designate cash or liquid  securities on the books of its  custodian,  marked to market  daily,  in an amount at least equal to its obligations under the reverse repurchase agreement.

     Reverse  repurchase  agreements  involve  the risk  that  the  buyer of the securities  sold by the Fund might be unable to deliver them when the Fund seeks to  repurchase.  In the  event  that the  buyer of  securities  under a  reverse repurchase  agreement  files for bankruptcy or becomes  insolvent,  the buyer or trustee or receiver may receive an  extension  of time to  determine  whether to enforce the Fund's  obligation to repurchase the securities,  and the Fund's use of  the  proceeds  of  the  reverse  repurchase  agreement  may  effectively  be restricted pending such decision.

     When-Issued  and  Delayed  Delivery  Securities.   The  Fund  may  purchase
securities  on a  "when-issued"  basis or may  purchase or sell  securities  for delayed delivery,  i.e., for issuance or delivery to or by the Fund later than a normal settlement date at a stated price and yield. The Fund generally would not pay for such  securities  or  start  earning  interest  on them  until  they are received.  However,  when the Fund undertakes a when-issued or delayed  delivery obligation,  it immediately assumes the risks of ownership,  including the risks of price  fluctuation.  Failure of the issuer to deliver a security purchased by the Fund on a  when-issued  or delayed  delivery  basis may result in the Fund's incurring or missing an opportunity to make an alternative investment.

     A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the  commitment  date and is subject to changes in market  value, generally based upon changes in the level of interest rates.  Thus,  fluctuation in the value of the security  from the time of the  commitment  date will affect the Fund's net asset value.  When the Fund commits to purchase  securities  on a when-issued  or  delayed  delivery  basis,  it will  designate  cash  or  liquid securities on the books of its custodian,  marked to market daily,  in an amount to cover the commitment.  The Fund's  when-issued and delayed delivery  purchase commitments  could cause its net asset value per share to be more volatile.  The
Fund may sell the right to acquire the security  prior to delivery if UBS Global
AM deems it  advantageous  to do so,  which may  result in a gain or loss to the
Fund.

     Duration. Duration is a measure of the expected life of a bond on a present value basis.  Duration  incorporates the bond's yield, coupon interest payments, final maturity and call features into one measure and is one of the  fundamental tools used by UBS Global AM in portfolio  selection and yield curve  positioning for the Fund's  bond  investments.  Duration  was  developed  as a more  precise alternative to the concept of "term to maturity." Traditionally,  a bond's "term to  maturity"  has been used as a proxy for the  sensitivity  of the  security's price to  changes  in  interest  rates  (which is the  "interest  rate  risk" or
"volatility"  of the security).  However,  "term to maturity"  measures only the

                                     Page 11

time until the  scheduled  final  payment on the bond,  taking no account of the pattern of payments prior to maturity.

     Duration  takes the length of the time  intervals  between the present time and the time that the interest and  principal  payments are scheduled or, in the case of a callable  bond,  expected to be made,  and weights them by the present values of the cash to be  received at each  future  point in time.  For any bond with interest payments occurring prior to the payment of principal,  duration is always less than maturity. For example, depending on its coupon and the level of market  yields,  a Treasury  note with a remaining  maturity of five years might have a duration of 4.5 years. For  mortgage-backed and other securities that are subject  to  prepayments,  put or  call  features  or  adjustable  coupons,  the difference  between the remaining  stated maturity and the duration is likely to be much greater.

     Duration allows UBS Global AM to make certain  predictions as to the effect that changes in the level of interest rates will have on the value of the Fund's portfolio of bonds.  For example,  when the level of interest rates increases by
1%, a bond having a positive  duration of three years generally will decrease by approximately  3%. Thus, if UBS Global AM calculates  the duration of the Fund's portfolio of bonds as three  years,  it normally  would expect the  portfolio to change in value by approximately 3% for every 1% change in the level of interest rates.  However,  various  factors,  such as changes in  anticipated  prepayment rates,  qualitative  considerations  and  market  supply and  demand,  can cause particular  securities to respond  somewhat  differently  to changes in interest
rates  than  indicated  in  the  above  example.   Moreover,   in  the  case  of
mortgage-backed  and  other  complex  securities,   duration   calculations  are
estimates  and are not  precise.  This is  particularly  true during  periods of market volatility.  Accordingly,  the net asset value of the Fund's portfolio of bonds may vary in relation to interest  rates by a greater or lesser  percentage than indicated by the above example.

     Futures,  options and options on futures have  durations  that, in general, are  closely  related to the  duration of the  securities  that  underlie  them.
Holding long futures or call option positions will lengthen  portfolio  duration by  approximately  the same amount as would holding an equivalent  amount of the underlying securities. Short futures or put options have durations roughly equal to the negative  duration of the securities  that underlie  these  positions and have the effect of reducing  portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

     There are some situations in which the standard  duration  calculation does not properly  reflect the  interest  rate  exposure of a security.  For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset.  Another  example where the interest rate exposure is not properly captured by the standard  duration  calculation  is the case of  mortgage-backed securities.  The stated final maturity of such securities is generally 30 years, but  current  prepayment  rates are  critical  in  determining  the  securities'
interest rate exposure. In these and other similar situations, UBS Global

                                     Page 12

AM will  use more  sophisticated  analytical  techniques  that  incorporate  the economic  life  of a  security  into  the  determination  of its  duration  and, therefore, its interest rate exposure.

     Temporary and Defensive  Investments;  Money Market  Investments.  When UBS
Global AM believes that unusual  circumstances  warrant a defensive  posture and that there are not  enough  suitable  municipal  bonds  available,  the Fund may temporarily  and without  percentage  limit hold cash and invest in money market instruments that pay taxable interest,  including repurchase agreements.  If the
Fund  holds  cash,  the cash would not earn  income and would  reduce the Fund's yield.

Investment Limitations of the Fund

     Fundamental  Limitations.  The investment  limitations  set forth below are fundamental  policies and may not be changed by the Fund without the approval of a majority of the  outstanding  voting  securities (as defined in the Investment
Company Act of 1940, as amended (the "1940 Act")) of the Fund.  Unless otherwise indicated, all percentage limitations listed below apply to the Fund only at the time of the transaction.  Accordingly, if a percentage restriction is adhered to at the time of investment,  a later increase or decrease in the percentage  that results  from a relative  change in values or from a change in the Fund's  total assets will not be considered a violation. The Fund may not:

     (1)  Purchase or sell real  estate,  except  that the Fund may  purchase or sell securities of real estate investment trusts;

     (2)  Purchase or sell  commodities,  except  that the Fund may  purchase or sell  currencies,  may enter into  futures  contracts  on  securities, currencies and other indices or any other financial  instruments,  and may purchase and sell options on such futures contracts;

     (3)  Issue securities  senior to the Fund's presently  authorized shares of beneficial interest,  except that this restriction shall not be deemed to prohibit the Fund from: (a) making any permitted borrowings,  loans or pledges;  (b) entering into  options,  futures  contracts,  forward
          contracts,    repurchase    transactions,    or   reverse   repurchase
          transactions; or (c) making short sales of securities up to 10% of the
          Fund's net assets to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretations thereof;

     (4)  Make loans to other  persons,  except:  (a) through the lending of its portfolio  securities;  (b) through the  purchase of debt  securities, loan  participations  and/or  engaging in direct  corporate  loans for investment  purposes in accordance with its investment  objectives and policies;  and (c) to the extent the entry into a repurchase agreement is deemed to be a loan;

     (5)  Borrow  money in excess of 33 1/3% of the value of its assets,  except as a temporary measure for extraordinary or emergency purposes to

                                     Page 13

          facilitate redemptions. All borrowings will be done from a bank and to the extent that such  borrowing  exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required;

     (6)  Concentrate  (invest more than 25% of its net assets) in securities of issuers in a  particular  industry  (other than  securities  issued or guaranteed by the U.S. government or any of its agencies or tax-exempt municipal securities); and

     (7)  Act as an underwriter,  except to the extent the Fund may be deemed to be an underwriter when selling its own shares.

     Non-Fundamental  Limitations.  The following  investment  restrictions  are non-fundamental  and may be changed by the vote of the Board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or  transaction,  a later  increase  or decrease in  percentage  resulting  from changing  values of portfolio  securities  or amount of total assets will not be considered a violation of any of the following limitations.

         The Fund will not:

     (1)  invest more than 15% of its net assets in illiquid securities.

     (2)  purchase securities on margin,  except for short-term credit necessary for clearance of portfolio  transactions  and except that the Fund may make margin deposits in connection  with its use of financial  options and futures,  forward and spot currency  contracts,  swap transactions and other financial contracts or derivative instruments.

     (3)  engage in short  sales of  securities  or  maintain a short  position, except  that the Fund may (a) sell short  "against  the box",  and (b)
          maintain  short  positions  in  connection  with its use of  financial options  and  futures,  forward  and  spot  currency  contracts,  swap transactions and other financial contracts or derivative instruments.

     (4)  purchase  securities  of other  investment  companies,  except  to the extent permitted by the 1940 Act and any rule or order thereunder,  or
          SEC staff interpretation thereof, and except that this limitation does not apply to  securities  received or acquired as  dividends,  through offers of exchange,  or as a result of reorganization,  consolidation, or merger.

                                     Page 14

                     STRATEGIES USING DERIVATIVE INSTRUMENTS

General Description of Derivative  Instruments.  UBS Global AM may use a variety of financial instruments ("Derivative Instruments"),  including certain options, futures  contracts  (sometimes  referred to as "futures") and options on futures contracts.  The Fund may enter into transactions  involving one or more types of
Derivative  Instruments  under which the full value of its  portfolio  may be at risk. Under normal  circumstances,  however, the Fund's use of these instruments will place at risk a much smaller portion of its assets. In particular, the Fund may use the Derivative Instruments described below.

     The Fund might not use any derivative instruments or strategies,  and there can be no assurance  that using any strategy will  succeed.  If UBS Global AM is incorrect in its judgment on market  values,  interest  rates or other  economic factors in using a derivative  instrument  or strategy,  the Fund may have lower net income and a net loss on the investment.

     Options  on  Debt  Securities  - A call  option  is a  short-term  contract pursuant to which the purchaser of the option, in return for a premium,  has the right to buy the security underlying the option at a specified price at any time during the term of the option or at specified  times or at the expiration of the option, depending on the type of option involved. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option  term,  to deliver the  underlying  security  against  payment of the exercise price. A put option is a similar contract that gives its purchaser,  in return for a premium,  the right to sell the underlying  security at a specified price during the option term or at specified  times or at the  expiration of the option,  depending on the type of option involved. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security at the exercise price.

     Options on Debt Securities  Indices - A securities  index assigns  relative values to the securities  included in the index and  fluctuates  with changes in the market values of those securities. A securities index option operates in the same way as a more  traditional  securities  option,  except that  exercise of a securities  index  option is  effected  with cash  payment  and does not involve delivery of securities.  Thus, upon exercise of a securities  index option,  the purchaser  will  realize,  and the  writer  will  pay,  an  amount  based on the difference  between the exercise  price and the closing price of the  securities index.

     Municipal  Bond Index  Futures  Contracts - A municipal  bond index futures contract is a bilateral  agreement pursuant to which one party agrees to accept, and the other  party  agrees to make,  delivery  of an amount of cash equal to a specified dollar amount times the difference  between the securities index value at the close of  trading  of the  contract  and the  price at which the  futures contract is originally struck. No physical delivery of the securities comprising the index is made.  Generally,  contracts are closed out prior to the expiration date of the contract.

                                     Page 15

     Municipal  Debt and  Interest  Rate Futures  Contracts - Municipal  debt or interest rate futures contracts are bilateral  agreements  pursuant to which one party  agrees to make,  and the other  party  agrees to  accept,  delivery  of a specified  type of debt  security at a specified  future time and at a specified price.  Although such futures  contracts by their terms call for actual delivery or  acceptance  of debt  securities,  in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

     Options on Futures  Contracts - Options on futures contracts are similar to options on  securities,  except that an option on a futures  contract  gives the purchaser  the right,  in return  for the  premium,  to assume a  position  in a futures  contract (a long position if the option is a call and a short  position if the  option is a put),  rather  than to  purchase  or sell a  security,  at a specified  price at any time during the option term or at specified  times or at the  expiration of the option,  depending on the type of option  involved.  Upon exercise of the option,  the  delivery of the futures  position to the holder of the option  will be  accompanied  by delivery of the  accumulated  balance  that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

     Swap  Transactions  - The Fund may  enter  into  swap  transactions,  which include swaps,  caps, floors and collars relating to interest rates,  securities or other  instruments.  Interest  rate swaps  involve an  agreement  between two parties to exchange payments that are based, for example,  on variable and fixed rates of interest and that are calculated on the basis of a specified  amount of principal  (the  "notional  principal  amount") for a specified  period of time.
Interest  rate cap and floor  transactions  involve  an  agreement  between  two parties in which the first party  agrees to make  payments  to the  counterparty when a  designated  market  interest  rate goes  above (in the case of a cap) or below  (in the case of a floor) a  designated  level on  predetermined  dates or during a specified  time period.  Interest rate collar  transactions  involve an agreement  between  two  parties in which  payments  are made when a  designated market interest rate either goes above a designated  ceiling level or goes below a  designated  floor level on  predetermined  dates or during a  specified  time period.  Swaps  relating  to  securities  or other  instruments  are  similar to interest  rate  swaps,  but  they  are  based  on  changes  in the  value of the underlying securities or instruments.

     The Fund may enter  into  interest  rate swap  transactions  to  preserve a return or spread on a particular  investment  or portion of its  portfolio or to protect  against  any  increase  in  the  price  of  securities  it  anticipates purchasing at a later date. The Fund may use interest rate swaps,  caps,  floors and  collars  as a hedge on  either an  asset-based  or  liability-based  basis, depending on whether it is hedging its assets or its liabilities.  Interest rate swap  transactions are subject to risks comparable to those described below with respect to other hedging strategies.

     The Fund will  usually  enter  into swaps on a net  basis,  (i.e.,  the two payment  streams are netted out, with the fund receiving or paying,  as the case may be, only the net amount of

                                     Page 16

the two payments).  Because segregated accounts will be established with respect to  these  transactions,  UBS  Global  AM  believes  these  obligations  do  not constitute  senior  securities  and,  accordingly,  will not treat them as being subject to the Fund's borrowing  restrictions.  The net amount of the excess, if any, of the Fund's  obligations over its entitlements  with respect to each rate swap will be accrued on a daily basis,  and  appropriate  fund assets  having an aggregate  net  asset  value  at  least  equal  to the  accrued  excess  will be maintained in a segregated  account.  The Fund also will  establish and maintain such segregated  accounts with respect to its total  obligations under any swaps that are not entered into on a net basis.

     The Fund will enter into swap  transactions  only with banks and recognized securities  dealers  believed by UBS Global AM to present minimal credit risk in accordance  with  guidelines  established by the board. If there is a default by the  other  party  to such a  transaction,  the  Fund  will  have to rely on its contractual remedies (which may be limited by bankruptcy,  insolvency or similar laws) pursuant to the agreements related to the transaction.

     General  Description of Strategies Using Derivative  Instruments.  The Fund
may use  Derivative  Instruments  to attempt to hedge its  portfolio and also to attempt to enhance  income or return or realize gains and to manage the duration of its bond  portfolio.  The Fund may use  Derivative  Instruments  to  maintain exposure to bonds while maintaining a cash balance for Fund management  purposes
(such as to provide  liquidity  to meet  anticipated  shareholder  sales or Fund shares and for Fund operating expenses),  to facilitate trading or to adjust its exposure to difference asset classes.

     Hedging  strategies can be broadly  categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended partially  or fully to  offset  potential  declines  in the value of one or more investments held in the Fund's portfolio. Thus, in a short hedge, the Fund takes a position  in a  Derivative  Instrument  whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, the
Fund might  purchase a put option on a  security  to hedge  against a  potential decline in the value of that  security.  If the price of the  security  declined below the exercise  price of the put,  the Fund could  exercise the put and thus limit its loss below the  exercise  price to the premium  paid plus  transaction costs. In the  alternative,  because the value of the put option can be expected to increase as the value of the underlying security declines,  the Fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.

     Conversely,  a long hedge is a purchase or sale of a Derivative  Instrument intended  partially or fully to offset  potential  increases in the  acquisition cost of one or more  investments  that the Fund intends to acquire.  Thus,  in a long hedge, the Fund takes a position in a Derivative  Instrument whose price is expected  to  move  in the  same  direction  as  the  price  of the  prospective investment being hedged. For example, the Fund might purchase a call option on a security  it intends to  purchase  in order to hedge  against an increase in the cost of the security.  If the price of the security increased above the exercise price of the  call,  the Fund  could  exercise  the  call  and  thus  limit  its acquisition

                                     Page 17

cost to the  exercise  price  plus  the  premium  paid  and  transaction  costs.
Alternatively,  the Fund might be able to offset the price  increase  by closing out an appreciated call option and realizing a gain.

     The Fund may purchase and write (sell)  straddles on  securities or indices of  securities.  A long  straddle  is a  combination  of a call and a put option purchased  on the same  security  or on the same  futures  contract,  where  the exercise  price of the put is equal to the exercise  price of the call. The Fund might enter into a long  straddle when UBS Global AM believes it likely that the prices of the  securities  will be more  volatile  during the term of the option than the option pricing implies. A short straddle is a combination of a call and a put written on the same security  where the exercise price of the put is equal to the exercise  price of the call.  The Fund might enter into a short  straddle when UBS Global AM believes it unlikely that the prices of the  securities  will be as volatile during the term of the option as the option pricing implies.

     Derivative  Instruments  on securities  generally are used to hedge against price movements in one or more particular  securities positions that a Fund owns or intends to acquire.  Derivative Instruments on debt securities may be used to hedge either individual securities or broad fixed income market sectors.

     Income  strategies using Derivative  Instruments may include the writing of covered  options to obtain the related  option  premiums.  Gain  strategies  may include using Derivative Instruments to increase or decrease the Fund's exposure to different asset classes without buying or selling the underlying instruments.
The Fund also may use  derivatives to simulate full investment by the Fund while maintaining  a cash  balance for Fund  management  purposes  (such as to provide liquidity  to meet  anticipated  shareholder  sales of Fund  shares and for Fund operating expenses).

     The use of Derivative  Instruments is subject to applicable  regulations of the Securities and Exchange Commission ("SEC"),  the several options and futures exchanges  upon  which  they  are  traded  and  the  Commodity  Futures  Trading
Commission  ("CFTC").  In  addition,   the  Fund's  ability  to  use  Derivative
Instruments may be limited by tax considerations. See "Taxes."

     In addition to the products,  strategies and risks  described  below and in
the  Prospectus,   UBS  Global  AM  may  discover  additional  opportunities  in connection  with  Derivative  Instruments  and  with  hedging,  income  and gain
strategies.   These  new   opportunities  may  become  available  as  regulatory
authorities  broaden the range of permitted  transactions  and as new Derivative
Instruments  and  techniques  are  developed.  UBS Global AM may  utilize  these opportunities  for the Fund to the  extent  that  they are  consistent  with the
Fund's  investment  objective and permitted by its  investment  limitations  and applicable regulatory authorities. The Prospectus or SAI will be supplemented to the extent that new products or techniques  involve  materially  different risks than those described below or in the Prospectus.

                                     Page 18

     Special  Risks  of  Strategies  Using  Derivative  Instruments.  The use of
Derivative  Instruments involves special  considerations and risks, as described below.  Risks pertaining to particular  Derivative  Instruments are described in the sections that follow.

     (1)  Successful use of most Derivative Instruments depends upon the ability of UBS Global AM to predict  movements of the overall  securities,  or interest rate exchange markets,  which requires  different skills than predicting changes in the prices of individual  securities.  While UBS
          Global AM is experienced in the use of Derivative  Instruments,  there can be no assurance that any particular strategy adopted will succeed.

     (2)  There might be imperfect correlation, or even no correlation,  between price movements of a Derivative  Instrument and price movements of the investments  that are being  hedged.  For  example,  if the value of a
          Derivative Instrument used in a short hedge increased by less than the decline  in value of the  hedged  investment,  the hedge  would not be fully  successful.  Such a lack  of  correlation  might  occur  due to factors  affecting  the markets in which  Derivative  Instruments  are traded,  rather than the value of the  investments  being hedged.  The effectiveness of hedges using  Derivative  Instruments on indices will depend on the degree of  correlation  between  price  movements in the index and price movements in the securities being hedged.

     (3)  Hedging strategies,  if successful,  can reduce risk of loss by wholly or partially  offsetting  the  negative  effect of  unfavorable  price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged  investments.  For example, if the Fund entered into a short hedge because UBS Global AM projected a decline in the price of a security in the Fund's portfolio,  and the price of that security increased instead,  the gain from that increase might be wholly or  partially  offset by a decline in the price of the
          Derivative  Instrument.  Moreover,  if the  price  of  the  Derivative
          Instrument  declined  by more  than the  increase  in the price of the security,  the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

     (4)  As described  below,  the Fund might be required to maintain assets as
          "cover," maintain  segregated accounts or make margin payments when it takes  positions in Derivative  Instruments  involving  obligations to third  parties  (i.e.,  Derivative  Instruments  other than  purchased options).  If the Fund was unable to close out its  positions  in such
          Derivative  Instruments,  it might be required to continue to maintain such  assets or  accounts or make such  payments  until the  positions expired or matured. These requirements might impair the Fund's ability to sell a portfolio  security or make an  investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio  security at a  disadvantageous  time. The Fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid

                                     Page 19

          secondary market or, in the absence of such a market,  the ability and willingness of a counterparty to enter into a transaction  closing out the  position.  Therefore,  there is no  assurance  that  any  hedging position  can be closed out at a time and price that is  favorable  to the Fund.

     Cover for  Strategies  Using  Derivative  Instruments.  Transactions  using
Derivative  Instruments,  other than  purchased  options,  expose the Fund to an obligation to another party. The Fund will not enter into any such  transactions unless it owns either (1) an  offsetting  ("covered")  position in securities or other options or futures  contracts,  or (2) cash or liquid  securities,  with a value  sufficient at all times to cover its potential  obligations to the extent not covered as provided in (1) above.  The Fund will comply with SEC  guidelines regarding  cover for such  transactions  and will, if the guidelines so require, set aside cash or liquid  securities in a segregated  account with its custodian in the prescribed amount or segregated on the books of its custodian.

     Assets used as cover or held in a segregated  account  cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced  with similar  assets.  As a result,  committing a large portion of the
Fund's  assets  to  cover  positions  or to  segregated  accounts  could  impede portfolio  management or the Fund's ability to meet redemption requests or other current obligations.

     Options.  The Fund may  purchase  put and call  options  and  write  (sell)
covered  put or call  options on  securities  in which they  invest and  related indices.  The  purchase  of call  options  may  serve as a long  hedge,  and the purchase of put options may serve as a short hedge.  In  addition,  the Fund may also use  options to attempt to realize  gains by  increasing  or  reducing  its exposure  to an  asset  class  without  purchasing  or  selling  the  underlying securities.  Writing  covered put or call options can enable the Fund to enhance income by reason of the premiums paid by the purchasers of such options. Writing covered call options  serves as a limited short hedge,  because  declines in the value of the  hedged  investment  would be offset to the  extent of the  premium received for writing the option. However, if the security appreciates to a price higher than the exercise  price of the call option,  it can be expected that the option will be exercised  and the Fund will be obligated to sell the security at less than its market value. Writing covered put options serves as a limited long hedge,  because  increases in the value of the hedged investment would be offset to the extent of the premium  received for writing the option.  However,  if the security depreciates to a price lower than the exercise price of the put option, it can be expected  that the put option will be  exercised  and the Fund will be obligated to purchase the security at more than its market value. The securities or other assets used as cover for  over-the-counter  options written by the Fund would  be  considered  illiquid  to  the  extent  described  under  "The  Fund's
Investments, Related Risks and Limitations - Illiquid Securities."

     The value of an option  position  will  reflect,  among other  things,  the current market value of the  underlying  investment,  the time  remaining  until expiration,  the  relationship  of the exercise price to the market price of the underlying  investment,  the  historical  price  volatility  of  the  underlying investment and general market conditions.

                                     Page 20

Options normally have  expirIation  dates of up to nine months.  Generally,  the over-the-counter debt options used by the Fund are European-style  options. This means that the option is only exercisable  immediately  prior to its expiration.
This is in contrast to American-style options, which are exercisable at any time prior to the  expiration  date of the  option.  There  are also  other  types of options  exercisable on certain specified dates before expiration.  Options that expire unexercised have no value.

     The Fund may effectively  terminate its right or obligation under an option by entering into a closing transaction.  For example, the Fund may terminate its obligation  under a call or put  option  that it had  written by  purchasing  an identical call or put option;  this is known as a closing purchase  transaction.
Conversely,  the Fund may  terminate  a position  in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale  transaction.  Closing  transactions  permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

     The Fund may purchase and write both  exchange-traded and  over-the-counter
options.   However,   exchange-traded  or  liquid  over-the-counter  options  on municipal debt  securities  are not currently  available.  Exchange  markets for options  on bonds  exist  but are  relatively  new,  and these  instruments  are primarily traded on the over-the-counter market.  Exchange-traded options in the
United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect,  guarantees  completion of every exchange-traded option transaction.  In contrast,  over-the-counter  options are contracts between the Fund and its counterparty  (usually a securities dealer or a bank) with no clearing organization  guarantee.  Thus, when the Fund purchases or writes an  over-the-counter  option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option.  Failure by the counterparty to do so would result in the loss of any premium paid by the
Fund as well as the loss of any expected benefit of the transaction.

     The Fund's ability to establish and close out positions in  exchange-listed options  depends  on the  existence  of a liquid  market.  The Fund  intends  to purchase or write only those exchange-traded  options for which there appears to be a liquid  secondary  market.  However,  there can be no assurance that such a market will exist at any particular time.  Closing  transactions can be made for over-the-counter options only by negotiating directly with the counterparty,  or by a transaction in the secondary market if any such market exists. Although the
Fund will enter into over-the-counter  options only with counterparties that are expected  to be capable of entering  into  closing  transactions  with the Fund, there  is no  assurance  that  the  Fund  will in fact be able to  close  out an over-the-counter  option position at a favorable  price prior to expiration.  In the event of insolvency of the  counterparty,  the Fund might be unable to close out an over-the-counter option position at any time prior to its expiration.

     If the Fund were  unable to effect a closing  transaction  for an option it had purchased,  it would have to exercise the option to realize any profit.  The inability to enter into a closing purchase transaction for a covered put or call option written by the

                                     Page 21

Fund could cause  material  losses  because the Fund would be unable to sell the investment  used as cover for the written  option until the option expires or is exercised.

     The Fund may purchase and write put and call options on indices in much the same manner as the more traditional  options  discussed above,  except the index options may serve as a hedge against overall fluctuations in a securities market
(or market sector) rather than  anticipated  increases or decreases in the value of a particular security.

     Limitations  on the Use of  Options.  The use of options is governed by the following  guidelines,  which  can  be  changed  by  the  Fund's  Board  without shareholder vote:

     (1)  The Fund may purchase a put or call option,  including any straddle or spread,  only if the value of its premium,  when  aggregated  with the premiums on all other options held by the Fund,  does not exceed 5% of its total assets.

     (2)  The aggregate  value of securities  underlying put options  written by the Fund,  determined as of the date the put options are written, will not exceed 50% of its net assets.

     (3)  The  aggregate  premiums  paid on all  options  (including  options on securities  and securities  indices and options on futures  contracts)
          purchased by the Fund that are held at any time will not exceed 20% of its net assets.

     Futures.  The Fund may  purchase  and sell  municipal  bond  index  futures contracts,  municipal debt future contracts and interest rate futures contracts.
The Fund may  purchase  put and call  options,  and write  covered  put and call options, on futures in which it is allowed to invest. The purchase of futures or call options  thereon can serve as a long hedge,  and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures  contracts  can serve as a limited  short hedge,  and writing covered  put  options on futures  contracts  can serve as a limited  long hedge, using a strategy  similar to that used for writing covered options on securities or indices.  In addition,  the Fund may  purchase or sell  futures  contracts or purchase  options  thereon to increase or reduce its  exposure to an asset class without purchasing or selling the underlying securities, either as a hedge or to enhance or realize gains.

     Futures  strategies also can be used to manage the average  duration of the
Fund's portfolio. If UBS Global AM wishes to shorten the average duration of the
Fund's portfolio,  the Fund may sell a futures contract or a call option thereon or purchase a put option on that  futures  contract.  If UBS Global AM wishes to lengthen  the  average  duration  of the  Fund's  portfolio,  the Fund may buy a futures contract or a call option thereon or sell a put option thereon.

     The Fund may also write put options on futures  contracts while at the same
time   purchasing   call  options  on  the  same  futures   contracts  in  order
synthetically  to create a long futures  contract  position.  Such options would have the same strike prices and

                                     Page 22

expiration  dates.  The Fund will engage in this  strategy  only when it is more advantageous to the Fund than is purchasing the futures contract.

     No price is paid upon entering  into a futures  contract.  Instead,  at the inception of a futures contract, the Fund is required to deposit in a segregated account with its  custodian,  in the name of the futures broker through whom the transaction was effected,  "initial margin"  consisting of cash,  obligations of the United States or obligations  fully  guaranteed as to principal and interest by the  United  States,  in an  amount  generally  equal  to 10% or  less of the contract  value.  Margin must also be deposited  when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions,  initial margin on futures contracts does not represent a  borrowing,  but rather is in the nature of a  performance  bond or good faith deposit that is returned to the Fund at the  termination  of the  transaction if all contractual  obligations have been satisfied.  Under certain  circumstances, such as periods of high  volatility,  the Fund may be required by an exchange to
increase  the  level  of  its  initial  margin   payment,   and  initial  margin
requirements might be increased generally in the future by regulatory action.

     Subsequent  "variation  margin"  payments  are made to and from the futures broker daily as the value of the futures  position  varies,  a process  known as
"marking to market."  Variation  margin  does not involve  borrowing  but rather represents  a daily  settlement  of a fund's  obligations  to or from a  futures broker.  When the Fund  purchases  an option on a future,  the premium paid plus transaction  costs is all that is at risk. In contrast,  when the Fund purchases or sells a futures  contract or writes a call option  thereon,  it is subject to daily  variation  margin calls that could be substantial in the event of adverse price  movements.  If the Fund has  insufficient  cash to meet  daily  variation margin requirements,  it might need to sell securities at a time when such sales are disadvantageous.

     Holders and writers of futures  positions  and options on futures can enter into  offsetting  closing  transactions,  similar  to  closing  transactions  on options, by selling or purchasing,  respectively, an instrument identical to the instrument  held or written.  Positions in futures and options on futures may be closed only on an exchange or board of trade that  provides a secondary  market.
The Fund intends to enter into futures  transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no  assurance  that such a market will exist for a  particular  contract at a particular time.

     Under certain  circumstances,  futures exchanges may establish daily limits on the  amount  that the price of a future or  related  option can vary from the previous day's settlement  price;  once that limit is reached,  no trades may be made that day at a price  beyond  the  limit.  Daily  price  limits do not limit potential  losses  because  prices  could  move to the daily  limit for  several consecutive days with little or no trading,  thereby  preventing  liquidation of unfavorable positions.

                                     Page 23

     If the Fund were unable to liquidate a futures or related options  position due to the  absence  of a liquid  secondary  market or the  imposition  of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition,  except in the case of purchased  options,  the  Fund  would  continue  to be  required  to make  daily variation  margin  payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

     Certain  characteristics of the futures market might increase the risk that movements  in the  prices of futures  contracts  or  related  options  might not correlate  perfectly  with  movements  in the  prices of the  investments  being hedged. For example, all participants in the futures and related options markets are subject to daily variation  margin calls and might be compelled to liquidate futures or related  options  positions  whose prices are moving  unfavorably  to avoid being subject to further calls.  These  liquidations  could increase price volatility of the instruments and distort the normal price relationship  between the futures or options and the investments being hedged.  Also,  because initial margin deposit  requirements  in the futures market are less onerous than margin requirements in the securities markets,  there might be increased  participation by  speculators  in the futures  markets.  This  participation  also might cause temporary price  distortions.  In addition,  activities of large traders in both the futures and securities  markets involving  arbitrage,  "program trading" and other investment strategies might result in temporary price distortions.

     Limitations on the Use of Futures and Related  Options.  The use of futures and  related  options is  governed  by the  following  guidelines,  which can be changed by the Fund's Board without a shareholder vote:

     (1)  The  aggregate  initial  margin and premiums on futures  contracts and related options traded on a  CFTC-regulated  exchange that are not for bona fide  hedging  purposes (as defined by the CFTC),  excluding  the amount by which options are  "in-the-money,"  may not exceed either 5%
          of the Fund's net assets or the aggregate national value of the Fund's non-bona fide hedging futures contract and commodity options positions that do not exceed the liquidation value of the Fund's portfolio after taking into account  unrealized  profits and unrealized  losses on any such contracts it has entered into.

     (2)  The  aggregate  premiums  paid on all  options  (including  options on securities  and securities  indices and options on futures  contracts)
          purchased by the Fund that are held at any time will not exceed 20% of its net assets.

     (3)  The  aggregate  margin  deposits on all futures  contracts and options thereon  held at any time by the Fund will not  exceed 5% of its total assets.

                                     Page 24

                ORGANIZATION OF THE TRUST; TRUSTEES AND OFFICERS;
            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES

     The Trust is a Delaware  statutory trust. Under Delaware law, the Board has overall  responsibility  for  managing  the  business  and affairs of the Trust, including  general  supervision  and review of its  investment  activities.  The
Trustees elect the officers of the Trust, who are responsible for  administering the day-to-day operations of the Trust and the Fund.

     The  Trustees  and  executive  officers  of the  Trust,  along  with  their principal  occupations over the past five years and their affiliations,  if any, with UBS Global AM are listed  below.  The  Trustee  listed  below whose name is marked  by an  asterisk  (*)  is an  "interested  person"  (as  defined  in  the
Investment  Company  Act) of the  Trust by virtue  of his  affiliation  with UBS
Global AM (the "Interested  Trustee").  The other three Trustees are referred to as the "Non-Interested Trustees."

NON-INTERESTED TRUSTEES
------------------------

                                        Term of
                                       Office /1/
                         Position(s)   and Length         Principal                  Number of Portfolios in       Other
                          Held with      of Time    Occupation(s) During              Fund Complex Overseen    Directorships
Name, Address, and Age      Trust        Served         Past 5 Years                      by Trustee          Held by Trustee
----------------------      -----        ------         ------------                  --------------------    ---------------

Walter E. Auch; 81         Trustee      Since 2002    Mr. Auch is retired.            Mr. Auch is a trustee     Mr. Auch is a
6001 N. 62nd Place                                    Prior thereto, he was           of four investment        Trustee of
Paradise Valley, AZ                                   Chairman and CEO of             companies (consisting     Advisors Series
85253                                                 Chicago Board of                of 42 portfolios) for     Trust since 1997
                                                      Options Exchange                which UBS Global AM or    (16 portfolios);
                                                      (1979-1986).  He is             one of its affiliates     Smith Barney Fund
                                                      also a Trustee of UBS           serves as investment      Complex since
                                                      Supplementary Trust             advisor, sub-advisor or   1992 (27
                                                      since 1997.                     manager.                  portfolios);
                                                                                                                Nicholas
                                                                                                                Applegate
                                                                                                                Institutional
                                                                                                                Funds since 1992
                                                                                                                (19 portfolios)
                                                                                                                and Banyan
                                                                                                                Strategic Realty
                                                                                                                Trust since
                                                                                                                1998.  He is also
                                                                                                                a Director of
                                                                                                                Express America
                                                                                                                Holdings Corp.
                                                                                                                since 1992 and
                                                                                                                Semele Group Inc.
                                                                                                                since 1987.

                                     Page 25

                                        Term of
                                       Office /1/
                         Position(s)   and Length         Principal                  Number of Portfolios in       Other
                          Held with      of Time    Occupation(s) During             Fund Complex Overseen    Directorships
Name, Address, and Age      Trust        Served         Past 5 Years                      by Trustee          Held by Trustee
----------------------      -----        ------         ------------                  --------------------    ---------------

Frank K. Reilly; 67        Chairman     Since 2002    Mr. Reilly is a                 Mr. Reilly is a           Mr. Reilly is a
College of Business        and Trustee                Professor at the                director or trustee of    Director of
Administration                                        University of Notre             five investment           Discover Bank
University of                                         Dame since 1982.  He            companies (consisting     since 1993; Morgan
Notre Dame                                            is also a Trustee of            of 43 portfolios) for     Stanley Trust, FSB
Notre Dame, IN                                        UBS Supplementary               which  UBS Global AM      since 1996; and
46556-0399                                            Trust since 1997.  Mr.          or one of its             NIBCO, Inc. since
                                                      Reilly was a Director           affiliates serves as      1993.
                                                      of Battery Park Funds           investment advisor,
                                                      Inc. (1995-2001).               sub-advisor or manager.

Edward M. Roob; 68         Trustee      Since 2002    Mr. Roob is Retired.            Mr. Roob is a director    Mr. Roob is a
841 Woodbine Lane                                     Prior thereto, he was           or trustee of five        Trustee of the CCM
Northbrook, IL  60002                                 a Senior Vice                   investment companies      Fund Complex since
                                                      President of Daiwa              (consisting of 43         2001 (9
                                                      Securities America              portfolios for which      portfolios).
                                                      Inc. 1986-1993. He is           UBS Global AM or one
                                                      also a Trustee of UBS           of its affiliates
                                                      Supplementary Trust             serves as investment
                                                      since 1997 and                  advisor, sub-advisor
                                                      Director of UBS Global          or manager.
                                                      Asset Management Trust
                                                      Company since 1993.
                                                      Mr. Roob was a
                                                      Committee Member of
                                                      the Chicago Stock
                                                      Exchange from
                                                      1993-1999.

                                     Page 26

INTERESTED TRUSTEE
------------------

                                        Term of
                                       Office /1/
                         Position(s)   and Length         Principal                  Number of Portfolios in       Other
                          Held with      of Time    Occupation(s) During              Fund Complex Overseen    Directorships
Name, Address, and Age      Trust        Served         Past 5 Years                      by Trustee          Held by Trustee
----------------------      -----        ------         ------------                  --------------------    ---------------

Brian M. Storms +; 48      Trustee      Since 2002    Mr. Storms is chief executive   Mr. Storms is a              None
51 W. 52nd Street                                     officer (since July 2002),      trustee of four
16th Floor                                            director and president of UBS   investment companies
New York, NY  10019                                   Global AM (since March 1999).   (consisting of 42
                                                      He is also chief executive      portfolios) for which
                                                      officer (since July 2002), a    UBS Global AM or one
                                                      member of the board of          of its affiliates
                                                      directors and president of UBS  serves as investment
                                                      Global AM (Americas) and UBS    advisor, sub-advisor
                                                      Global Asset Management (New    or manager.
                                                      York) Inc. ("UBS Global AM
                                                      (New York)") (since October
                                                      2001).  Mr. Storms was chief
                                                      executive officer of UBS
                                                      Global AM from October 2000 to
                                                      September 2001 and chief
                                                      operating officer of UBS
                                                      Global AM (Americas) and UBS
                                                      Global AM (New York) from
                                                      September 2001 to July 2002.
                                                      He was a director or trustee
                                                      of several investment
                                                      companies in the UBS Family of
                                                      Funds (1999-2001).  He was
                                                      president of Prudential
                                                      Investments (1996-1999).
                                                      Prior to joining Prudential
                                                      Investments, he was a managing
                                                      director at Fidelity
                                                      Investments.  Mr. Storms is
                                                      president and trustee of UBS
                                                      Supplementary Trust since
                                                      2001.  Mr. Storms is president
                                                      of 20 investment companies
                                                      (consisting of 41 portfolios)
                                                      for which UBS Global AM or one
                                                      of its affiliates serves as
                                                      investment advisor or manager.

--------

+ Mr. Storms is an "interested  person" of the Trust, as that term is defined in the 1940 Act,  by virtue of his  position  with UBS  Global AM and/or any of its affiliates.
/1/  Each Trustee holds office for an indefinite term.

                                     Page 27

OFFICERS
                                                     Term of Office+
                               Position (s) Held     and Length of
Name, Address & Age            with the Trust        Time Served       Principal Occupation(s) During Past 5 Years
-------------------            --------------        -----------       -------------------------------------------

W. Douglas Beck*; 36           Vice President        Since 2003        Mr. Beck is an executive director and head of mutual
                                                                       fund product management of UBS Global AM (since
                                                                       2002).  From March 1998 to November 2002, he held
                                                                       various positions at Merrill Lynch, the most recent
                                                                       being first vice president and co-manager of the
                                                                       managed solutions group.  Prior to March 1998, Mr.
                                                                       Beck was a portfolio manager and managing director at
                                                                       Raymond James & Associates.  Mr. Beck is vice
                                                                       president of 19 investment companies (consisting of
                                                                       40 portfolios) for which UBS Global AM or one of its
                                                                       affiliates serves as investment advisor, sub-advisor
                                                                       or manager.
Amy R. Doberman*; 41           Vice President and    Since 2002
                               Assistant Secretary                     Ms. Doberman is a managing director and general
                                                                       counsel of UBS Global AM. From December 1997 through
                                                                       July 2000, she was general counsel of Aeltus
                                                                       Investment Management, Inc.  Prior to working at
                                                                       Aeltus, Ms. Doberman was assistant chief counsel of
                                                                       the SEC's Division of Investment Management.
                                                                       Ms. Doberman is vice president and assistant
                                                                       secretary of UBS Supplementary Trust and five
                                                                       investment companies (consisting of 43 portfolios)
                                                                       and vice president and secretary of 20 investment
                                                                       companies (consisting of 41 portfolios) for which UBS
                                                                       Global AM or one of its affiliates serves as
                                                                       investment advisor, sub-advisor or manager.

                                                     Term of Office+
                               Position (s) Held     and Length of
Name, Address & Age            with the Trust        Time Served       Principal Occupation(s) During Past 5 Years
-------------------            --------------        -----------       -------------------------------------------

David M. Goldenberg*; 37       Vice President and    Since 2002        Mr. Goldenberg is an executive director and deputy
                               Secretary                               general counsel of UBS Global AM.  From 2000-2002 he
                                                                       was director, legal affairs at Lazard Asset
                                                                       Management. Mr. Goldenberg was global director of
                                                                       compliance for SSB Citi Asset Management Group from
                                                                       1998-2000. He was associate general counsel at Smith
                                                                       Barney Asset Management from 1996-1998. Prior to
                                                                       working at Smith Barney Asset Management, Mr.
                                                                       Goldenberg was branch chief and senior counsel in the
                                                                       SEC's Division of Investment Management.  Mr.
                                                                       Goldenberg is vice president and secretary of UBS
                                                                       Supplementary Trust and five investment companies
                                                                       (consisting of 43 portfolios) and vice president and
                                                                       assistant secretary of 20 investment companies
                                                                       (consisting of 41 portfolios) for which UBS Global AM
                                                                       or one of its affiliates serves as investment advisor,
                                                                       sub-advisor or manager.

                                     Page 28

Mark F. Kemper**; 45           Assistant Secretary   Since 2002        Mr. Kemper is an Executive Director of UBS Global AM
                                                                       (Americas) since 2001.  He was Director of UBS Global
                                                                       AM (Americas) 1997-2000; Partner of UBS Global AM
                                                                       (Americas) 1993-1996; Secretary of UBS Global AM
                                                                       (Americas) since 1999; Assistant Secretary of UBS
                                                                       Global AM (Americas) 1993-1999; and Assistant
                                                                       Secretary of UBS Global Asset Management Trust Company
                                                                       since 1993.  Mr. Kemper is secretary of UBS Global
                                                                       Asset Management (New York) since 1998 and was
                                                                       Assistant Secretary, Brinson Holdings, Inc. from
                                                                       1993-1998. Mr. Kemper is an Assistant Secretary of UBS
                                                                       Supplementary Trust and of three investment companies
                                                                       (consisting of 40 portfolios) for which UBS Global AM
                                                                       or one of its affiliates serves as investment advisor,
                                                                       sub-advisor or manager.

                                                     Term of Office+
                               Position (s) Held     and Length of
Name, Address & Age            with the Trust        Time Served       Principal Occupation(s) During Past 5 Years
-------------------            --------------        -----------       -------------------------------------------

Rita Rubin*; 33                Assistant Secretary   Since 2002        Ms. Rubin is a director and associate general counsel
                                                                       of UBS Global AM.  Prior to  2001, she was an attorney
                                                                       with the law firm of Kirkpatrick & Lockhart LLP.  Ms.
                                                                       Rubin is an assistant secretary of UBS Supplementary
                                                                       Trust and of four investment companies (consisting of
                                                                       41 portfolios) for which UBS Global AM or one of its
                                                                       affiliates serves as investment advisor, sub-advisor
                                                                       or manager.

Paul H. Schubert*; 40          Treasurer and         Since 2002        Mr. Schubert is an executive director and head of the
                               Principal                               mutual fund finance department of UBS Global AM.
                               Accounting Officer                      Mr. Schubert is treasurer and principal accounting
                                                                       officer of UBS Supplementary Trust and of three
                                                                       investment companies (consisting of 40 portfolios), a
                                                                       vice president and treasurer of 21 investment
                                                                       companies (consisting of 42 portfolios), treasurer and
                                                                       chief financial officer of one investment company
                                                                       (consisting of two portfolios) for which UBS Global AM
                                                                       or one of its affiliates serves as investment advisor,
                                                                       sub-advisor or manager.

                                     Page 29

Joseph Varnas*; 35             President             Since 2002        Mr. Varnas is Managing Director, Chief Technology
                                                                       Officer and head of product, technology & operations
                                                                       of UBS Global AM (since March 2001).  From 2000 to
                                                                       2001, he was manager of product development at UBS
                                                                       PaineWebber Investment Management Services.  Mr.
                                                                       Varnas was a senior analyst in the technology services
                                                                       group at Merrill Lynch from 1995 to 1999.  Mr. Varnas
                                                                       is Vice President of UBS Supplementary Trust and three
                                                                       investment companies (consisting of 40 portfolios) for
                                                                       which UBS Global AM or one of its affiliates serves as
                                                                       investment advisor, sub-advisor or manager.

--------------------

*    This  person's  business  address  is 51 West 52nd  Street,  New  York,  NY
     10019-6114.
**   This  person's  business  address is One North Wacker  Drive,  Chicago,  IL
     60606.
+    Officers  of the  Trust  are  appointed  by the  Trustees  and serve at the pleasure of the Board.

                                     Page 30

                                                     Aggregate Dollar Range of Equity Securities in
                                                    All Registered Investment Companies Overseen by
                                                           Trustee For Which UBS Global AM
                        Dollar Range of Equity       or an affiliate Serves as Investment Advisor,
Trustees                Securities in Trust+                    Sub-Advisor or Manager+
--------                --------------------                    -----------------------

Interested Trustee
Brian M. Storms               None                                      None

Independent Trustees
Walter E. Auch                None                               $10,001 - $50,000
Frank K. Reilly               None                                 over $100,000
Edward M. Roob                None                                 over $100,000

+   Information regarding ownership is as of December 31, 2002.

     INFORMATION ABOUT INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES ISSUED BY
                          UBS GLOBAL AM OR ANY COMPANY
      CONTROLLING, CONTROLLED BY OR UNDER COMMON CONTROL WITH UBS GLOBAL AM

     As of  December  31,  2002,  the  Independent  Trustees  did  not  own  any
securities issued by UBS Global AM or any company controlling by or under common control with UBS Global AM.

                               Compensation Table

                                                               Pension or
                                   Estimated Annual            Retirement                   Total
                                      Aggregate             Benefits Accrued            Compensation
                                     Compensation           As Part of Fund           For the Trust and
                                   From UBS Global              Expenses                Fund Complex
Name and Position Held             AM on behalf of          the Trust /1/             Paid to Trustees/2/
-----------------------------  -------------------------  ---------------------   --------------------------
-----------------------------  -------------------------  ---------------------   --------------------------

Walter E. Auch, Trustee               $_____                       N/A                    $______
Frank K. Reilly, Trustee              $_____                       N/A                    $______
Edward M. Roob, Trustee               $_____                       N/A                    $______

/1/ Represents  estimated aggregate annual compensation to be paid by UBS Global
AM on behalf of the Trust to each trustee indicated.

/2/This  amount  represents  the aggregate  amount of  compensation  paid to the
Trustees for service on the Board of Directors/Trustees of three (with regard to
Mr.  Auch) and four (with  regard to Messrs.  Reilly and Roob) other  investment companies  managed by UBS Global AM or an  affiliate  for the fiscal year ending
December 31, 2002.

The amount of the Trust's shares owned by the Trustees and officers is less than
1% of the Trust's issued and  outstanding  shares.  No officer or Trustee of the
Trust  who is  also an  officer  or  employee  of UBS  Global  AM  receives  any compensation  from the Trust for services to the Fund.  UBS Global AM, on behalf of the  Trust,  pays each  Trustee  who is not  affiliated  with UBS Global AM a portion of a fee of $6,000 per year  (divided  pro rata among the Fund and other funds for which UBS Global AM or an affiliate serves as advisor),  plus $300 per
Fund per meeting and reimburses each Trustee and officer for

                                     Page 31

out-of-pocket  expenses in connection  with travel to and from and attendance at
Board meetings.

Each of the Trustees,  except Mr. Storms,  sits on the Trust's Audit  Committee, which  has the  responsibility,  among  other  things,  to:  (i)  recommend  the selection of the Trust's independent auditors; (ii) review and approve the scope of  the  independent  auditors'  audit  activity;  (iii)  review  the  financial statements which are the subject of the independent auditors' certification; and
(iv) review with such  independent  auditors the  adequacy of the Trust's  basic accounting  system and the  effectiveness  of the  Trust's  internal  accounting controls.  There are no separate  Nominating  or  Investment  Committees.  Items pertaining to these matters are submitted to the full Board for consideration.

            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES

As of ________,  2003, UBS Global AM owned 100% of all outstanding shares of the
Fund  and  thus  may be  deemed a  controlling  shareholder  of the  Fund  until additional  shareholders  purchase  shares.  As of the  same  date,  none of the
Trustees  or  officers  of the Fund  beneficially  owned any of the  outstanding shares of the Fund.

                 INVESTMENT ADVISORY, ADMINISTRATION, PRINCIPAL
                  UNDERWRITING AND OTHER SERVICE ARRANGEMENTS

Advisor

     UBS Global AM manages  the assets of the Fund  pursuant  to its  investment advisory agreement with the Trust on behalf of the Fund (the  "Agreement").  UBS
Global AM is the Fund's investment advisor and  administrator.  UBS Global AM, a
Delaware corporation located at 51 West 52nd Street, New York, NY 10019-6114, is
an  investment  advisor  registered  with  the  U.S.   Securities  and  Exchange
Commission.  As of March  31, , 2003,  UBS  Global  AM had  approximately  $72.0 billion in assets under management.  UBS Global AM is an indirect,  wholly owned subsidiary  of UBS AG ("UBS")  and a member of the UBS Global  Asset  Management
Division,  which had approximately  $380.3 billion in assets under management as
of  March  31,  2003.   UBS  is  an   international   diversified   organization
headquartered  in  Zurich,  Switzerland,  with  operations  in many areas of the financial services industry.

     Pursuant to its Agreement with the Trust, on behalf of the Fund, UBS Global
AM does not  receive  a fee from the  Fund  for  providing  investment  advisory services.  Although the Fund does not  compensate UBS Global AM directly for its services under the  Agreement,  UBS Global AM may benefit from the Fund being an investment option in a wrap program sponsored by UBS Global AM. UBS Global AM is responsible for paying expenses it incurs in providing advisory services as well
as  the  following   expenses:   (1)  the  fees  and  expenses  of  the  Trust's
Non-Interested  Trustees;  (2) the  salaries  and expenses of any of the Trust's officers or employees  who are not  affiliated  with UBS Global AM; (3) interest expenses; (4) taxes and governmental fees; (5) the

                                     Page 32

expenses of  registering  and  qualifying  shares for sale with the SEC and with various  state  securities  commissions;  (6)  auditing  and  legal  costs;  (7)
insurance   premiums;   (8)  fees  and   expenses  of  the  Trust's   custodian,
administrative  and  transfer  agent and any related  services;  (9) expenses of obtaining  quotations  of the Fund's  portfolio  securities  and of pricing  the
Fund's shares;  (10) expenses of maintaining  the Trust's legal existence and of shareholders'  meetings;  (11)  expenses  of  preparation  and  distribution  to existing  shareholders of reports,  proxies and prospectuses;  and (12) fees and expenses of membership in industry organizations.

     In the  absence of willful  misfeasance,  bad faith,  gross  negligence  or reckless  disregard  by UBS Global AM of its  obligations  and duties  under the
Agreement, UBS Global AM shall not be subject to any liability whatsoever to the
Fund, or to any  shareholder of the Fund, for any error of judgment,  mistake of law or any other act or omission in the course of, or connected with,  rendering services under the Agreement, including, without limitation, for any losses that may be sustained in connection with the purchase, holding, redemption or sale of any security on behalf of the Fund. The Agreement terminates  automatically upon its assignment and is terminable at any time without  penalty by the Board or by vote of the holders of a majority of the Fund's  outstanding  voting securities, on 60 days'  written  notice to UBS  Global  AM or by UBS  Global AM on 60 days'
written notice to the Trust.

     At the  December 3, 2002  meeting of the  Trust's  Board of  Trustees,  the
Trustees  considered  and approved the  Agreement  between UBS Global AM and the
Trust on behalf of the Fund. In considering  the approval of the Agreement,  the
Trustees  analyzed the nature,  quality and scope of the services to be provided by UBS Global AM, the revenues  projected to be received and expenses  projected to be incurred by UBS Global AM in performing  the services  required  under the
Agreement and the cost allocation methods used in calculating such expenses. The
Trustees also evaluated:  (i) the relevant  investment advisory personnel at UBS
Global AM, UBS Global  AM's  in-house  research  capabilities,  as well as other resources  available to UBS Global AM's personnel,  including  research services available to UBS Global AM as a result of securities  transactions  effected for
UBS Global AM's  investment  advisory  clients;  and (ii) the  procedures of UBS
Global AM to ensure compliance with the Fund's investment restrictions, relevant tax and reporting requirements,  as well as the procedures of UBS Global AM with respect to possible  conflicts  of interest,  including  UBS Global AM's code of ethics, trade allocation procedures for its various investment advisory clients, and best execution procedures.

     The Trustees gave substantial  consideration to the fact that UBS Global AM will not be  compensated by the Fund under the  Agreement.  In this regard,  the
Trustees  considered both UBS Global AM's role as investment advisor to the Fund and sponsor to the wrap fee program for which the Fund is an investment  option.
The Trustees also evaluated the research services  available to UBS Global AM by reason of brokerage  commissions from other funds. Based on these considerations and the overall high-quality of the personnel,  operations, financial condition, investment  advisory  capabilities  and  methodologies  of UBS  Global  AM,  the
Trustees concluded that, while no advisory

                                     Page 33

fee is to be paid under the Agreement,  the scope and quality of the services to be  provided  to the Fund by UBS  Global  AM were  consistent  with  the  Fund's operational  requirements  and  sufficient to approve the Agreement  between the
Trust and UBS Global AM.

Administrative, Accounting and Custody Services

     Administrative   and   Accounting   Services.   UBS  Global  AM  serves  as
administrator  to the Trust.  As  administrator,  UBS Global AM  supervises  and manages  all  aspects  of  the  Trust's  operations.  Under  the  Administration
Contract,  UBS Global AM will not be liable for any error of judgment or mistake of law or for any loss suffered by any series of the Trust,  the Trust or any of its  shareholders  in  connection  with the  performance  of the  Administration
Contract,  except a loss resulting from willful misfeasance,  bad faith or gross negligence on the part of UBS Global AM in the performance of its duties or from reckless disregard of its duties and obligations thereunder.  The Administration
Contract is  terminable  at any time without  penalty by the Board or by vote of the holders of a majority of the Funds'  outstanding  voting  securities,  on 60 days'  written  notice to UBS Global AM, or by UBS Global AM on 60 days' written notice to the Trust. J.P. Morgan Investors Services Co. ("J.P. Morgan") provides accounting, portfolio valuation services and certain administrative services for the Fund under a Multiple Services  Agreement between the Trust and J.P. Morgan.
J.P.  Morgan is located at 73 Tremont  Street,  Boston,  MA 02108-3913  and is a
corporate  affiliate of JPMorgan Chase Bank  ("JPMorgan  Chase").  UBS Global AM
does not  charge the Fund a fee for  providing  administrative  services  to the
Fund. UBS Global AM pays J.P. Morgan for the services that it provides under the
Multiple Services Agreement.

     Transfer  Agency-Related  Services. PFPC Inc. ("PFPC"), a subsidiary of PNC
Bank,  N.A.,  serves as the Fund's transfer agent.  UBS Global AM (not the Fund)
pays PFPC for  services  it  provides to the Fund.  PFPC has  delegated  certain transfer agency related services to UBS Global AM. UBS Global AM does not charge the Fund for the costs it incurs in providing these  services.  PFPC, the Fund's transfer  agent  (not  the  Fund),  pays  UBS  Global  AM for  certain  transfer agency-related  services  that PFPC has  delegated  to UBS  Global  AM.  PFPC is located at 400 Bellevue Parkway, Wilmington, DE 19809.

     Custody Services.  JPMorgan Chase located at 270 Park Avenue, New York, New
York 10017 provides  custodian services for the securities and cash of the Fund.
The custody fee  schedule  is based  primarily  on the net amount of assets held during the period for which payment is being made plus a per-transaction fee for transactions  during  the  period.  UBS  Global AM pays  JPMorgan  Chase for the custodian services it provides to the Fund.

                                     Page 34

Principal Underwriting Arrangements

     UBS Global AM (the "Underwriter") acts as the principal  underwriter of the shares of the Fund pursuant to a Principal  Underwriting Contract with the Trust
("Principal  Underwriting   Contract").   The  Principal  Underwriting  Contract
requires the  Underwriter  to use its best  efforts,  consistent  with its other businesses, to sell shares of the Fund.

     Personal  Trading  Policies.  The  Trust  and UBS  Global  AM,  the  Fund's
investment advisor, administrator and underwriter, have adopted a code of ethics under rule 17j-1 of the 1940 Act.  The Code of Ethics  establishes  standards by which certain personnel covered by the rule may invest in securities that may be
purchased  or  held  by  the  Fund  but  prohibits   fraudulent,   deceptive  or
manipulative conduct in connection with that personal investing.

     Proxy Voting  Policies.  The Board of Trustees  believes that the voting of proxies on  securities  held by the Fund is an important  element of the overall investment  process. As such, the Board has delegated the responsibility to vote such proxies to UBS Global AM.

The proxy  voting  policy of UBS  Global AM is based on its belief  that  voting rights  have  economic  value and must be treated  accordingly.  Generally,  UBS
Global AM expects the boards of directors of companies  issuing  securities held by its clients to act as stewards of the  financial  assets of the  company,  to exercise good judgment and practice  diligent  oversight  with the management of the company.  While there is no absolute set of rules that determine appropriate corporate  governance under all circumstances and no set of rules will guarantee ethical behavior,  there are certain benchmarks,  which, if substantial progress is made toward, give evidence of good corporate governance.

When UBS Global AM's view of a company's management is favorable,  UBS Global AM generally supports current management initiatives.  When UBS Global AM's view is that changes to the management  structure  would probably  increase  shareholder value, UBS Global AM may not support existing management proposals.  In general,
UBS Global AM: (1)  opposes  proposals  which act to  entrench  management;  (2)
believes that boards should be independent of company management and composed of persons with requisite skills, knowledge and experience;  (3) opposes structures
which  impose  financial   constraints  on  changes  in  control;  (4)  believes
remuneration should be commensurate with  responsibilities and performance;  and
(5) believes that  appropriate  steps should be taken to ensure the independence of  auditors.  UBS Global AM may  delegate to an  independent  proxy  voting and research  service the  authority to exercise the voting rights  associated  with certain client  holdings.  Any such delegation  shall be made with the direction that the votes be  exercised  in  accordance  with UBS Global AM `s proxy voting policy.

UBS Global AM has implemented  procedures  designed to identify whether it has a conflict of interests in voting a particular proxy proposal,  which may arise as a result of

                                     Page 35

its or its  affiliates'  client  relationships,  marketing  efforts or  banking, investment banking and broker/dealer  activities. To address such conflicts, UBS
Global AM has imposed  information  barriers  between it and its  affiliates who conduct  banking,  investment  banking  and  broker/dealer  activities  and  has prohibited its employees in its sales, marketing and business development groups from having any input into how any proxy proposal is voted.  Whenever UBS Global
AM is aware of a conflict with respect to a particular  proxy,  its  appropriate local  corporate  governance  committee  is  required to review and agree to the manner in which such proxy is voted.

                             PORTFOLIO TRANSACTIONS

     UBS Global AM is responsible  for decisions to buy and sell  securities for the Fund and for the  placement  of the Fund's  portfolio  transactions  and the negotiation  of  commissions,  if any, paid on such  transactions.  Fixed income securities in which the Fund invests are traded in the over-the-counter  market.
These  securities  are  generally  traded on a net basis with dealers  acting as principal  for their own  accounts  without a stated  commission,  although  the bid/ask spread quoted on securities  includes an implicit profit to the dealers.
In  over-the-counter  transactions,  orders are placed directly with a principal market-maker  unless a better  price and  execution  can be  obtained by using a broker.  Brokerage  commissions are paid on  transactions in listed  securities, futures  contracts  and  options  thereon.  UBS  Global  AM is  responsible  for effecting  portfolio  transactions  and will do so in a manner  deemed  fair and reasonable to the Fund.

     The primary  consideration  in all  portfolio  transactions  will be prompt execution of orders in an efficient manner at the most favorable price. However, subject to the Board's oversight,  the Fund may pay a broker-dealer a commission for  effecting a portfolio  transaction  for the Fund in excess of the amount of commission another  broker-dealer would have charged if UBS Global AM determines in good  faith  that the  commission  paid was  reasonable  in  relation  to the brokerage or research services provided by such  broker-dealer,  viewed in terms of that  particular  transaction  or such firm's overall  responsibilities  with respect to the clients,  including the Fund, as to which UBS Global AM exercises
investment   discretion.   In  selecting  and  monitoring   broker-dealers   and
negotiating  commissions,  UBS Global AM considers the firm's  reliability,  the quality  of its  execution  services  on a  continuing  basis and its  financial condition.  UBS Global AM may also  consider  the sale of shares of the Fund and other funds that UBS Global AM advises as a factor in the  selection  of brokers or dealers to effect  transactions for the Fund, subject to UBS Global AM's duty to seek  best  execution.  When  more than one firm is  believed  to meet  these criteria, preference may be given to brokers who provide research or statistical material  or other  services  to the Fund or to UBS  Global  AM.  Such  services include advice, both directly and in writing, as to the value of the securities;
the  advisability  of investing in,  purchasing or selling  securities;  and the availability of securities,  or purchasers or sellers of securities,  as well as analyses and reports concerning issues, industries, securities, economic factors and trends,  portfolio strategy and the performance of accounts. This allows UBS
Global AM to

                                     Page 36

supplement  its own  investment  research  activities  and  obtain the views and information of others prior to making investment decisions.  UBS Global AM is of the opinion  that,  because this  material  must be analyzed and reviewed by its staff, the receipt and use of such material does not tend to reduce expenses but may benefit the Fund by supplementing UBS Global AM's research.

     UBS Global AM effects portfolio transactions for other investment companies and advisory  accounts.  Research services furnished by dealers through whom the
Fund  effects  its  securities  transactions  may be  used by UBS  Global  AM in servicing all of its  accounts;  not all such services may be used in connection with the Fund.  In the  opinion of UBS Global AM, it is not  possible to measure separately  the  benefits  from  research  services  to  each  of  the  accounts
(including the Fund). UBS Global AM will attempt to equitably allocate portfolio transactions among the Fund and others whenever concurrent decisions are made to purchase  or sell  securities  by the Fund and another  account.  In making such allocations  between the Fund and others,  the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities,  the availability of cash for investment, the size of investment  commitments  generally  held and the opinions of the persons responsible  for  recommending  investments to the Fund and the others.  In some cases,  this procedure  could have an adverse effect on the Fund. In the opinion of UBS Global AM, however, the results of such procedures will, on the whole, be in the best interest of each of the clients.

     When buying or selling securities,  the Fund may pay commissions to brokers who are  affiliated  with UBS  Global  AM or the  Fund.  The  Fund may  purchase securities in certain underwritten  offerings for which an affiliate of the Fund or UBS  Global  AM may  act as an  underwriter.  The  Fund  may  effect  futures transactions  through,  and pay commissions to, futures commission merchants who are  affiliated  with UBS Global AM or the Fund in  accordance  with  procedures adopted by the Board.

Portfolio Turnover

     The  Fund is free to  dispose  of its  portfolio  securities  at any  time, subject to  complying  with the Internal  Revenue Code of 1986,  as amended (the
"Code") and the 1940 Act, when changes in  circumstances or conditions make such a move desirable in light of the Fund's investment objective.  The Fund will not attempt to achieve or be limited to a predetermined rate of portfolio  turnover, such a turnover always being  incidental to transactions  undertaken with a view to achieving the Fund's investment objective.

     The Fund does not intend to use  short-term  trading as a primary  means of achieving its  investment  objective.  The rate of portfolio  turnover  shall be calculated  by  dividing:  (a) the lesser of  purchases  and sales of  portfolio securities  for the  particular  fiscal year by (b) the  monthly  average of the value of the portfolio securities owned by the Fund during the particular fiscal year.  Such monthly  average  shall be  calculated by totaling the values of the portfolio securities as of the beginning and end of the first

                                     Page 37

month of the particular  fiscal year and as of the end of each of the succeeding eleven months and dividing the sum by 13.

                    REDEMPTION INFORMATION AND OTHER SERVICES

     Additional Redemption Information.  No notice need be given to shareholders if, under  extraordinary  circumstances,  either redemptions are suspended under the circumstances  described below or the Fund temporarily  delays or ceases the sales of its  shares  because  it is  unable to invest  amounts  effectively  in accordance with its investment objective, policies and restrictions.

     If conditions exist that make cash payments undesirable,  the Fund reserves the right to honor any request for  redemption by making  payment in whole or in part in  securities  chosen by the Fund and valued in the same way as they would be valued  for  purposes  of  computing  the Fund's  net asset  value.  Any such redemption  in kind  will be made with  readily  marketable  securities,  to the extent  available.  If payment is made in  securities,  a shareholder  may incur brokerage  expenses  in  converting  these  securities  into cash.  The Fund has elected,  however,  to be governed by Rule 18f-1 under the 1940 Act, under which it is obligated to redeem  shares solely in cash up to the lesser of $250,000 or
1% of its net asset  value  during any  90-day  period  with  respect to any one shareholder. This election is irrevocable unless the SEC permits its withdrawal.

     The Fund may suspend redemption  privileges or postpone the date of payment during any period:  (1) when the New York Stock  Exchange (the "NYSE") is closed or trading  on the NYSE is  restricted  as  determined  by the SEC,  (2) when an emergency  exists,  as  defined  by  the  SEC,  that  makes  it  not  reasonably practicable  for the Fund to  dispose  of  securities  owned by it or  fairly to determine  the value of its assets or (3) as the SEC may otherwise  permit.  The redemption price may be more or less than the shareholders'  cost,  depending on the market value of the Fund's portfolio at the time.

     Service Organizations.  The Fund may authorize service  organizations,  and their agents, to accept on its behalf purchase and redemption orders that are in
"good form" in accordance with the policies of those service organizations.  The
Fund will be deemed to have received these purchase and redemption orders when a service  organization or its agent accepts them. Like all customer orders, these orders will be priced  based on the Fund's net asset value next  computed  after receipt of the order by the service organizations or their agents.

                                     Page 38

                               VALUATION OF SHARES

     The Fund  determines its net asset value per share normally as of the close of  regular  trading  (usually  4:00  p.m.,  Eastern  time)  on the NYSE on each
Business Day,  which is defined as each Monday  through  Friday when the NYSE is open.  Prices will be  calculated  earlier  when the NYSE closes  early  because trading  has been  halted  for the day.  Currently  the  NYSE is  closed  on the observance of the following  holidays:  New Year's Day,  Martin Luther King, Jr.
Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence Day, Labor Day,
Thanksgiving Day and Christmas Day.

     Securities  that are listed on  exchanges  normally  are valued at the last sale price on the day the  securities  are valued or,  lacking any sales on such day, at the last  available bid price.  In cases where  securities are traded on more than one exchange,  the  securities  are  generally  valued on the exchange considered  by UBS Global AM as the  primary  market.  Securities  traded in the over-the-counter  market  and  listed  on The  Nasdaq  Stock  Market  ("Nasdaq")
normally  are  valued at the  Nasdaq  Official  Closing  Price  ("NOCP");  other over-the-counter  securities are valued at the last bid price available prior to valuation  (other than  short-term  investments  that mature in 60 days or less, which are valued as  described  further  below).  Where  market  quotations  are readily available, portfolio securities are valued based upon market quotations, provided those quotations  adequately reflect, in the judgment of UBS Global AM, the fair value of the security.  Where those market  quotations  are not readily available,  securities are valued based upon appraisals  received from a pricing service using a computerized matrix system or based upon appraisals derived from
information   concerning  the  security  or  similar  securities  received  from recognized  dealers in those  securities.  All other securities and other assets are valued at fair value as  determined  in good faith by or under the direction of the Board.  It should be recognized  that judgment often plays a greater role in valuing thinly traded  securities,  including many lower rated bonds, than is the case  with  respect  to  securities  for  which a  broader  range of  dealer quotations and last-sale information is available.  The amortized cost method of valuation  generally  is used to  value  debt  obligations  with 60 days or less remaining  until  maturity,  unless  the  Board  determines  that  this does not represent fair value.

                             PERFORMANCE INFORMATION

     The Fund's  performance  data quoted in advertising  and other  promotional materials ("Performance  Advertisements") represents past performance and is not intended to indicate  future  performance.  The investment  return and principal value of an  investment  will  fluctuate,  so that an  investor's  shares,  when redeemed, may be worth more or less than their original cost.

     Average Annual Total Return  Calculations  (Before Taxes). As the following formula indicates,  the average annual total return is determined by finding the average annual compounded rates of return over the stated time period that would equate a

                                     Page 39

hypothetical initial purchase order of $1,000 to its redeemable value (including capital  appreciation/depreciation  and  dividends  and  distributions  paid and reinvested,  less any fees charged to a  shareholder  account) at the end of the stated time period. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The quotation assumes the account was completely  redeemed at the end of each period,  and the deduction of all  applicable  charges and fees.  Under the following formula,  the time periods used in Performance  Advertisements will be based on rolling calendar  quarters,  updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Average annual total  return  calculations  (before  taxes)  used  in  the  Fund's  Performance
Advertisements are calculated according to the following formula:

                       P(1 + T)n = ERV
         where:
                    P=   a hypothetical initial payment of $1,000
                    T=   average annual total return
                    n=   number of years
                    ERV= ending  redeemable  value of a  hypothetical  $1,000
                         payment made at the beginning of the one-,  five-,  and
                         ten-year  periods  at the end of the one-,  five-,  and
                         ten-year periods (or fractional portion thereof).

     Average Annual Total Return  Calculations  (After Taxes on  Distributions).
Average  annual total  return  after taxes on  distributions  is  determined  by finding the average  annual rates of return over the stated  period of time that would equate an initial  hypothetical $1,000 investment to its ending redeemable value,  after taxes on distributions.  The calculation  assumes income dividends and capital gain distributions,  less the taxes due on such  distributions,  are reinvested at net asset value. The quotation  assumes the account was completely redeemed at the end of each period,  and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences.

     Taxes  due  on  distributions   are  calculated  by  applying  the  highest
individual marginal federal income tax rates in effect on the reinvestment date, using the rates that  correspond to the tax  character of each  component of the distributions  (e.g.,  ordinary income rate for ordinary  income  distributions,
short-term  capital  gain  rate  for  short-term  capital  gain   distributions,
long-term  capital  gain rate for  long-term  capital gain  distributions).  The taxable  amount and tax character of a  distribution  may be adjusted to reflect
any   recharacterization   of  the   distribution   since  its  original   date.
Distributions  are  adjusted to reflect the federal tax impact the  distribution would have on an individual  taxpayer on the reinvestment date; for example,  no taxes are  assumed to be due on the portion of any  distribution  that would not result in federal  income tax on an  individual  (e.g.,  tax-exempt  interest or non-taxable returns of capital).  The effect of applicable tax credits,  such as the foreign tax credit,  is taken into  account in  accordance  with federal tax law. Any potential tax  liabilities  other than federal tax  liabilities  (e.g., state and local taxes) are disregarded, as

                                     Page 40

are the effects of phaseouts of certain exemptions,  deductions,  and credits at various income levels, and the impact of the federal alternative minimum tax.

     Under  the  following  formula,   the  time  periods  used  in  Performance
Advertisements  will be based on rolling calendar quarters,  updated to the last day of the most recent  quarter  prior to submission  of the  advertisement  for
publication.   Average  annual  total  return   calculations   (after  taxes  on
distributions)  used in the Fund's  Performance  Advertisements  are  calculated according to the following formula:

                   P(1+T)n  = ATVD
         where:
                   P=    a hypothetical initial payment of $1,000
                   T=    average   annual  total   return   (after  taxes  on
                         distributions)
                   n=    number of years
                   ATVD= ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period,
                         after taxes on  Portfolio  distributions  but not after
                         taxes on redemption.

     Average Annual Total Return  Calculations (After Taxes on Distributions and
Sale of Fund Shares).  Average annual total return after taxes on  distributions and sale of Fund shares is  determined  by finding the average  annual  rates of return over the stated time  period  that would  equate an initial  hypothetical
$1,000 investment to its ending  redeemable value,  after taxes on distributions and sale of Fund shares.  The calculation  assumes income  dividends and capital gain  distributions are reinvested at net asset value. The quotation assumes the account was  completely  redeemed at the end of each period and the deduction of all applicable charges and fees, including taxes upon sale of Fund shares.

     Taxes  due  on  distributions   are  calculated  by  applying  the  highest
individual marginal federal income tax rates in effect on the reinvestment date, using the rates that  correspond to the tax  character of each  component of the distributions  (e.g.,  ordinary income rate for ordinary  income  distributions,
short-term  capital  gain  rate  for  short-term  capital  gain   distributions,
long-term  capital  gain rate for  long-term  capital gain  distributions).  The taxable  amount and tax character of a  distribution  may be adjusted to reflect
any   recharacterization   of  the   distribution   since  its  original   date.
Distributions  are  adjusted to reflect the federal tax impact the  distribution would have on an individual  taxpayer on the reinvestment date; for example,  no taxes are  assumed to be due on the portion of any  distribution  that would not result in federal  income tax on an  individual  (e.g.,  tax-exempt  interest or non-taxable returns of capital).  The effect of applicable tax credits,  such as the foreign tax credit,  is taken into  account in  accordance  with federal tax law. Any potential tax  liabilities  other than federal tax  liabilities  (e.g., state and local  taxes) are  disregarded,  as are the  effects of  phaseouts  of certain  exemptions,  deductions,  and credits at various income levels, and the impact of the federal alternative minimum tax.

     The capital gain or loss upon  redemption is calculated by subtracting  the tax basis from the redemption proceeds, after deducting any nonrecurring charges assessed at the end of the period,  subtracting  capital  gains taxes  resulting from the redemption, or adding the

                                     Page 41

tax benefit from capital losses  resulting from the  redemption.  In determining the basis for a reinvested  distribution,  the  distribution  is included net of taxes  assumed  paid  from  the  distribution.  Tax  basis is  adjusted  for any
distributions   representing   returns  of  capital  and  any  other  tax  basis
adjustments  that  would  apply  to an  individual  taxpayer,  as  permitted  by applicable federal law. The amount and character (e.g., short-term or long-term)
of capital gain or loss upon  redemption  is  separately  determined  for shares acquired  through the initial  investment and each subsequent  purchase  through reinvested distributions.  Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial  investment.  The tax  character of such  reinvestments  is determined by the length of the period between  reinvestment  and  the end of the  measurement  period  in the  case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) is calculated  using the highest  federal  individual  capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption  date.  Shareholders are assumed to have  sufficient  capital gains of the same  character from other investments  to offset  any  capital  losses  from the  redemption,  so that the taxpayer may deduct the capital losses in full.

     Under  the  following  formula,   the  time  periods  used  in  Performance
Advertisements  will be based on rolling calendar quarters,  updated to the last day of the most recent  quarter  prior to submission  of the  advertisement  for publication.  Average annual total return  calculations (after taxes and sale of
Fund  shares)  used in the  Fund's  Performance  Advertisements  are  calculated according to the following formula:

                   P(1+T)n  = ATVDR
         where:
                    P=   a hypothetical initial payment of $1,000
                    T=   average   annual  total   return   (after  taxes  on
                         distributions and redemptions)
                    n=   number of years
                ATVDR=   ending value of a  hypothetical  $1,000  payment made
                         at the  beginning  of  each  period  at the end of each
                         period,   after   taxes  on  Fund   distributions   and
                         redemption.

     The Fund  also may  refer in  Performance  Advertisements  to total  return performance  data that are not  calculated  according  to the formulas set forth above ("Non-Standardized  Return"). The Fund calculates  Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in Fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting  the initial value of the investment from the ending value and by dividing the remainder by the initial value.

     Yield. Yields used in the Fund's Performance  Advertisements are calculated by dividing the Fund's interest  income  attributable to a class of shares for a
30-day period  ("Period"),  net of expenses  attributable  to such class, by the average number of shares of such class entitled to receive  dividends during the
Period  and  expressing  the  result  as  an  annualized   percentage  (assuming
semi-annual compounding) of the net asset value per

                                     Page 42

share at the end of the Period. Yield quotations are calculated according to the following formula:

                                  a-b
              YIELD  =  2 [ ( ------- + 1 )6 - 1 ]
                                 cd

     where:         a=     interest earned during the Period
                    b=     expenses   accrued   for   the   Period   (net   of
                           reimbursements, if any)
                    c=     the average daily number of shares outstanding during
                           the Period that were entitled to receive dividends
                    d=     the net asset  value per share on the last day of the
                           Period.

     Except as noted below,  in  determining  interest  income earned during the
Period (variable "a" in the above formula),  the Fund calculates interest earned on each debt  obligation  held by it during  the  Period  by (1)  computing  the obligation's  yield to  maturity,  based on the market  value of the  obligation
(including  actual accrued  interest) on the last business day of the Period or, if the  obligation  was  purchased  during the Period,  the purchase  price plus accrued  interest and (2) dividing the yield to maturity by 360, and multiplying the resulting  quotient by the market value of the obligation  (including actual accrued  interest) to determine the interest  income on the  obligation for each day of the period that the obligation is in the portfolio.  Once interest earned is  calculated  in this  fashion  for each  debt  obligation  held by the  Fund, interest  earned  during the Period is then  determined by totaling the interest earned on all debt obligations. For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

     Tax-exempt  yield is calculated  according to the same formula  except that the variable "a" equals  interest  exempt from federal  income tax earned during the period. This tax-exempt yield is then translated into  tax-equivalent  yield according to the following formula:

                                    E
        TAX EQUIVALENT YIELD = ( ------- ) + t
                                  1-p

                    E=   tax-exempt yield
                    p=   stated income tax rate
                    t=   taxable yield of shares

     The tax-equivalent  yield of the Fund assumes a 38.6% effective federal tax rate under current law (reduced to 37.6% for 2004 and 2005;  and to 35% for 2006 and later years).

                                      TAXES

Distributions  of Net Investment  Income.  The Fund receives income generally in the form of  dividends  and  interest  on its  investments.  This  income,  less expenses incurred in

                                     Page 43

the operation of the Fund,  constitutes  the Fund's net  investment  income from which dividends may be paid to you.

By  meeting  certain  requirements  of  the  Code,  the  Fund  qualifies  to pay exempt-interest  dividends to you.  These  dividends  are derived from  interest income  exempt from regular  federal  income tax, and are not subject to regular federal  income tax when they are paid to you. In  addition,  to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political  subdivisions,  or from interest on  qualifying  U.S.  territorial obligations  (including  qualifying  obligations of Puerto Rico, the U.S. Virgin
Islands and Guam),  they also may be exempt from that  state's  personal  income taxes.  Most states,  however,  do not grant  tax-free  treatment to interest on state and municipal securities of other states.

Dividends  from  Taxable  Income.  The Fund may earn  taxable  income  from many sources,  including  income from temporary  investments,  discount from stripped obligations  or their  coupons,  income from  securities  loans or other taxable transactions,  and ordinary income from the sale of market  discount bonds.  Any distributions  by the Fund from this  income  will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

Distributions  of Capital  Gain.  The Fund may realize a capital gain or loss in connection  with  sales  or  other  dispositions  of its  portfolio  securities.
Distributions  from  net  short-term  capital  gain  will be  taxable  to you as ordinary income.  Distributions  from net long-term capital gain will be taxable to you as  long-term  capital  gain,  regardless  of how long you have held your shares in the Fund.  Any net capital gain realized by the Fund generally will be distributed  once  each  year,  and  may  be  distributed  more  frequently,  if necessary, to reduce or eliminate excise or income taxes on the Fund.

Distributions of Five-Year Gain. If you are in the 10% or 15% individual  income tax bracket,  capital gain distributions are generally subject to a maximum rate of tax of 10%.  However,  if you receive  distributions  from the Fund's sale of securities  held for more than five years,  these gains are subject to a maximum rate of tax of 8%. The Fund will  inform  you in  January of the  portion of any capital  gain  distributions  you  received  for the  previous  year  that  were five-year gains qualifying for this reduced tax rate.

If you are in a higher individual income tax bracket (for example, the 25%, 28%,
33% or 35% bracket when these  brackets  are fully  phased-in in the year 2006), capital gain  distributions  are  generally  subject to a maximum rate of tax of
20%.  Beginning  in the year  2006,  any  distributions  from a  Fund's  sale of securities  purchased  after  January  1, 2001 and held for more than five years will be subject to a maximum rate of tax of 18%.

Information  on the Amount and Tax  Character  of  Distributions.  The Fund will inform you of the  amount of your  taxable  ordinary  income  and  capital  gain dividends at the time they are paid, and will advise you of their tax status for federal  income  tax  purposes  shortly  after  the end of each  calendar  year, including  the portion of the  distributions  that on average are  comprised  of taxable income or interest income that is a tax preference item when determining your alternative minimum tax. If you have not

                                     Page 44

held Fund shares for a full year,  the Fund may designate and distribute to you, as taxable, tax-exempt or tax preference income, a percentage of income that may not be equal to the  actual  amount  of this type of income  earned  during  the period of your  investment in the Fund.  Taxable  distributions  declared by the
Fund in December but paid in January are taxed to you as if made in December.

Election  to be Taxed as a Regulated  Investment  Company.  The Fund  intends to elect to be treated as a regulated  investment company under Subchapter M of the
Code for the current fiscal year. As a regulated  investment  company,  the Fund generally  pays no federal  income tax on the income and gain it  distributes to you. The Board reserves the right not to maintain the  qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

     As stated above under the heading,  "Investment  Advisory,  Administration,
Principal  Underwriting and Other Service Arrangements - Advisor", UBS Global AM
does not receive a fee from the Fund for providing investment advisory services, but UBS Global AM may benefit from the Fund being an investment option in a wrap program  sponsored by UBS Global AM. In the opinion of Ropes& Gray LLP,  special tax counsel to the Fund, based on certain assumptions and representations,  this fee arrangement  will not prevent the dividends paid by the Fund from qualifying for the dividends-paid deduction under section 561 of the Code. Investors should be aware that there is no authority on point,  and that an opinion of counsel is not binding on the IRS. The IRS has expressed positions contrary to this opinion and therefore may well disagree with the opinion. If this fee arrangement caused the dividends  paid by the Fund to not qualify for the dividends  paid deduction because  they were  considered  preferential  dividends  within  the  meaning of section 562(c) of the Code,  the Fund would be subject to Federal,  and possibly state,  corporate taxes on its taxable income and gain, and distributions to you would be taxed as ordinary  dividend income to the extent of the Fund's earnings and profits.

Excise Tax  Distribution  Requirements.  To avoid federal excise taxes, the Code requires  the  Fund to  distribute  to you by  December  31 of each  year,  at a minimum, the following amounts: 98% of its taxable ordinary income earned during the  calendar  year;  98% of its  capital  gain net  income  earned  during  the twelve-month  period ending  October 31; and 100% of any  undistributed  amounts from the prior year. The Fund intends to declare and pay these  distributions in
December  (or to pay them in  January,  in which  case  you must  treat  them as received in December) but can give no assurances that its distributions  will be sufficient to eliminate all taxes.

Redemption  of Fund  Shares.  Redemptions  (including  redemptions  in kind) and exchanges of Fund shares are taxable  transactions  for federal and state income tax  purposes.  If you redeem your Fund  shares,  the IRS will  require that you report any gain or loss on your redemption or exchange.  If you held your shares as a capital asset,  the gain or loss that you realize will be a capital gain or loss and will be long-term or  short-term,  generally  depending on how long you held your shares.

                                     Page 45

Redemptions  at a Loss Within Six Months of Purchase.  Any loss  incurred on the redemption  or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest  dividends paid to you with respect to your
Fund shares,  and any remaining loss will be treated as a long-term capital loss to the extent of any long-term  capital gain  distributed  to you by the Fund on those shares.

Wash  Sales.  All or a portion of any loss that you realize on a  redemption  of your Fund shares is  disallowed  to the extent that you buy other  shares in the
Fund within 30 days before or after your share  redemption.  Any loss disallowed under these rules is added to your tax basis in the new shares.

Redemptions and Five-Year  Gain. If you are in the 10% or 15% individual  income tax bracket,  gains from the sale of your Fund shares are generally subject to a maximum rate of tax of 10%. However,  if you have held your shares for more than five years, these gains are subject to a maximum rate of tax of 8%.

If you are in a higher individual income tax bracket (for example, the 25%, 28%,
33% or 35% bracket when these  brackets  are fully  phased-in in the year 2006), you are generally subject to a maximum rate of tax of 20%. Beginning in the year
2006, any gains from the sale of Fund shares purchased after January 1, 2001 and held for more than five  years  (or for  which you made an  election  to mark to market as of January  2, 2001 and hold until  2006) will be subject to a maximum rate of tax of 18%.

Dividends-Received  Deduction  for  Corporations.  Because the Fund's  income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

Investment in Complex Securities. The Fund may invest in complex securities that may be subject to numerous  special  and  complex  tax rules.  These rules could affect  whether  gain or loss  recognized  by the Fund is treated as ordinary or capital,  or as interest or dividend  income.  These rules could also accelerate the  recognition  of  income  to the  Fund  (possibly  causing  the Fund to sell securities  to raise the cash for  necessary  distributions).  These rules could defer the Fund's ability to recognize a loss, and, in limited cases, subject the
Fund to U.S. federal income tax on income from certain foreign securities. These rules could,  therefore,  affect the amount,  timing, or character of the income distributed to you by the Fund.

Alternative  Minimum Tax.  Interest on certain  private  activity  bonds,  while exempt  from  regular  federal  income tax,  is a  preference  item for you when determining your alternative minimum tax under the Code and under the income tax provisions of several states.  Private  activity bond interest could subject you to or increase your liability  under the federal and state  alternative  minimum taxes, depending on your personal or corporate tax position. If you are a person defined in the Code as a  substantial  user (or  person  related to a user) of a facility  financed by private  activity bonds,  you should consult with your tax advisor before buying shares of the Fund.

                                     Page 46

Treatment of Interest on Debt Incurred to Hold Fund Shares. Interest on debt you incur to buy or hold Fund shares may not be  deductible  for federal  income tax purposes.

Loss  of  Status  of  Securities  as  Tax-Exempt.  Failure  of the  issuer  of a tax-exempt  security to comply with certain  legal or  contractual  requirements relating to the security could cause  interest on the security,  as well as Fund
distributions   derived  from  this  interest,   to  become   taxable,   perhaps
retroactively to the date the security was issued.

Non-U.S.  Investors.  Non-U.S.  investors may be subject to U.S. withholding and estate tax, and are subject to special U.S. tax certification requirements.  You should consult your tax advisor about the federal,  state,  local or foreign tax consequences of your investment in the Fund.

     Tax-Free Income vs. Taxable Income.  Table I below illustrates  approximate equivalent taxable and tax-free yields at the 2003 federal individual income tax rates. For example, a couple with taxable income of $90,000 in 2003, or a single individual with taxable income of $55,000 in 2003, whose investments earned a 6%
tax-free  yield,  would have had to earn  approximately  an 22% taxable yield to receive the same benefit.

                              Table I. 2003 Federal Taxable vs. Tax-Free Yields*

                      Federal                          A Tax-Free Yield of
      Single          Joint           Tax              4.00%      5.00%      6.00%    7.00%      8.00%
      Return          Return          Bracket          is equal to a taxable yield of approximately:
      ------          ------          -------
------------------- ----------------- ------------ --- ---------- ---------- --------- ---------- ----------

------------------- ----------------- ------------ --- ---------- ---------- --------- ---------- ----------
------------------- ----------------- ------------ --- ---------- ---------- --------- ---------- ----------
           $0-28.4           $0-47.5       15.00%          4.71%      5.88%     7.06%      8.24%      9.41%
------------------- ----------------- ------------ --- ---------- ---------- --------- ---------- ----------
------------------- ----------------- ------------ --- ---------- ---------- --------- ---------- ----------
         28.4-68.8        47.5-114.7       27.00%          5.48%      6.85%     8.22%      9.59%     10.96%
------------------- ----------------- ------------ --- ---------- ---------- --------- ---------- ----------
------------------- ----------------- ------------ --- ---------- ---------- --------- ---------- ----------
        68.8-143.5       114.7-174.7       30.00%          5.71%      7.14%     8.57%     10.00%     11.43%
------------------- ----------------- ------------ --- ---------- ---------- --------- ---------- ----------
------------------- ----------------- ------------ --- ---------- ---------- --------- ---------- ----------
       143.5-312.0       174.7-312.0       35.00%          6.15%      7.69%     9.23%     10.77%     12.31%
------------------- ----------------- ------------ --- ---------- ---------- --------- ---------- ----------
------------------- ----------------- ------------ --- ---------- ---------- --------- ---------- ----------
        Over 312.0        Over 312.0       38.60%          6.51%      8.14%     9.77%     11.40%     13.03%
------------------- ----------------- ------------ --- ---------- ---------- --------- ---------- ----------

*    Certain simplifying  assumptions have been made in the table. The amount of
     "Taxable  Income"  is the net amount  subject  to federal  income tax after deductions and exemptions, assuming that all income is ordinary income. Any particular  taxpayer's  effective tax rate may differ.  The effective rates reflect the highest tax  bracket  within each range of income  listed.  The figures set forth above do not reflect the federal alternative minimum tax, imitations  on  federal  or state  itemized  deductions,  the  phase out of deductions for personal  exemptions,  the taxability of social  security or railroad  retirement  benefits or any state or local taxes  payable on fund distributions.

The  yields  listed  above  are for  illustration  only and are not  necessarily representative  of the Fund's yield.  The Fund invests  primarily in obligations the interest on which is exempt from federal  income tax,  however,  some of the
Fund's  investments may generate  taxable income.  Effective tax rates shown are those in effect on the date of this SAI;  such  rates  might  change  after that date.

                                OTHER INFORMATION

                                     Page 47

     Voting Rights.  Shareholders  of the Fund are entitled to one vote for each full share held and fractional votes for fractional  shares held.  Voting rights are not  cumulative  and,  as a result,  the holders of more than 50% of all the shares of the Trust may elect all of the  Trustees  of the Trust.  The shares of the Fund will be voted together. The shares of each series of the Trust (such as the Fund) will be voted  separately,  except when an  aggregate  vote of all the series of the Trust is required by law.

     The Trust does not hold annual meetings.  Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a board member through  a  declaration  in  writing  or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board  member at the written  request of holders of 10% of the  outstanding shares of the Trust.

     Legal Counsel.  Stradley,  Ronon,  Stevens & Young,  LLP, 2600 One Commerce
Square, Philadelphia, Pennsylvania 19103-7098, is legal counsel to the Trust and the Non-Interested  Trustees. Ropes & Gray LLP, One International Place, Boston.
MA 02110-2624, serves as special tax counsel to the Trust.

     Independent Auditors. Ernst & Young LLP, 5 Times Square, New York, New York
10019, serves as independent auditors for the Trust.

                              FINANCIAL STATEMENTS

 Because the Fund is new, financial statements are not yet available for the Fund.

                                     Page 48

                                    APPENDIX

                               Ratings Information

Description of Moody's Municipal Bond Ratings

     Aaa.  Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest  degree of investment  risk and are generally  referred to as
"gilt edged." Interest  payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change,  such changes as can be visualized are most unlikely to impair the fundamentally  strong position of such issues;  Aa. Bonds which are rated Aa are judged to be of high quality by all  standards.  Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because  margins of protection may not be as large as in Aaa securities or fluctuation of protective  elements may be of greater amplitude or there  may be other  elements  present  which  make the long  term  risk  appear somewhat larger than in Aaa securities;  A. Bonds which are rated A possess many favorable investment  attributes and are to be considered as  upper-medium-grade obligations.  Factors  giving  security to principal and interest are considered adequate,  but  elements  may be  present  which  suggest  a  susceptibility  to impairment sometime in the future; Baa. Bonds which are rated Baa are considered as medium-grade obligations,  i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but  certain  protective  elements  may be lacking or may be  characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative  characteristics as well; Ba. Bonds which are rated Ba are judged to have speculative elements;  their future cannot be considered as  well-assured.  Often the  protection of interest and principal payments may be very moderate and thereby not well safeguarded  during both good and bad times over the future.  Uncertainty of position  characterizes  bonds in this class;  B. Bonds which are rated B generally  lack  characteristics  of the desirable  investment.  Assurance  of  interest  and  principal  payments  or of maintenance  of other terms of the contract  over any long period of time may be small;  Caa. Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present  elements of danger with respect to principal or  interest;  Ca.  Bonds  which are rated Ca  represent  obligations  which are speculative  in a high  degree.  Such  issues are often in default or have other marked  shortcomings;  C. Bonds which are rated C are the lowest  rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note:  Moody's  applies  numerical  modifiers,  1, 2 and 3 in each  generic rating  classification  from Aa through Caa.  The modifier 1 indicates  that the obligation ranks in the higher end of its generic rating category,  the modifier
2 indicates a mid-range  ranking,  and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                                     Page 49

Description of S&P Municipal Debt Ratings

     AAA. An obligation  rated AAA has the highest  rating  assigned by S&P. The obligor's  capacity  to meet  its  financial  commitment  on the  obligation  is extremely  strong;  AA. An  obligation  rated AA differs from the highest  rated obligations only in small degree.  The obligor's  capacity to meet its financial commitment  on the  obligation  is  very  strong;  A. An  obligation  rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic  conditions than obligations in higher rated categories.  However,  the obligor's  capacity to meet its financial  commitment on the obligation is still strong;  BBB. An obligation rated BBB exhibits adequate  protection  parameters.
However,  adverse economic conditions or changing  circumstances are more likely to lead to a weakened  capacity of the obligor to meet its financial  commitment on the obligation;  BB, B, CCC, CC, C, D. Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of  speculation  and C the  highest.  While such  obligations  will likely have some quality and protective characteristics, these may be outweighed by  large  uncertainties  or major  exposures  to  adverse  conditions;  BB.  An obligation  rated BB is less  vulnerable  to nonpayment  than other  speculative issues.  However,  it faces major ongoing  uncertainties  or exposure to adverse business,  financial,  or economic  conditions which could lead to the obligor's inadequate  capacity to meet its financial  commitment on the obligation;  B. An obligation rated B is more vulnerable to nonpayment than  obligations  rated BB, but the obligor  currently has the capacity to meet its financial  commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the  obligation;  CCC.  An  obligation  rated  CCC is  currently  vulnerable  to nonpayment  and is dependent  upon  favorable  business,  financial and economic conditions for the obligor to meet its financial  commitment on the  obligation.
In the event of adverse business, financial, or economic conditions, the obligor is not  likely to have the  capacity  to meet its  financial  commitment  on the obligation;  CC.  An  obligation  rated CC is  currently  highly  vulnerable  to nonpayment;  C. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar  action has been taken,  but payments on this obligation are being continued;  D. An obligation rated D is in payment default.
The D rating category is used when payments on an obligation are not made on the date due  even if the  applicable  grace  period  has not  expired,  unless  S&P believes that such payments will be made during such grace period.  The D rating also will be used upon the filing of a  bankruptcy  petition  or the taking of a similar action if payments on an obligation are  jeopardized.

     CI.  The rating CI is  reserved  for income  bonds on which no  interest is being paid.

     Plus (+) or Minus (-):  The  ratings  from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative  standing within the major rating categories.

                                     Page 50

Description of Moody's Ratings of Short-Term Obligations

There are three categories for short-term  obligations that define an investment grade situation.  These are designated  Moody's  Investment Grade as MIG 1 (best quality)  through  MIG-3.  Short-term  obligations  of  speculative  quality are designated SG.

In the case of variable rate demand obligations  (VRDOs), a two-component rating is assigned.  The first  element  represents an evaluation of the degree of risk associated  with  scheduled  principal  and  interest  payments,  and the  other represents  an  evaluation  of the  degree of risk  associated  with the  demand feature.  The  short-term  rating  assigned  to the demand  feature of a VRDO is designated as VMIG. When either the long- or short-term  aspect or a VRDO is not rated, that piece is designated NR, e.g. Aaa/NR or NR/VMIG 1.

MIG ratings  terminate at the retirement of the obligation,  while a VMIG rating expiration  will be a function of each  issue's  specific  structural  or credit features.

MIG-1/VMIG-1.  This  designation  denotes best quality.  There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. MIG-2/VMIG-2. This designation denotes high quality.  Margins or protection  are ample although not so large as in  the  preceding  group.  MIG-3/VMIG-3.  This  designation  denotes  favorable quality.  Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.  SG. This designation denotes
speculative  quality.   Debt  Instruments  in  this  category  lack  margins  of
protection.

Description of S&P's Ratings of State and Municipal  Notes and Other  Short-Term
Loans:

A S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating.  Notes maturing  beyond 3 years will most likely receive a long-term  debt rating.  The following criteria will be used in making the assessment.

     -    Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

     -    Source of payment (the more  dependent  the issue is on the market for its refinancing, the more likely it will be treated as a note).

SP-1.  Strong  capacity to pay  principal  and  interest.  Issues  determined to possess  very strong  characteristics  are given a plus (+)  designation.  SP-2.
Satisfactory  capacity to pay principal and interest with some  vulnerability to adverse  financial  and  economic  changes  over  the term of the  notes.  SP-3.
Speculative capacity to pay principal and interest.

                                     Page 51

Description of Short-Term Debt Commercial Paper Ratings

Moody's  short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations.  These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's  employs the following three  designations,  all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     Prime-1.  Issuers (or supporting institutions) assigned this highest rating have a superior  ability for repayment of senior  short-term  debt  obligations.
Prime-1   repayment   ability  will  often  be   evidenced   by  the   following
characteristics:  Leading market positions in well established industries;  high rates of return on funds employed;  conservative  capitalization structures with moderate reliance on debt and ample asset protection;  broad margins in earnings coverage of fixed  financial  charges and high  internal cash  generation;  well established  access to a range of  financial  markets  and  assured  sources  of alternate liquidity.

     Prime-2.  Issuers (or supporting  institutions) assigned this rating have a strong ability for repayment of senior  short-term debt  obligations.  This will normally be  evidenced  by many of the  characteristics  cited  above,  but to a lesser degree.  Earnings trends and coverage ratios,  while sound,  will be more subject to variation.  Capitalization characteristics,  while still appropriate, may be more  affected by  external  conditions.  Ample  alternate  liquidity  is maintained.

     Prime-3.  Issuers (or supporting institutions) assigned this rating have an acceptable capacity for repayment of senior short-term  obligations.  The effect of  industry  characteristics  and market  composition  may be more  pronounced.
Variability in earnings and  profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

     Not Prime. Issuers assigned this rating do not fall within any of the Prime rating categories.

Commercial paper rated by S&P have the following characteristics:

     A-1. A short-term  obligation rated A-1 is rated in the highest category by
S&P. The obligor's  capacity to meet its financial  commitment on the obligation is strong. Within this category,  certain obligations are designated with a plus sign (+).  This  indicates  that the  obligor's  capacity to meet its  financial
commitment  on  these  obligations  is  extremely  strong.   A-2.  A  short-term
obligation  rated A-2 is somewhat  more  susceptible  to the adverse  effects of changes in  circumstances  and economic  conditions  than  obligations in higher rating  categories.  However,  the  obligor's  capacity  to meet  its  financial commitment on the obligation is satisfactory. A-3. A short-term obligation rated
A-3  exhibits  adequate  protection   parameters.   However,   adverse  economic

                                     Page 52

conditions  or  changing  circumstances  are more  likely to lead to a  weakened capacity of the obligor to meet its financial commitment on the obligation. B. A short-term  obligation  rated B is  regarded as having  significant  speculative characteristics.  The obligor  currently  has the capacity to meet its financial commitment on the  obligation;  however,  it faces major  ongoing  uncertainties which could lead to the  obligor's  inadequate  capacity  to meet its  financial commitments on the obligation.  C. A short-term  obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic  conditions  for the obligor to meet its  financial  commitment  on the obligation.  D. A short-term  obligation  rated D is in payment  default.  The D rating  category is used when payments on an obligation are not made on the date due even if the  applicable  grace period has not  expired,  unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the  filing of a  bankruptcy  petition  or the  taking of a similar action if payments on an obligation are jeopardized.

                                     Page 53

You  should  rely  only  on the  information  contained  or  referred  to in the
Prospectus  and  this  Statement  of  Additional  Information.  The fund and its principal underwriter have not authorized anyone to provide you with information that is different.  The Prospectus and this Statement of Additional  Information are not an offer to sell shares of the fund in any  jurisdiction  where the fund or its principal underwriter may not lawfully sell those shares.

--------------------------------------------------------------------------------

                                    Series M

--------------------------------------------------------------------------------

                                             Statement of Additional Information
                                                                 August 25, 2003

--------------------------------------------------------------------------------

(C)2003 UBS Global Asset Management (US) Inc.  All rights reserved.

                                     Page 54

                                    SERIES T
                               51 West 52nd Street
                          New York, New York 10019-6114

                       STATEMENT OF ADDITIONAL INFORMATION

  Series T (the "Fund") is a series of SMA Relationship TrustSM (the "Trust").

     UBS Global Asset  Management  (US) Inc. ("UBS Global AM" or "Advisor"),  an
indirect  wholly owned  subsidiary of UBS AG ("UBS"),  serves as the  investment advisor, administrator and principal underwriter for the Fund.

     This  statement of additional  information  ("SAI") is not a prospectus and should be read only in  conjunction  with the Fund's current  Prospectus,  dated
August 25 , 2003. A copy of the Prospectus may be obtained by calling  toll-free
1-800-647-1568. This SAI is dated August 25, 2003.

                                TABLE OF CONTENTS

The Fund and Its Investment Policies...........................................2
Underlying Funds - Investment Policies and Other Information...................2
Organization of the Trust; Trustees and Officers; Principal
Holders and Management Ownership of Securities................................18
Investment Advisory, Administration, Principal Underwriting

          SMA Relationship TrustSM and SMA*RT Shares are service marks of UBS Global Asset Management (US) Inc.

                                     Page 1

                      THE FUND AND ITS INVESTMENT POLICIES

     The Fund is a non-diversified series of the Trust. The Trust is an open-end management  investment  company that was organized as a Delaware statutory trust under Delaware law on December 3, 2002.

     The Fund's  investment  objective  may not be changed  without  shareholder approval.  Except where noted, the other investment  policies of the Fund may be changed by the board of trustees of the Trust (the "Board") without  shareholder approval.  As with other mutual funds,  there is no assurance that the Fund will achieve its investment objective.

     The Fund's investment objective is to maximize total return,  consisting of income and capital  appreciation.  As of the date of this SAI, the Fund seeks to achieve its  investment  objective by investing  exclusively  in two  underlying funds: UBS  Corporate/Bond  Relationship  Fund  ("Corporate  Fund") and UBS U.S.
Securitized  Mortgage  Relationship  Fund ("Mortgage Fund")  (collectively,  the
"Underlying  Funds"),  which are series of UBS Relationship Trust ("URF Trust").
Corporate Fund generally  invests its assets in U.S. dollar  denominated  credit obligations of U.S. and non-U.S.  corporations.  Mortgage Fund generally invests its assets in mortgage-related  and mortgage-backed  securities of U.S. issuers.
The Underlying Funds are advised by UBS Global Asset Management  (Americas) Inc.
("Underlying  Fund Advisor" or "UBS Global AM (Americas)"),  an affiliate of UBS
Global AM.

          UNDERLYING FUNDS - INVESTMENT POLICIES AND OTHER INFORMATION

     The following  supplements the information  contained in the Prospectus and above  concerning the investment  policies of the  Underlying  Funds.  Except as otherwise  indicated in the  Prospectus  or the SAI, the  Underlying  Funds have established  no policy  limitations  on their ability to use the  investments or techniques discussed in these documents.

     Fixed Income  Securities.  The Underlying Funds may invest in many types of
U.S. dollar  denominated fixed income  securities of U.S. and non-U.S.  issuers, including  governments and governmental  entities and  supranational  issuers as well as corporations  and other issuers.  The Underlying Funds may purchase U.S.
dollar  denominated   securities  that  reflect  a  broad  range  of  investment securities, qualities and sectors.

     Each  Underlying  Fund's  non-U.S.  fixed income  component,  if any,  will typically be invested in government and  supranational  issues.  A supranational entity  is an  entity  established  or  financially  supported  by the  national governments of one or more countries to promote  reconstruction  or development.
Examples of supranational  entities include,  among others,  the World Bank, the
European Economic Community, the European Coal and Steel Community, the European
Investment  Bank, the  Intra-Development  Bank, the  Export-Import  Bank and the
Asian Development Bank.

Equity Securities. The Corporate Fund may invest in a broad range of U.S. dollar denominated  equity  securities of U.S. and non-U.S.  issuers,  including common stock of

                                     Page 2

companies or closed-end  investment  companies,  preferred  stock,  fixed income securities  convertible  into or exchangeable  for common stock, and securities, such as warrants or rights, that are convertible into common stock.

     Convertible  Securities.  The  Underlying  Funds may,  to varying  degrees, invest in  convertible  securities.  Convertible  securities  are  fixed  income securities  (i.e.,  a bond or  preferred  stock)  which may be  exchanged  for a specified  number of shares of common  stock,  usually of the same  company,  at specified  prices  within a  certain  period  of  time.  The  provisions  of any convertible  security  determine its seniority in a company's capital structure.
In the case of subordinated  convertible debentures,  the holder's claims on the company's  assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common  shareholders.  In the case of preferred stock and convertible  preferred  stock, the holder's claims on the company's  assets and earnings are  subordinated  to the claims of all creditors but are senior to the claims of common  shareholders.  While  providing  a fixed income  (generally  higher in yield than the income  derivable from common stock but lower than the income  afforded by a similar  non-convertible  security),  a convertible  security  enables  the  investor  also to  participate  in  capital appreciation should the market price of the underlying common stock rise.

     Treasury  Inflation  Protected  Securities.  Each  Underlying  Fund may, to
varying degrees,  invest in Treasury Inflation  Protected  Securities  ("TIPS"),
which are securities issued by the U.S. Treasury. The interest rate paid by TIPS is  fixed,  while the  principal  value  rises or falls  based on  changes  in a published  Consumer Price Index.  Thus, if inflation  occurs,  the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary  loss.  During a  deflationary  period,  the principal and interest payments  decrease,  although the TIPS' principal amount will not drop below its face amount at maturity.

     In exchange for the inflation protection, TIPS generally pay lower interest rates than typical U.S. Treasury securities.  Only if inflation occurs will TIPS offer a  higher  real  yield  than a  conventional  Treasury  bond  of the  same maturity.  In addition,  it is not possible to predict  with  assurance  how the market  for TIPS  will  develop;  initially,  the  secondary  market  for  these securities  may  not  be as  active  or  liquid  as  the  secondary  market  for conventional Treasury securities.  Principal  appreciation and interest payments on TIPS will be taxed  annually as ordinary  interest  income for Federal income tax calculations.  As a result, any appreciation in principal must be counted as interest income in the year the increase  occurs,  even though the investor will not  receive  such  amounts  until  the  TIPS  are  sold  or  mature.  Principal appreciation  and  interest  payments  may be exempt from state and local income taxes.

     Cash  Equivalents.  When unusual market conditions  warrant,  an Underlying
Fund may make substantial temporary defensive investments in cash equivalents up to a maximum  exposure of 100% of the Underlying  Fund's  assets.  An Underlying
Fund's investment in temporary  defensive  investments may affect the Underlying
Fund's ability to attain its investment objective.

                                     Page 3

The short-term  debt  securities in which an Underlying  Fund may invest include demand notes, bank instruments,  commercial paper and floating rate instruments.
Demand  notes are  securities  issued  with a  maturity  date but  callable  for repayment  by the  lender or the  borrower  at a  predetermined  interval.  Bank
instruments   in  which  an  Underlying   Fund  may  invest  include  bank  loan
participations,  bank holding company commercial paper, deposits, bank notes and other  bank  related  securities.  Bank loan  participations  are loans  sold by lending banks to investors.  Bank holding company  commercial paper is a form of short-term  promissory  note  which is a  direct  obligation  of a bank  holding company.  Deposits  are  obligations  of  a  bank  or  its  branches.  Corporate commercial paper is a form of short-term  promissory note issued by corporations primarily to finance short-term credit needs. Rates vary according to the credit standing of the issuers and money market  conditions.  Floating rate instruments are obligations  with various final  maturities and interest rates that are tied to other assorted market indices. Each Underlying Fund will not invest more than
15% of the  value  of its  net  assets  in  floating  or  variable  rate  demand obligations  as to which it cannot  exercise the demand feature on not more than seven  days'  notice  if  there  is no  secondary  market  available  for  these obligations, and in other securities that are not readily marketable.

Under the terms of an  exemptive  order  issued by the  Securities  and Exchange
Commission  ("SEC" or  "Commission"),  the Underlying Funds may invest cash in a series of UBS Supplementary Trust (the "Supplementary Trust Series"):

     (a)  held for temporary defensive purposes;
     (b)  not invested pending investment in securities;
     (c)  that  is set  aside  to  cover  an  obligation  or  commitment  of the
          Underlying  Funds to purchase  securities  or other  assets at a later date;
     (d)  to be invested on a strategic  management  basis  ((a)-(d)  are herein referred to as "Uninvested Cash"); and
     (e)  collateral  that the  Underlying  Funds  receive from the borrowers of their portfolio  securities in connection  with the Underlying  Funds'
          securities lending program.

UBS Supplementary Trust is a privately offered investment pool that has retained
the  Underlying  Fund  Advisor  to  manage  the   Supplementary   Trust  Series'
investments.  The  Trustees of the Trust and URF Trust also serve as trustees of
UBS Supplementary  Trust. The Supplementary  Trust Series invests in U.S. dollar denominated money market instruments  having a dollar-weighted  average maturity of 90 days or less. An Underlying Fund's investment of Uninvested Cash in shares of the  Supplementary  Trust Series will not exceed 25% of the Underlying Fund's total assets.

     Non-Publicly   Traded   Securities,   Private   Placements  and  Restricted
Securities.  The  Underlying  Funds may invest in  securities  that are  neither listed on a stock  exchange  nor traded  over-the-counter,  including  privately placed  securities  and  limited  partnerships.  Investing  in  unregistered  or unlisted securities, including investments in new and early stage companies, may involve  a high  degree  of  business  and  financial  risk  that can  result in substantial  losses.  As a result of the absence of a public  trading market for these  securities,  they may be less liquid  than  publicly  traded  securities.
Although these securities may be

                                     Page 4

resold in privately  negotiated  transactions,  the prices  realized  from these sales could be less than those  originally  paid by an Underlying  Fund, or less than what may be  considered  the fair  value of such  securities.  Furthermore, companies  whose  securities  are not publicly  traded may not be subject to the disclosure and other investor protection  requirements which would be applicable if their securities were publicly traded.  If such securities are required to be registered under the securities laws of one or more  jurisdictions  before being resold, an Underlying Fund may be required to bear the expense of registration.

     Rule 144A and Illiquid Securities.  Generally,  an illiquid security is any security that cannot be disposed of within seven days in the ordinary  course of business at approximately the amount at which the Underlying Fund has valued the security.  Some examples of illiquid  securities  are (i)  securities  purchased under Rule 144A ("Rule 144A  Securities")  under the  Securities Act of 1933, as amended (the "Securities Act"), (ii) over-the-counter options, and (iii) certain interest rate swaps. While maintaining  oversight,  the Board of Trustees of the
URF Trust (the  "Underlying  Fund Board") has delegated to the  Underlying  Fund
Advisor  the  day-to-day  function  of  determining  whether  or not  Rule  144A
Securities  are liquid for  purposes of each  Underlying  Fund's  limitation  on investments in illiquid  assets.  The  Underlying  Fund Board has instructed the
Underlying  Fund Advisor to consider the following  factors in  determining  the liquidity of a Rule 144A Security:

     (a)  the frequency of trades and trading volume for the security;
     (b)  whether at least  three  dealers  are  willing to purchase or sell the security and the number of potential purchasers;
     (c)  whether at least two dealers are making a market in the security; and
     (d)  the nature of the  security and the nature of the  marketplace  trades
          (e.g.,  the time  needed to  dispose  of the  security,  the method of soliciting offers and the mechanics of transfer).

Although  it  has  delegated  the  day-to-day  liquidity  determination  to  the
Underlying Fund Advisor,  the Underlying Fund Board will continue to monitor and will  periodically  review the Underlying Fund Advisor's  selection of Rule 144A
Securities,  as well as the Underlying Fund Advisor's  determination as to their liquidity.

If the Underlying  Fund Advisor  determines  that a Rule 144A Security which was previously  determined  to be liquid is no longer  liquid and,  as a result,  an
Underlying  Fund's holdings of illiquid  securities exceed the Underlying Fund's applicable  15% limit on  investment in such  securities,  the  Underlying  Fund
Advisor will  determine what action shall be taken to ensure that the Underlying
Fund  continues  to adhere to such  limitation.  This may include  disposing  of illiquid assets, including illiquid Rule 144A Securities.

After the purchase of a Rule 144A Security,  however,  the Underlying Fund Board and the  Underlying  Fund Advisor will continue to monitor the liquidity of that security  to ensure  that each  Underlying  Fund has no more than 15% of its net assets invested in illiquid securities.

Each Underlying  Fund will limit  investments in securities that may not be sold to the  public  without  registration  under  the  Securities  Act  ("restricted securities") to no more than 15% of

                                     Page 5

the Underlying Fund's net assets,  excluding restricted  securities eligible for resale  pursuant  to Rule 144A that  have  been  determined  to be liquid by the
Underlying Fund Board.

     Investment  Company   Securities.   The  Underlying  Funds  may  invest  in
securities issued by open-end and closed-end investment companies. Under Section
12(d)(1) of the  Investment  Company Act of 1940, as amended  ("1940  Act"),  an
Underlying Fund's investment in such securities,  subject to certain exceptions, currently  is limited to: (i) no more than 3% of the total  voting  stock of any one such investment company, (ii) no more than 5% of the Underlying Fund's total assets invested in any one such investment  company,  and (iii) no more than 10%
of the Underlying Fund's total assets invested in other investment  companies in the aggregate.  Investments in the securities of other investment  companies may involve duplication of certain fees and expenses.

The URF Trust has received an exemptive order from the Commission  which permits each  Underlying Fund to invest its assets in securities of other series offered by the URF Trust.  An  Underlying  Fund will invest in such series to the extent that the Underlying  Fund Advisor  determines  that it is more efficient for the
Underlying Fund to gain exposure to a particular asset class through  investment in a series of the URF Trust as opposed to  investment  directly  in  individual securities. Investments by an Underlying Fund in another series of the URF Trust may involve  transaction  costs, but not duplication of other fees and expenses, because the Underlying Fund Advisor and other service  providers will waive fees or reimburse expenses to avoid such duplication.

An Underlying  Fund's  investments in any other series of the URF Trust, each of which invests primarily in one asset class (a "Core Series"), will be subject to the percentage  limitations  described  above.  To the extent that an Underlying
Fund invests in the URF Trust's  other series  ("Other  Series") and  particular open-end  investment  companies other than the Core Series,  the Underlying Fund will be subject to the percentage limitations described above and the Underlying
Fund's  investments in such other  investment  companies will be aggregated with its investments in the Other Series for purposes of these limitations.

     Structured  Securities.  The Underlying Funds may invest a portion of their
assets  in  entities   organized   and  operated   solely  for  the  purpose  of
restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with, or purchase by, an entity, such as a corporation or trust,  of specified  instruments  (such as commercial  bank loans) and the  issuance  by that  entity of one or more  classes of  securities
("Structured   Securities")  backed  by,  or  representing   interests  in,  the
underlying  instruments.  The cash  flow of the  underlying  instruments  may be apportioned  among the newly issued  Structured  Securities to create securities with different investment characteristics,  such as varying maturities,  payment priorities  and interest  rate  provisions,  and the extent of the payments made with  respect to  Structured  Securities  is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the Underlying  Funds  anticipate  investing  typically  involve no credit enhancement,  their  credit risk  generally  will be  equivalent  to that of the underlying instruments.  The Underlying Funds are permitted to invest in a class of Structured  Securities that is either  subordinated or  unsubordinated to the right of payment of another class. Subordinated Structured Securities

                                     Page 6

typically  have higher  yields and  present  greater  risks than  unsubordinated
Structured  Securities.  Structured  Securities  are  typically  sold in private placement  transactions,  and there  currently is no active  trading  market for
Structured  Securities.  Thus, an Underlying  Fund's  investments  in Structured
Securities  will be limited by the  Underlying  Fund's  prohibition on investing more than 15% of its net assets in illiquid securities.

     Eurodollar Securities.  Corporate Fund may invest in Eurodollar securities, which are fixed income  securities of a U.S. issuer or a foreign issuer that are
issued  outside  the  United  States.   Interest  and  dividends  on  Eurodollar
securities are payable in U.S. dollars.

     Zero Coupon and  Delayed  Interest  Securities.  The  Underlying  Funds may
invest in zero coupon or delayed  interest  securities  which pay no cash income until  maturity or a specified  date when the  securities  begin paying  current interest (the "cash payment  date") and are sold at  substantial  discounts from their value at maturity.  When held to  maturity,  their  entire  income,  which consists  of  accretion  of  discount,  comes from the  difference  between  the purchase price and value at maturity.  The discount varies depending on the time remaining  until  maturity or cash  payment  date,  prevailing  interest  rates, liquidity of the security and the perceived  credit  quality of the issuer.  The discount, in the absence of financial  difficulties of the issuer,  decreases as the final maturity or cash payment date of the security  approaches.  The market prices of zero  coupon  and  delayed  interest  securities  are  generally  more volatile and more likely to respond to changes in interest rates than the market prices of securities  having similar  maturities  and credit  qualities that pay interest periodically.  Current federal income tax law requires that a holder of a zero  coupon or  delayed  interest  security  report  as income  each year the portion of the original issue discount on such security  (other than  tax-exempt original issue discount) that accrues that year, even though the holder receives no cash payments of interest during the year.

Zero  coupon   convertible   securities   offer  the   opportunity  for  capital
appreciation  as increases  (or  decreases)  in market value of such  securities closely follow the movements in the market value of the underlying common stock.
Zero coupon  convertible  securities  generally are expected to be less volatile than the  underlying  common  stocks  as they  usually  are  issued  with  short maturities  (15 years or less) and are issued  with  options  and/or  redemption features  exercisable  by the holder of the  obligation  entitling the holder to redeem the obligation and receive a defined cash payment.

Zero coupon securities  include securities issued directly by the U.S. Treasury, and unmatured interest coupons and receipts for underlying principal ("coupons")
of U.S.  Treasury  securities,  which  have  been  separated  by  their  holder, typically a custodian bank or investment  brokerage firm. A holder will separate the interest  coupons from the  underlying  principal (the "corpus") of the U.S.
Treasury  security.  A number of  securities  firms and banks have  stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different  names,  including  "Treasury Income Growth Receipts"
("TIGRs") and Certificate of Accrual on Treasuries ("CATs"). The underlying U.S.
Treasury bonds and notes  themselves are held in book-entry  form at the Federal
Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof),  in trust on behalf of the owners thereof. The staff of the Commission does not

                                     Page 7

consider such privately stripped  obligations to be U.S. government  securities, as defined in the 1940 Act.

The  U.S.  Treasury  has  facilitated  transfers  of  ownership  of zero  coupon securities by accounting  separately for the beneficial  ownership of particular interest  coupon and corpus  payments on U.S.  Treasury  securities  through the
Federal Reserve book-entry record-keeping system. The Federal Reserve program as established  by the U.S.  Treasury is known as "Separate  Trading of  Registered
Interest and Principal of Securities" or "STRIPS." Under the STRIPS program,  an
Underlying  Fund will be able to have its  beneficial  ownership  of zero coupon securities recorded directly in the book-entry  record-keeping system in lieu of having to hold  certificates  or other  evidences of ownership of the underlying
U.S. Treasury securities.

When U.S.  Treasury  securities have been stripped of their  unmatured  interest coupons  by the  holder,  the  principal  or corpus  is sold at a deep  discount because the buyer  receives  only the right to receive a future fixed payment on the  security  and does not  receive  any  rights to  periodic  interest  (cash)
payments.  Once  stripped  or  separated,  the  corpus and  coupons  may be sold separately.  Typically,  the coupons are sold  separately  or grouped with other coupons with like maturity  dates and sold in such bundled  form.  Purchasers of
stripped  obligations   acquire,  in  effect,   discount  obligations  that  are
economically  identical  to the zero coupon  securities  that the U.S.  Treasury sells  itself.  These  stripped  securities  are  also  treated  as zero  coupon securities with original issue discount for federal tax purposes.

     Pay-In-Kind  Bonds. The Underlying  Funds may invest in pay-in-kind  bonds.
Pay-in-kind  bonds are  securities  which pay  interest  through the issuance of additional bonds. An Underlying Fund will be deemed to receive interest over the life of such bonds and be treated for federal income tax purposes as if interest were paid on a current basis, although no cash interest payments are received by the Underlying Fund until the cash payment date or until the bonds mature.

     Mortgage-Backed   Securities  and  Mortgage  Pass-Through  Securities.  The
Underlying Funds may invest in mortgage-backed  securities,  which are interests in pools of mortgage  loans,  including  mortgage loans made by savings and loan institutions,  mortgage bankers,  commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related  and private  organizations  as further  described below. The
Underlying  Funds may also  invest in debt  securities  which are  secured  with
collateral   consisting  of  mortgage-backed   securities  (see  "Collateralized
Mortgage Obligations") and in other types of mortgage-related securities.

The timely  payment of  principal  and  interest on  mortgage-backed  securities issued or guaranteed by the Government National Mortgage Association ("GNMA") is
backed by GNMA and the full  faith  and  credit  of the U.S.  government.  These guarantees,  however,  do not apply to the market value of the Underlying Funds'
shares. Also, securities issued by GNMA and other mortgage-backed securities may be purchased at a premium over the maturity value of the  underlying  mortgages.
This premium is not guaranteed and would be lost if prepayment occurs.

                                     Page 8

Mortgage-backed    securities   issued   by   U.S.    government   agencies   or
instrumentalities  other than GNMA are not "full faith and credit"  obligations.
Certain  obligations,  such as those  issued by the Federal  Home Loan  Mortgage
Corporation  ("FHLMC"),  are supported by the issuer's  right to borrow from the
U.S. Treasury;  while others,  such as those issued by Fannie Mae, are supported only by the credit of the issuer. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments.

Unscheduled  or early  payments  on the  underlying  mortgages  may  shorten the securities'  effective  maturities and reduce returns.  The Underlying Funds may agree to purchase or sell these  securities  with  payment and  delivery  taking place at a future date. A decline in interest rates may lead to a faster rate of repayment of the underlying  mortgages and expose an Underlying  Fund to a lower rate of return  upon  reinvestment.  To the  extent  that  such  mortgage-backed securities are held by an Underlying  Fund,  the prepayment  right of mortgagors may limit the increase in net asset value of the  Underlying  Fund,  because the value of the  mortgage-backed  securities  held by the  Underlying  Fund may not appreciate as rapidly as the price of noncallable debt securities.

     Collateralized  Mortgage  Obligations  ("CMOs")  and Real  Estate  Mortgage
Investment  Conduits  ("REMICs").  The  Underlying  Funds may invest in CMOs and
REMICs.  A CMO is a debt  security on which  interest and prepaid  principal are paid, in most cases, semiannually.  CMOs may be collateralized by whole mortgage
loans  but  are  more  typically   collateralized   by  portfolios  of  mortgage
pass-through  securities  guaranteed  by GNMA,  FHLMC,  or Fannie Mae, and their income  streams.  The  Underlying  Funds may also invest in CMO Floaters.  A CMO
Floater is a CMO where the coupon is reset each period at a specific spread over the London Interbank Offered Rate ("LIBOR") rate of interest.

CMOs are  structured  into  multiple  classes,  each bearing a different  stated
maturity.  Actual  maturity  and average  life will  depend upon the  prepayment experience  of  the  collateral.  CMOs  provide  for a  modified  form  of  call protection  through a de facto  breakdown  of the  underlying  pool of mortgages according  to how quickly the loans are repaid.  Monthly  payments of  principal received from the pool of underlying mortgages, including prepayments, are first returned to investors holding the shortest maturity class. Investors holding the longer maturity  classes  receive  principal only after the first class has been retired.  An investor is partially  guarded against a sooner than desired return of principal because of the sequential payments.

REMICs are similar to CMOs in that they issue  multiple  classes of  securities.
Most, if not all,  newly issued debt  securities  backed by pools of real estate mortgages will be issued as regular and residual interests in REMICs because, as of January 1, 1992,  new CMOs which do not make REMIC  elections  are treated as
"taxable  mortgage  pools,"  a wholly  undesirable  tax  result.  Under  certain transition  rules, CMOs in existence on December 31, 1991 are unaffected by this change.  The  Underlying  Funds will purchase only regular  interests in REMICs.
REMIC  regular  interests  are treated as debt of the REMIC and  income/discount thereon  must be  accounted  for on the  "catch-up  method,"  using a reasonable prepayment

                                     Page 9

assumption  under the original issue discount rules of the Internal Revenue Code of 1986, as amended (the "Code").

     Other Mortgage-Related Securities. The Underlying Funds may invest in other
mortgage-related   securities.   The  Underlying   Fund  Advisor   expects  that
governmental,  government-related  or private  entities may create mortgage loan pools and other  mortgage-related  securities offering mortgage pass-through and mortgage-collateralized  investments in addition to those described  above.  The
mortgages   underlying  these  securities  may  include   alternative   mortgage
instruments,  that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from  customary  long-term  fixed rate mortgages.  As new types of  mortgage-related  securities are developed and offered to investors,  the Underlying  Fund Advisor will,  consistent  with each
Underlying Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

     Asset-Backed Securities. The Underlying Funds may invest a portion of their assets  in debt  obligations  known as  "asset-backed  securities."  The  credit quality of most asset-backed  securities depends primarily on the credit quality of the  assets  underlying  such  securities,  how well the entity  issuing  the security  is  insulated  from the  credit  risk of the  originator  or any other affiliated  entities,  and the amount and quality of any credit support provided to the  securities.  The rate of principal  payment on  asset-backed  securities generally  depends on the rate of principal  payments received on the underlying assets which in turn may be affected by a variety of economic and other factors.
As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the  anticipated yield to maturity.  Asset-backed  securities  may be classified as "pass through certificates" or "collateralized obligations." Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

Due to the shorter maturity of the collateral backing such securities,  there is less of a risk of substantial  prepayment than with mortgage-backed  securities.
Such asset-backed  securities do, however,  involve certain risks not associated with  mortgage-backed  securities,  including the risk that  security  interests cannot adequately or in many cases, ever, be established.

Examples of credit  support  arising  out of the  structure  of the  transaction include "senior-subordinated  securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne  first by the  holders of the  subordinated  class),  creation of "reserve funds"  (where  cash or  investments,  sometimes  funded  from a portion  of the payments on the underlying  assets,  are held in reserve  against future losses)
and "over collateralization"  (where the scheduled payments on, or the principal amount of, the  underlying  assets exceeds that required to make payments of the securities  and pay any servicing or other fees).  The degree of credit  support provided for each  issuance of  asset-backed  securities  is generally  based on historical  credit  information  about the degree of credit risk associated with the underlying  assets.  Delinquencies or losses in excess of those  anticipated could  adversely  affect  the  return  on an  investment  in  such  issuance  of asset-backed securities.

                                     Page 10

     When-Issued  Securities.  The  Underlying  Funds  may  purchase  securities offered on a "when-issued"  or "forward  delivery" basis.  When so offered,  the price,  which is generally  expressed  in yield terms,  is fixed at the time the commitment to purchase is made, but delivery and payment for the  when-issued or forward delivery  securities take place at a later date. An Underlying Fund does not earn interest on such securities it has committed to purchase until they are paid for and delivered on the  settlement  date.  While  when-issued  or forward delivery  securities  may be sold prior to the  settlement  date, it is intended that the  Underlying  Funds will commit to  purchase  such  securities  with the purpose  of  actually  acquiring  them  unless  a  sale  appears  desirable  for investment  reasons.  At the time an  Underlying  Fund makes the  commitment  to purchase a security on a when-issued or forward  delivery  basis, it will record the  transaction  and reflect the value of the security in  determining  its net asset value. The market value of when-issued or forward delivery  securities may be more or less than the purchase  price.  The Underlying  Fund Advisor does not believe  that an  Underlying  Fund's net asset value or income will be adversely affected by its purchase of  securities  on a  when-issued  or forward  delivery basis.

     Repurchase  Agreements.  The Fund and the  Underlying  Funds may enter into repurchase  agreements  with  banks  or  broker-dealers.  When  the  Fund  or an
Underlying Fund enters into a repurchase agreement, it purchases securities from a bank or broker-dealer which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price,  thereby  determining the yield during the term of the agreement.  The Fund or the Underlying Fund maintains custody of the underlying securities prior to their repurchase,  either through its regular custodian  or through a special  "tri-party"  custodian or sub-  custodian  that maintains  separate  accounts for both the Fund or the  Underlying  Fund and its counterparty.

As a result,  a repurchase  agreement  provides a fixed rate of return insulated from  market  fluctuations  during  the  term of the  agreement.  The  term of a repurchase  agreement generally is short,  possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery.  Repurchase  agreements  are  considered  under  the  1940  Act  to be collateralized  loans by the Fund or the Underlying Fund to the seller,  secured by the securities  transferred to the Fund or the Underlying Fund. In accordance with the 1940 Act, repurchase agreements will be fully  collateralized,  and the collateral will be marked-to-market daily. With respect to each Underlying Fund, any repurchase  agreement held through a joint account with a remaining maturity of more  than  seven  days  will  be  considered  illiquid  and  subject  to the restriction  that each  Underlying  Fund may not invest more than 15% of its net assets in illiquid securities,  if an Underlying Fund cannot sell its fractional share of any  repurchase  agreement  pursuant to the  requirements  described in exemptive order granted by the SEC.

In the event of bankruptcy or other default by the seller of the security  under a repurchase  agreement,  the Fund or an Underlying  Fund may suffer time delays and incur costs or possible  losses in connection  with the  disposition  of the collateral.  In such event, instead of the contractual fixed rate of return, the rate of  return  to the  Fund or an  Underlying  Fund  would be  dependent  upon intervening  fluctuations  of the market value of, and the accrued  interest on, the  underlying  security.  Although the Fund or an  Underlying  Fund would have rights  against  the seller for breach of  contract  with  respect to any losses arising from market

                                     Page 11

fluctuations  following the failure of the seller to perform, the ability of the
Fund or an  Underlying  Fund to recover  damages from a seller in  bankruptcy or otherwise in default would be reduced.

     Reverse Repurchase  Agreements.  The Fund or the Underlying Funds may enter into  reverse  repurchase  agreements  with  banks  or  broker-dealers.  Reverse repurchase  agreements  involve sales of portfolio  securities of the Fund or an
Underlying  Fund to member  banks of the Federal  Reserve  System or  securities dealers believed creditworthy,  concurrently with an agreement by the Fund or an
Underlying  Fund to  repurchase  the same  securities at a later date at a fixed price which is generally  equal to the original sales price plus  interest.  The
Fund or the  Underlying  Funds retain record  ownership and the right to receive interest and principal payments on the portfolio  security involved.  During the reverse  repurchase  period, the Fund or an Underlying Fund continues to receive principal and interest  payments on these  securities.  In connection  with each reverse repurchase  transaction,  cash or other liquid assets will be designated for segregation in accordance  with  Commission  positions in an amount equal to
the  repurchase  price.  Reverse  repurchase   agreements  have  the  same  risk
characteristics as borrowing transactions of the Fund or an Underlying Fund.

Reverse  repurchase  agreements  involve  the risk that the market  value of the securities  retained by the Fund or an  Underlying  Fund may  decline  below the price of the securities the Fund or an Underlying Fund has sold but is obligated to repurchase under the agreement.  In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund or an  Underlying  Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver,  whether to  enforce  the Fund or an  Underlying  Fund's  obligation  to  repurchase  the securities.

Loans of Portfolio Securities

The  Underlying  Funds  may lend  portfolio  securities  to  broker-dealers  and financial institutions provided the following conditions are satisfied:  (1) the loan  is  secured  continuously  by  collateral  in the  form  of  cash  or U.S.
government  securities  marked-to-market  daily and  maintained  in an amount at least  equal to the current  market  value of the loaned  securities;  (2) after giving three business days' notice the applicable  Underlying  Fund may call the loan and receive the securities loaned; (3) the applicable  Underlying Fund will receive  any  interest  or  dividends  paid on the  loaned  securities;  (4) the aggregate  market value of securities  loaned by the applicable  Underlying Fund will not at any time exceed 33 1/3% of the total assets of such Underlying Fund;
and  (5)  the  Underlying  Fund  must  pay  only  reasonable  custodian  fees in connection with the loan.

Collateral  will consist of cash,  U.S.  government  securities  or other liquid assets permitted by the Commission.  Loans of securities involve a risk that the borrower  may fail to return the loaned  securities  or may fail to maintain the proper  amount of  collateral.  Therefore,  an  Underlying  Fund will enter into portfolio  securities  loans only after a review of all  pertinent  facts by the
Advisor and the lending agent,  subject to the overall supervision by the Board.
Such reviews will be monitored  on an ongoing  basis.  In addition,  the lending agent is  obligated  to replace  the  loaned  securities  with a like  amount of securities of the same issuer,  class and  denomination  in the event the loaned securities  are not returned by a borrower in accordance  with the  arrangements between the borrower  and the lending  agent.  Creditworthiness  of the borrower will be monitored on an ongoing basis by the Advisor or the lending agent.  Cash received through loan  transactions may be invested in any security in which the

                                     Page 12

Underlying Fund is authorized to invest. Investing cash subjects that investment to market risk (i.e., capital appreciation or depreciation).

     Borrowing. The Underlying Funds are authorized to borrow money from time to time  as a  temporary  measure  for  extraordinary  purposes  or  to  facilitate redemptions  in  amounts  up to 33 1/3% of the value of each  Underlying  Fund's total assets.  The  Underlying  Funds have no intention of increasing net income through  borrowing.  Any borrowing  will be from a bank with the required  asset coverage of at least  300%.  In the event that such asset  coverage  falls below
300%, an  Underlying  Fund will,  within three days  thereafter  (not  including
Sundays and holidays) or such longer period as the  Commission  may prescribe by rules and  regulations,  reduce the amount of its  borrowings  to such an extent that the asset coverage of such borrowings will be at least 300%.

The use of borrowing by an Underlying  Fund involves  special risks that may not
be  associated  with  other   portfolios   having  similar   objectives.   Since
substantially  all the assets of the Underlying  Funds  fluctuate in value while the  interest  obligations  remain  fixed,  an increase or decrease of the asset value per share of an Underlying  Fund will be greater than would be the case if the  Underlying  Fund did not  borrow  funds.  In  addition,  interest  costs on borrowings  may  fluctuate  with  changing  market  rates  of  interest  and may partially  offset or exceed the return earned on borrowed  funds.  Under adverse market conditions, an Underlying Fund might have to sell portfolio securities in order to meet  interest or principal  payments,  or to satisfy  restrictions  on borrowings,  at a time when investment  considerations would otherwise not favor such sales.

     Loan  Participations  and  Assignments.  Corporate Fund may invest in fixed rate and floating rate loans ("Loans")  arranged  through  private  negotiations between an issuer and one or more financial institutions ("Lenders").  Corporate
Fund's  investment  in Loans is expected in most  instances to be in the form of participations in loans  ("Participations")  and assignments of all or a portion of Loans ("Assignments") from third parties.

Corporate  Fund will have the right to receive  payments of principal,  interest and any  fees  to  which  it is  entitled  only  from  the  Lender  selling  the
Participation  and only upon  receipt  by the  Lender of the  payments  from the borrower.  In the event of the insolvency of the Lender selling a Participation,
Corporate  Fund may be treated as a general  creditor  of the Lender and may not
benefit  from  any  set-off  between  the  Lender  and  the  borrower.   Certain
Participations  may be  structured in a manner  designed to avoid  purchasers of
Participations  being  subject to the credit risk of the Lender with  respect to the  Participation.  Even under such a  structure,  in the event of the Lender's insolvency,  the Lender's  servicing of the Participation may be delayed and the assignability of the Participation may be impaired.  Corporate Fund will acquire
Participations only if the Lender interpositioned between Corporate Fund and the borrower is determined by the Underlying Fund Advisor to be  creditworthy.  When
Corporate Fund purchases Assignments from Lenders, it will acquire direct rights against the  borrower on the Loan.  However,  because  Assignments  are arranged
through  private   negotiations   between  potential   assignees  and  potential
assignors,  the  rights  and  obligations  acquired  by  Corporate  Fund  as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

                                     Page 13

Because  there may be no  liquid  market  for  Participations  and  Assignments,
Corporate Fund  anticipates that such securities could be sold only to a limited number of  institutional  investors.  The lack of a liquid  secondary market may have an adverse  impact on the value of such  securities  and  Corporate  Fund's ability to dispose of particular Assignments or Participations when necessary to meet  Corporate  Fund's  liquidity  needs or in response to a specific  economic event such as a deterioration in the creditworthiness of the borrower.  The lack of a liquid secondary market for Assignments and Participations also may make it more  difficult for  Corporate  Fund to assign a value to these  securities  for purposes of valuing  Corporate  Fund's  portfolio and  calculating its net asset value.  To the extent that Corporate Fund cannot dispose of a  Participation  or
Assignment in the ordinary course of business within seven days at approximately the value at which it has valued the Participation or Assignment,  it will treat the  Participation or Assignment as illiquid and subject to its overall limit on illiquid investments of 15% of its net assets.

     Other Investment Vehicles Available to the Underlying Funds. The Board may,
in the future,  authorize an Underlying Fund to invest in securities  other than those described  herein or in the prospectus,  provided such investment would be consistent with the applicable  Underlying Fund's investment objective and would not violate any fundamental  investment  policies or restrictions  applicable to such Underlying Fund. The investment  policies  described above,  except for the
discussion  of  percentage   limitations  with  respect  to  portfolio   lending
transactions and borrowing,  are not fundamental and may be changed by the Board without the approval of the investors.

     Investment  Practices  Available to the  Underlying  Funds.  The Underlying
Funds  may buy and sell put and call  options  and may  attempt  to  manage  the overall  risk of  portfolio  investments  through  hedging  strategies,  enhance income, or replicate a fixed income return by using swaps,  options,  or futures contracts.  Hedging  strategies  may also be used in an  attempt  to manage  the
Underlying  Funds' average  durations and other risks of the  Underlying  Funds'
investments  which can affect  fluctuations  in the Underlying  Funds' net asset values.  The  Underlying  Funds intend to use such  investment  practices at the discretion  of the  Underlying  Fund  Advisor.  A detailed  discussion  of these various investment  practices,  the limitations on the portion of the Underlying
Funds' assets that may be used in connection with these investment practices and the risks associated with such investment  practices is included in the Appendix of this SAI.

     Limitations  On Futures  and  Options  Transactions.  The Trust and the URF
Trust has filed a notice of  eligibility  for exclusion  from the  definition of
"commodity pool operator" within the meaning provided in the Commodity  Exchange
Act ("CEA") and  regulations  promulgated  thereunder by the  Commodity  Futures
Trading Commission and the National Futures Association,  which regulate trading in the futures  markets.  The Underlying Funds intend to comply with Section 4.5 of the regulations under the CEA, which limits, in non-hedging  situations,  the extent to which  the  Underlying  Funds can  commit  assets  to  initial  margin deposits and options premiums.

                                     Page 14

     Temporary and Defensive  Investments;  Money Market  Investments.  When the
Advisor or the Underlying  Fund Advisor,  as  applicable,  believes that unusual circumstances warrant a defensive posture, the Fund and the Underlying Funds may temporarily  and without  percentage  limit hold cash and invest in money market instruments that pay taxable interest,  including repurchase agreements.  If the
Fund or an Underlying  Fund holds cash, the cash would not earn income and would reduce the Fund or the Underlying Fund's yield.

     Yield Factors and Credit Ratings.  The yield of a bond depends on a variety of factors,  including  general fixed income  security  market  conditions,  the financial  condition of the issuer,  the size of the  particular  offering,  the maturity,  credit  quality  and rating of the issue.  The  Underlying  Funds may invest in bonds with a broad range of maturities,  based on the Underlying  Fund
Advisor's  judgment of current  and future  market  conditions  as well as other factors,  such as the Underlying Funds' liquidity needs.  Generally,  the longer the maturity of a bond, the higher the rate of interest paid and the greater the volatility.

     Moody's  Investors  Service,  Inc.  ("Moody's"),  Standard & Poor's Ratings
Group,  a  division  of the  McGraw-Hill  Companies,  Inc.  ("S&P"),  and  other nationally  recognized  statistical  rating  agencies  ("rating  agencies")  are private services that provide ratings of the credit quality of bonds and certain other securities.  A description of the ratings assigned to bonds by Moody's and
S&P is included in the Appendix to this SAI.  Credit ratings attempt to evaluate the safety of  principal  and  interest  payments,  but they do not evaluate the volatility  of a  bond's  value  of  its  liquidity  and do  not  guarantee  the performance  of the issuer.  Rating  agencies may fail to make timely changes in credit  ratings in response to subsequent  events,  so that an issuer's  current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade a bond's rating.  Subsequent to a bond's purchase by an  Underlying  Fund,  it may cease to be rated or its rating may be reduced below the minimum rating  required for purchase by the Underlying  Fund.
The Underlying  Funds may use these ratings in determining  whether to purchase, sell or hold a security.  It should be  emphasized,  however,  that  ratings are general and are not absolute standards of quality. Consequently,  bonds with the same maturity, interest rate and rating may have different market prices.

     Duration. Duration is a measure of the expected life of a bond on a present value basis.  Duration  incorporates the bond's yield, coupon interest payments, final maturity and call features into one measure and is one of the  fundamental tools used by the Underlying Fund Advisor in portfolio selection and yield curve positioning for an Underlying Fund's bond investments. Duration was developed as a more precise alternative to the concept "term to maturity."  Traditionally,  a bond's "term to maturity"  has been used as a proxy for the  sensitivity  of the security's price to changes in interest rates (which is the "interest rate risk"
or "volatility" of the security).  However, "term to maturity" measures only the time until the  scheduled  final  payment on the bond,  taking no account of the pattern of payments prior to maturity.

     Duration  takes the length of the time  intervals  between the present time and the time that the interest and  principal  payments are scheduled or, in the case of a callable  bond,  expected to be made,  and weights them by the present values of the cash to be received at

                                     Page 15

each future point in time. For any bond with interest  payments  occurring prior to the payment of principal, duration is always less than maturity. For example, depending on its coupon and the level of market  yields,  a Treasury note with a remaining  maturity  of five  years  might have a  duration  of 4.5  years.  For mortgage-backed  and other  securities that are subject to  prepayments,  put or call features or adjustable coupons, the difference between the remaining stated
maturity and the duration is likely to be much greater.

     Duration allows the Underlying Fund Advisor to make certain  predictions as to the effect that changes in the level of interest rates will have on the value of an  Underlying  Fund's  portfolio of bonds.  For  example,  when the level of interest rates increases by 1%, a bond having a positive duration of three years generally  will  decrease by  approximately  3%. Thus,  if the  Underlying  Fund
Advisor  calculates the duration of the Underlying  Fund's portfolio of bonds as three  years,  it  normally  would  expect the  portfolio  to change in value by approximately  3% for every 1% change in the level of interest  rates.  However, various factors,  such as changes in anticipated  prepayment rates,  qualitative considerations and market supply and demand, can cause particular  securities to respond somewhat  differently to changes in interest rates than indicated in the above  example.  Moreover,  in the case of  mortgage-backed  and  other  complex securities,  duration  calculations  are estimates and are not precise.  This is particularly  true during  periods of market  volatility.  Accordingly,  the net asset value of an Underlying  Fund's  portfolio of bonds may vary in relation to interest  rates by a greater or lesser  percentage  than  indicated by the above example.

     Futures,  options and options on futures have  durations  that, in general, are  closely  related to the  duration of the  securities  that  underlie  them.
Holding long futures or call option positions will lengthen  portfolio  duration by  approximately  the same amount as would holding an equivalent  amount of the underlying securities. Short futures or put options have durations roughly equal to the negative  duration of the securities  that underlie  these  positions and have the effect of reducing  portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

     There are some situations in which the standard  duration  calculation does not properly  reflect the  interest  rate  exposure of a security.  For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset.  Another  example where the interest rate exposure is not properly captured by the standard  duration  calculation  is the case of  mortgage-backed securities.  The stated final maturity of such securities is generally 30 years, but  current  prepayment  rates are  critical  in  determining  the  securities'
interest rate exposure.  In these and other similar  situations,  the Underlying
Fund Advisor will use more sophisticated  analytical techniques that incorporate the economic  life of a security  into the  determination  of its duration  and, therefore, its interest rate exposure.

Investment Limitations of the Fund

     Fundamental  Limitations.  The investment  limitations  set forth below are fundamental  policies and may not be changed by the Fund without the approval of a majority of the outstanding  voting securities (as defined in the 1940 Act) of the Fund. Unless

                                     Page 16

otherwise indicated,  all percentage  limitations listed below apply to the Fund only at the time of the transaction. Accordingly, if a percentage restriction is adhered  to at the time of  investment,  a later  increase  or  decrease  in the percentage that results from a relative change in values or from a change in the
Fund's total assets will not be considered a violation. The Fund may not:

     (1)  Purchase or sell real  estate,  except  that the Fund may  purchase or sell securities of real estate investment trusts;

     (2)  Purchase or sell  commodities,  except  that the Fund may  purchase or sell  currencies,  may enter into  futures  contracts  on  securities, currencies and other indices or any other financial  instruments,  and may purchase and sell options on such futures contracts;

     (3)  Issue securities  senior to the Fund's presently  authorized shares of beneficial interest,  except that this restriction shall not be deemed to prohibit the Fund from: (a) making any permitted borrowings,  loans or pledges;  (b) entering into  options,  futures  contracts,  forward
          contracts,    repurchase    transactions,    or   reverse   repurchase
          transactions; or (c) making short sales of securities up to 10% of the
          Fund's net assets to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretations thereof;

     (4)  Make loans to other  persons,  except:  (a) through the lending of its portfolio  securities;  (b) through the  purchase of debt  securities, loan  participations  and/or  engaging in direct  corporate  loans for investment  purposes in accordance with its investment  objectives and policies;  and (c) to the extent the entry into a repurchase agreement is deemed to be a loan;

     (5)  Borrow  money in excess of 33 1/3% of the value of its assets,  except as a temporary  measure for  extraordinary  or  emergency  purposes to facilitate redemptions. All borrowings will be done from a bank and to the extent that such  borrowing  exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required; and

     (6)  Act as an underwriter,  except to the extent the Fund may be deemed to be an underwriter when selling its own shares.

     Non-Fundamental  Limitations.  The following  investment  restrictions  are non-fundamental  and may be changed by the vote of the Board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or  transaction,  a later  increase  or decrease in  percentage  resulting  from changing  values of portfolio  securities  or amount of total assets will not be considered a violation of any of the following limitations.

         The Fund will not:

     (1)  invest more than 15% of its net assets in illiquid securities.

                                     Page 17

     (2)  purchase securities on margin,  except for short-term credit necessary for clearance of portfolio  transactions  and except that the Fund may make margin deposits in connection  with its use of financial  options and futures,  forward and spot currency  contracts,  swap transactions and other financial contracts or derivative instruments.

     (3)  engage in short  sales of  securities  or  maintain a short  position, except  that the Fund may (a) sell short  "against  the box",  and (b)
          maintain  short  positions  in  connection  with its use of  financial options  and  futures,  forward  and  spot  currency  contracts,  swap transactions and other financial contracts or derivative instruments.

     (4)  purchase  securities  of other  investment  companies,  except  to the extent permitted by the 1940 Act and any rule or order thereunder,  or
          SEC staff interpretation thereof, and except that this limitation does not apply to  securities  received or acquired as  dividends,  through offers of exchange,  or as a result of reorganization,  consolidation, or merger.

     (5)  concentrate  (invest more than 25% if its net assets) in securities of issuers in a particular  industry (other than securities  issued to or guaranteed by the U.S.  government  or any of its agencies)  (provided that investments in other investment companies shall not be considered an  investment  in  any  particular  industry  for  purposes  of  this investment limitation).

The  Underlying  Funds  may  have  different   fundamental  and  non-fundamental
limitations from those of the Fund.

                ORGANIZATION OF THE TRUST; TRUSTEES AND OFFICERS;
            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES

     The Trust is a Delaware  statutory trust. Under Delaware law, the Board has overall  responsibility  for  managing  the  business  and affairs of the Trust, including  general  supervision  and review of its  investment  activities.  The
Trustees elect the officers of the Trust, who are responsible for  administering the day-to-day operations of the Trust and the Fund.

     The  Trustees  and  executive  officers  of the  Trust,  along  with  their principal  occupations over the past five years and their affiliations,  if any, with UBS Global AM are listed  below.  The  Trustee  listed  below whose name is marked by an asterisk (*) is an "interested person" (as defined in the 1940 Act)
of the Trust by virtue of his  affiliation  with UBS Global AM (the  "Interested
Trustee").  The other three  Trustees  are  referred  to as the  "Non-Interested
Trustees."

NON-INTERESTED TRUSTEES
------------------------

                                     Page 18

                                        Term of
                                       Office /1/
                         Position(s)   and Length         Principal                  Number of Portfolios in       Other
                          Held with      of Time    Occupation(s) During              Fund Complex Overseen    Directorships
Name, Address, and Age      Trust        Served         Past 5 Years                      by Trustee          Held by Trustee
----------------------      -----        ------         ------------                  --------------------    ---------------

Walter E. Auch; 81         Trustee      Since 2002    Mr. Auch is retired.            Mr. Auch is a trustee     Mr. Auch is a
6001 N. 62nd Place                                    Prior thereto, he was           of four investment        Trustee of
Paradise Valley, AZ                                   Chairman and CEO of             companies (consisting     Advisors Series
85253                                                 Chicago Board of                of 42 portfolios) for     Trust since 1997
                                                      Options Exchange                which UBS Global AM or    (16 portfolios);
                                                      (1979-1986).  He is             one of its affiliates     Smith Barney Fund
                                                      also a Trustee of UBS           serves as investment      Complex since
                                                      Supplementary Trust             advisor, sub-advisor or   1992 (27
                                                      since 1997.                     manager.                  portfolios);
                                                                                                                Nicholas
                                                                                                                Applegate
                                                                                                                Institutional
                                                                                                                Funds since 1992
                                                                                                                (19 portfolios)
                                                                                                                and Banyan
                                                                                                                Strategic Realty
                                                                                                                Trust since
                                                                                                                1998.  He is also
                                                                                                                a Director of
                                                                                                                Express America
                                                                                                                Holdings Corp.
                                                                                                                since 1992 and
                                                                                                                Semele Group Inc.
                                                                                                                since 1987.

                                        Term of
                                       Office /1/
                         Position(s)   and Length         Principal                  Number of Portfolios in       Other
                          Held with      of Time    Occupation(s) During             Fund Complex Overseen    Directorships
Name, Address, and Age      Trust        Served         Past 5 Years                      by Trustee          Held by Trustee
----------------------      -----        ------         ------------                  --------------------    ---------------

Frank K. Reilly; 67        Chairman     Since 2002    Mr. Reilly is a                 Mr. Reilly is a           Mr. Reilly is a
College of Business        and Trustee                Professor at the                director or trustee of    Director of
Administration                                        University of Notre             five investment           Discover Bank
University of                                         Dame since 1982.  He            companies (consisting     since 1993; Morgan
Notre Dame                                            is also a Trustee of            of 43 portfolios) for     Stanley Trust, FSB
Notre Dame, IN                                        UBS Supplementary               which  UBS Global AM      since 1996; and
46556-0399                                            Trust since 1997.  Mr.          or one of its             NIBCO, Inc. since
                                                      Reilly was a Director           affiliates serves as      1993.
                                                      of Battery Park Funds           investment advisor,
                                                      Inc. (1995-2001).               sub-advisor or manager.

                                     Page 19

Edward M. Roob; 68         Trustee      Since 2002    Mr. Roob is Retired.            Mr. Roob is a director    Mr. Roob is a
841 Woodbine Lane                                     Prior thereto, he was           or trustee of five        Trustee of the CCM
Northbrook, IL  60002                                 a Senior Vice                   investment companies      Fund Complex since
                                                      President of Daiwa              (consisting of 43         2001 (9
                                                      Securities America              portfolios for which      portfolios).
                                                      Inc. 1986-1993. He is           UBS Global AM or one
                                                      also a Trustee of UBS           of its affiliates
                                                      Supplementary Trust             serves as investment
                                                      since 1997 and                  advisor, sub-advisor
                                                      Director of UBS Global          or manager.
                                                      Asset Management Trust
                                                      Company since 1993.
                                                      Mr. Roob was a
                                                      Committee Member of
                                                      the Chicago Stock
                                                      Exchange from
                                                      1993-1999.

                                     Page 20

INTERESTED TRUSTEE
------------------

                                        Term of
                                       Office /1/
                         Position(s)   and Length         Principal                  Number of Portfolios in       Other
                          Held with      of Time    Occupation(s) During              Fund Complex Overseen    Directorships
Name, Address, and Age      Trust        Served         Past 5 Years                      by Trustee          Held by Trustee
----------------------      -----        ------         ------------                  --------------------    ---------------

Brian M. Storms +; 48      Trustee      Since 2002    Mr. Storms is chief executive   Mr. Storms is a              None
51 W. 52nd Street                                     officer (since July 2002),      trustee of four
16th Floor                                            director and president of UBS   investment companies
New York, NY  10019                                   Global AM (since March 1999).   (consisting of 42
                                                      He is also chief executive      portfolios) for which
                                                      officer (since July 2002), a    UBS Global AM or one
                                                      member of the board of          of its affiliates
                                                      directors and president of UBS  serves as investment
                                                      Global AM (Americas) and UBS    advisor, sub-advisor
                                                      Global Asset Management (New    or manager.
                                                      York) Inc. ("UBS Global AM
                                                      (New York)") (since October
                                                      2001).  Mr. Storms was chief
                                                      executive officer of UBS
                                                      Global AM from October 2000 to
                                                      September 2001 and chief
                                                      operating officer of UBS
                                                      Global AM (Americas) and UBS
                                                      Global AM (New York) from
                                                      September 2001 to July 2002.
                                                      He was a director or trustee
                                                      of several investment
                                                      companies in the UBS Family of
                                                      Funds (1999-2001).  He was
                                                      president of Prudential
                                                      Investments (1996-1999).
                                                      Prior to joining Prudential
                                                      Investments, he was a managing
                                                      director at Fidelity
                                                      Investments.  Mr. Storms is
                                                      president and trustee of UBS
                                                      Supplementary Trust since
                                                      2001.  Mr. Storms is president
                                                      of 20 investment companies
                                                      (consisting of 41 portfolios)
                                                      for which UBS Global AM or one
                                                      of its affiliates serves as
                                                      investment advisor or manager.

--------

+ Mr. Storms is an "interested  person" of the Trust, as that term is defined in the 1940 Act,  by virtue of his  position  with UBS  Global AM and/or any of its affiliates.
/1/  Each Trustee holds office for an indefinite term.

                                     Page 21

OFFICERS
                                                     Term of Office+
                               Position (s) Held     and Length of
Name, Address & Age            with the Trust        Time Served       Principal Occupation(s) During Past 5 Years
-------------------            --------------        -----------       -------------------------------------------

W. Douglas Beck*; 36           Vice President        Since 2003        Mr. Beck is an executive director and head of mutual
                                                                       fund product management of UBS Global AM (since
                                                                       2002).  From March 1998 to November 2002, he held
                                                                       various positions at Merrill Lynch, the most recent
                                                                       being first vice president and co-manager of the
                                                                       managed solutions group.  Prior to March 1998, Mr.
                                                                       Beck was a portfolio manager and managing director at
                                                                       Raymond James & Associates.  Mr. Beck is vice
                                                                       president of 19 investment companies (consisting of
                                                                       40 portfolios) for which UBS Global AM or one of its
                                                                       affiliates serves as investment advisor, sub-advisor
                                                                       or manager.

Amy R. Doberman*; 41           Vice President and    Since 2002        Ms. Doberman is a managing director and general
                               Assistant Secretary                     counsel of UBS Global AM. From December 1997 through
                                                                       July 2000, she was general counsel of Aeltus
                                                                       Investment Management, Inc.  Prior to working at
                                                                       Aeltus, Ms. Doberman was assistant chief counsel of
                                                                       the SEC's Division of Investment Management.
                                                                       Ms. Doberman is vice president and assistant
                                                                       secretary of UBS Supplementary Trust and five
                                                                       investment companies (consisting of 43 portfolios)
                                                                       and vice president and secretary of 20 investment
                                                                       companies (consisting of 41 portfolios) for which UBS
                                                                       Global AM or one of its affiliates serves as
                                                                       investment advisor, sub-advisor or manager.

                                     Page 22

                                                     Term of Office+
                               Position (s) Held     and Length of
Name, Address & Age            with the Trust        Time Served       Principal Occupation(s) During Past 5 Years
-------------------            --------------        -----------       -------------------------------------------

David M. Goldenberg*; 37       Vice President and    Since 2002        Mr. Goldenberg is an executive director and deputy
                               Secretary                               general counsel of UBS Global AM.  From 2000-2002 he
                                                                       was director, legal affairs at Lazard Asset
                                                                       Management. Mr. Goldenberg was global director of
                                                                       compliance for SSB Citi Asset Management Group from
                                                                       1998-2000. He was associate general counsel at Smith
                                                                       Barney Asset Management from 1996-1998. Prior to
                                                                       working at Smith Barney Asset Management, Mr.
                                                                       Goldenberg was branch chief and senior counsel in the
                                                                       SEC's Division of Investment Management.  Mr.
                                                                       Goldenberg is vice president and secretary of UBS
                                                                       Supplementary Trust and five investment companies
                                                                       (consisting of 43 portfolios) and vice president and
                                                                       assistant secretary of 20 investment companies
                                                                       (consisting of 41 portfolios) for which UBS Global AM
                                                                       or one of its affiliates serves as investment advisor,
                                                                       sub-advisor or manager.

Mark F. Kemper**; 45           Assistant Secretary   Since 2002        Mr. Kemper is an Executive Director of UBS Global AM
                                                                       (Americas) since 2001.  He was Director of UBS Global
                                                                       AM (Americas) 1997-2000; Partner of UBS Global AM
                                                                       (Americas) 1993-1996; Secretary of UBS Global AM
                                                                       (Americas) since 1999; Assistant Secretary of UBS
                                                                       Global AM (Americas) 1993-1999; and Assistant
                                                                       Secretary of UBS Global Asset Management Trust Company
                                                                       since 1993.  Mr. Kemper is secretary of UBS Global
                                                                       Asset Management (New York) since 1998 and was
                                                                       Assistant Secretary, Brinson Holdings, Inc. from
                                                                       1993-1998. Mr. Kemper is an Assistant Secretary of UBS
                                                                       Supplementary Trust and of three investment companies
                                                                       (consisting of 40 portfolios) for which UBS Global AM
                                                                       or one of its affiliates serves as investment advisor,
                                                                       sub-advisor or manager.

                                     Page 23

                                                     Term of Office+
                               Position (s) Held     and Length of
Name, Address & Age            with the Trust        Time Served       Principal Occupation(s) During Past 5 Years
-------------------            --------------        -----------       -------------------------------------------

Rita Rubin*; 33                Assistant Secretary   Since 2002        Ms. Rubin is a director and associate general counsel
                                                                       of UBS Global AM.  Prior to  2001, she was an attorney
                                                                       with the law firm of Kirkpatrick & Lockhart LLP.  Ms.
                                                                       Rubin is an assistant secretary of UBS Supplementary
                                                                       Trust and of four investment companies (consisting of
                                                                       41 portfolios) for which UBS Global AM or one of its
                                                                       affiliates serves as investment advisor, sub-advisor
                                                                       or manager.

Paul H. Schubert*; 40          Treasurer and         Since 2002        Mr. Schubert is an executive director and head of the
                               Principal                               mutual fund finance department of UBS Global AM.
                               Accounting Officer                      Mr. Schubert is treasurer and principal accounting
                                                                       officer of UBS Supplementary Trust and of three
                                                                       investment companies (consisting of 40 portfolios), a
                                                                       vice president and treasurer of 21 investment
                                                                       companies (consisting of 42 portfolios), treasurer and
                                                                       chief financial officer of one investment company
                                                                       (consisting of two portfolios) for which UBS Global AM
                                                                       or one of its affiliates serves as investment advisor,
                                                                       sub-advisor or manager.

Joseph Varnas*; 35             President             Since 2002        Mr. Varnas is Managing Director, Chief Technology
                                                                       Officer and head of product, technology & operations
                                                                       of UBS Global AM (since March 2001).  From 2000 to
                                                                       2001, he was manager of product development at UBS
                                                                       PaineWebber Investment Management Services.  Mr.
                                                                       Varnas was a senior analyst in the technology services
                                                                       group at Merrill Lynch from 1995 to 1999.  Mr. Varnas
                                                                       is Vice President of UBS Supplementary Trust and three
                                                                       investment companies (consisting of 40 portfolios) for
                                                                       which UBS Global AM or one of its affiliates serves as
                                                                       investment advisor, sub-advisor or manager.

--------------------

*    This  person's  business  address  is 51 West 52nd  Street,  New  York,  NY
     10019-6114.
**   This  person's  business  address is One North Wacker  Drive,  Chicago,  IL
     60606.
+    Officers  of the  Trust  are  appointed  by the  Trustees  and serve at the pleasure of the Board.

                                     Page 24

                                                     Aggregate Dollar Range of Equity Securities in
                                                    All Registered Investment Companies Overseen by
                                                           Trustee For Which UBS Global AM
                        Dollar Range of Equity       or an affiliate Serves as Investment Advisor,
Trustees                Securities in Trust+                    Sub-Advisor or Manager+
--------                --------------------                    -----------------------

Interested Trustee
Brian M. Storms               None                                      None

Independent Trustees
Walter E. Auch                None                               $10,001 - $50,000
Frank K. Reilly               None                                 over $100,000
Edward M. Roob                None                                 over $100,000

+   Information regarding ownership is as of December 31, 2002.

     INFORMATION ABOUT INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES ISSUED BY
           UBS GLOBAL AM OR ANY COMPANY CONTROLLING, CONTROLLED BY OR
                     UNDER COMMON CONTROL WITH UBS GLOBAL AM

     As of  December  31,  2002,  the  Independent  Trustees  did  not  own  any
securities issued by UBS Global AM or any company controlling by or under common control with UBS Global AM.

                               Compensation Table

                                                               Pension or
                                   Estimated Annual            Retirement                   Total
                                      Aggregate             Benefits Accrued            Compensation
                                     Compensation           As Part of Fund           For the Trust and
                                   From UBS Global              Expenses                Fund Complex
Name and Position Held             AM on behalf of          the Trust /1/             Paid to Trustees/2/
-----------------------------  -------------------------  ---------------------   --------------------------
-----------------------------  -------------------------  ---------------------   --------------------------

Walter E. Auch, Trustee               $_____                       N/A                    $______
Frank K. Reilly, Trustee              $_____                       N/A                    $______
Edward M. Roob, Trustee               $_____                       N/A                    $______

/1/ Represents  estimated aggregate annual compensation to be paid by UBS Global
AM on behalf of the Trust to each trustee indicated.

/2/This  amount  represents  the aggregate  amount of  compensation  paid to the
Trustees for service on the Board of Directors/Trustees of three (with regard to
Mr.  Auch) and four (with  regard to Messrs.  Reilly and Roob) other  investment companies  managed by UBS Global AM or an  affiliate  for the fiscal year ending
December 31, 2002.

The amount of the Trust's shares owned by the Trustees and officers is less than
1% of the Trust's issued and  outstanding  shares.  No officer or Trustee of the
Trust  who is  also an  officer  or  employee  of UBS  Global  AM  receives  any compensation  from the Trust for services to the Fund.  UBS Global AM, on behalf of the  Trust,  pays each  Trustee  who is not  affiliated  with UBS Global AM a portion of a fee of $6,000 per year  (divided  pro rata among the Fund and other funds for which UBS Global AM or an affiliate serves as advisor),  plus $300 per
Fund per  meeting and  reimburses  each  Trustee  and officer for  out-of-pocket expenses in connection with travel to and from and attendance at Board meetings.

                                     Page 25

Each of the Trustees,  except Mr. Storms,  sits on the Trust's Audit  Committee, which  has the  responsibility,  among  other  things,  to:  (i)  recommend  the selection of the Trust's independent auditors; (ii) review and approve the scope of  the  independent  auditors'  audit  activity;  (iii)  review  the  financial statements which are the subject of the independent auditors' certification; and
(iv) review with such  independent  auditors the  adequacy of the Trust's  basic accounting  system and the  effectiveness  of the  Trust's  internal  accounting controls.  There are no separate  Nominating  or  Investment  Committees.  Items pertaining to these matters are submitted to the full Board for consideration.

            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES

As of ________,  2003, UBS Global AM owned 100% of all outstanding shares of the
Fund  and  thus  may be  deemed a  controlling  shareholder  of the  Fund  until additional  shareholders  purchase  shares.  As of the  same  date,  none of the
Trustees  or  officers  of the Fund  beneficially  owned any of the  outstanding shares of the Fund.

           INVESTMENT ADVISORY, ADMINISTRATION, PRINCIPAL UNDERWRITING
                         AND OTHER SERVICE ARRANGEMENTS

Advisor

     UBS Global AM manages  the assets of the Fund  pursuant  to its  investment advisory agreement with the Trust on behalf of the Fund (the  "Agreement").  UBS
Global AM is the Fund's investment advisor and  administrator.  UBS Global AM, a
Delaware corporation located at 51 West 52nd Street, New York, NY 10019-6114, is an investment  advisor registered with the SEC. As of March 31, 2003, UBS Global
AM had approximately $72.0 billion in assets under management.  UBS Global AM is an indirect,  wholly owned  subsidiary of UBS AG ("UBS") and a member of the UBS
Global Management  Division,  which had  approximately  $380.3 billion in assets under  management  as of March 31,  2003.  UBS is an  international  diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry.

     Pursuant to its Agreement with the Trust, on behalf of the Fund, UBS Global
AM does not  receive  a fee from the  Fund  for  providing  investment  advisory services.  Although the Fund does not  compensate UBS Global AM directly for its services under the  Agreement,  UBS Global AM may benefit from the Fund being an investment option in a wrap program sponsored by UBS Global AM. UBS Global AM is responsible for paying expenses it incurs in providing advisory services as well
as  the  following   expenses:   (1)  the  fees  and  expenses  of  the  Trust's
Non-Interested  Trustees;  (2) the  salaries  and expenses of any of the Trust's officers or employees  who are not  affiliated  with UBS Global AM; (3) interest expenses;  (4) taxes and governmental  fees; (5) the expenses of registering and qualifying  shares  for  sale  with the SEC and with  various  state  securities commissions;  (6) auditing and legal costs; (7) insurance premiums; (8) fees and expenses of the Trust's  custodian,  administrative  and transfer  agent and any related services;  (9) expenses of obtaining  quotations of the Fund's portfolio securities  and of pricing the Fund's shares;  (10) expenses of maintaining  the
Trust's

                                     Page 26

legal  existence  and  of  shareholders'  meetings;  (11)  expenses  of preparation and  distribution to existing  shareholders of reports,  proxies and
prospectuses;   and  (12)  fees  and   expenses   of   membership   in  industry
organizations.

     In the  absence of willful  misfeasance,  bad faith,  gross  negligence  or reckless  disregard  by UBS Global AM of its  obligations  and duties  under the
Agreement, UBS Global AM shall not be subject to any liability whatsoever to the
Fund, or to any  shareholder of the Fund, for any error of judgment,  mistake of law or any other act or omission in the course of, or connected with,  rendering services under the Agreement, including, without limitation, for any losses that may be sustained in connection with the purchase, holding, redemption or sale of any security on behalf of the Fund. The Agreement terminates  automatically upon its assignment and is terminable at any time without  penalty by the Board or by vote of the holders of a majority of the Fund's  outstanding  voting securities, on 60 days'  written  notice to UBS  Global  AM or by UBS  Global AM on 60 days'
written notice to the Trust.

     At the  December 3, 2002  meeting of the  Trust's  Board of  Trustees,  the
Trustees  considered  and approved the  Agreement  between UBS Global AM and the
Trust on behalf of the Fund. In considering  the approval of the Agreement,  the
Trustees  analyzed the nature,  quality and scope of the services to be provided by UBS Global AM, the revenues  projected to be received and expenses  projected to be incurred by UBS Global AM in performing  the services  required  under the
Agreement and the cost allocation methods used in calculating such expenses. The
Trustees also evaluated:  (i) the relevant  investment advisory personnel at UBS
Global AM, UBS Global  AM's  in-house  research  capabilities,  as well as other resources  available to UBS Global AM's personnel,  including  research services available to UBS Global AM as a result of securities  transactions  effected for
UBS Global AM's  investment  advisory  clients;  and (ii) the  procedures of UBS
Global AM to ensure compliance with the Fund's investment restrictions, relevant tax and reporting requirements,  as well as the procedures of UBS Global AM with respect to possible  conflicts  of interest,  including  UBS Global AM's code of ethics, trade allocation procedures for its various investment advisory clients, and best execution procedures.

     The Trustees gave substantial  consideration to the fact that UBS Global AM will not be  compensated by the Fund under the  Agreement.  In this regard,  the
Trustees  considered both UBS Global AM's role as investment advisor to the Fund and sponsor to the wrap fee program for which the Fund is an investment  option.
The Trustees also evaluated the research services  available to UBS Global AM by reason of brokerage  commissions from other funds. Based on these considerations and the overall high-quality of the personnel,  operations, financial condition, investment  advisory  capabilities  and  methodologies  of UBS  Global  AM,  the
Trustees  concluded  that,  while  no  advisory  fee  is to be  paid  under  the
Agreement,  the scope and quality of the  services to be provided to the Fund by
UBS Global AM were  consistent  with the  Fund's  operational  requirements  and sufficient to approve the Agreement between the Trust and UBS Global AM.

Administrative, Accounting and Custody Services

                                     Page 27

     Administrative   and   Accounting   Services.   UBS  Global  AM  serves  as
administrator  to the Trust.  As  administrator,  UBS Global AM  supervises  and manages  all  aspects  of  the  Trust's  operations.  Under  the  Administration
Contract,  UBS Global AM will not be liable for any error of judgment or mistake of law or for any loss suffered by any series of the Trust,  the Trust or any of its  shareholders  in  connection  with the  performance  of the  Administration
Contract,  except a loss resulting from willful misfeasance,  bad faith or gross negligence on the part of UBS Global AM in the performance of its duties or from reckless disregard of its duties and obligations thereunder.  The Administration
Contract is  terminable  at any time without  penalty by the Board or by vote of the holders of a majority of the Fund's  outstanding  voting  securities,  on 60 days'  written  notice to UBS Global AM, or by UBS Global AM on 60 days' written notice to the Trust. J.P. Morgan Investors Services Co. ("J.P. Morgan") provides accounting, portfolio valuation services and certain administrative services for the Fund under a Multiple Services  Agreement between the Trust and J.P. Morgan.
J.P.  Morgan is located at 73 Tremont  Street,  Boston,  MA 02108-3913  and is a
corporate  affiliate of JPMorgan Chase Bank  ("JPMorgan  Chase").  UBS Global AM
does not  charge the Fund a fee for  providing  administrative  services  to the
Fund. UBS Global AM pays J.P. Morgan for the services that it provides under the
Multiple Services Agreement.

     Transfer  Agency-Related  Services. PFPC Inc. ("PFPC"), a subsidiary of PNC
Bank,  N.A.,  serves as the Fund's transfer agent.  UBS Global AM (not the Fund)
pays PFPC for  services  it  provides to the Fund.  PFPC has  delegated  certain transfer agency related services to UBS Global AM. UBS Global AM does not charge the Fund for the costs it incurs in providing these  services.  PFPC, the Fund's transfer  agent  (not  the  Fund),  pays  UBS  Global  AM for  certain  transfer agency-related  services  that PFPC has  delegated  to UBS  Global  AM.  PFPC is located at 400 Bellevue Parkway, Wilmington, DE 19809.

     Custody Services. JPMorgan Chase, located at 270 Park Avenue, New York, New
York 10017 provides  custodian services for the securities and cash of the Fund.
The custody fee  schedule  is based  primarily  on the net amount of assets held during the period for which payment is being made plus a per-transaction fee for transactions  during  the  period.  UBS  Global AM pays  JPMorgan  Chase for the custodian services it provides to the Fund.

Principal Underwriting Arrangements

     UBS Global AM (the "Underwriter") acts as the principal  underwriter of the shares of the Fund pursuant to a Principal  Underwriting Contract with the Trust
("Principal  Underwriting   Contract").   The  Principal  Underwriting  Contract
requires the  Underwriter  to use its best  efforts,  consistent  with its other businesses, to sell shares of the Fund.

     Personal  Trading  Policies.  The  Trust  and UBS  Global  AM,  the  Fund's
investment advisor, administrator and underwriter, have adopted a code of ethics under rule 17j-1 of the 1940 Act.  The Code of Ethics  establishes  standards by which certain personnel covered by the rule may invest in securities that may be
purchased  or  held  by  the  Fund  but  prohibits   fraudulent,   deceptive  or
manipulative conduct in connection with that personal investing.

                                     Page 28

     Proxy Voting  Policies.  The Board of Trustees  believes that the voting of proxies on  securities  held by the Fund is an important  element of the overall investment  process. As such, the Board has delegated the responsibility to vote such proxies to UBS Global AM.

     The proxy voting policy of UBS Global AM is based on its belief that voting rights  have  economic  value and must be treated  accordingly.  Generally,  UBS
Global AM expects the boards of directors of companies  issuing  securities held by its clients to act as stewards of the  financial  assets of the  company,  to exercise good judgment and practice  diligent  oversight  with the management of the company.  While there is no absolute set of rules that determine appropriate corporate  governance under all circumstances and no set of rules will guarantee ethical behavior,  there are certain benchmarks,  which, if substantial progress is made toward, give evidence of good corporate governance.

     When UBS Global  AM's view of a  company's  management  is  favorable,  UBS
Global AM generally  supports current  management  initiatives.  When UBS Global
AM's view is that changes to the management  structure  would probably  increase shareholder value, UBS Global AM may not support existing management  proposals.
In  general,  UBS  Global  AM:  (1)  opposes  proposals  which  act to  entrench management; (2) believes that boards should be independent of company management and composed of persons with requisite  skills,  knowledge and  experience;  (3)
opposes structures which impose financial constraints on changes in control; (4)
believes   remuneration  should  be  commensurate  with   responsibilities   and
performance;  and (5) believes that appropriate  steps should be taken to ensure the independence of auditors. UBS Global AM may delegate to an independent proxy voting and  research  service  the  authority  to  exercise  the  voting  rights associated with certain client holdings.  Any such delegation shall be made with the direction  that the votes be exercised in  accordance  with UBS Global AM `s proxy voting policy.

     UBS Global AM has implemented  procedures  designed to identify  whether it has a conflict of  interests in voting a particular  proxy  proposal,  which may arise as a result  of its or its  affiliates'  client  relationships,  marketing efforts or banking,  investment banking and broker/dealer activities. To address such conflicts,  UBS Global AM has imposed  information  barriers between it and its  affiliates  who  conduct  banking,  investment  banking  and  broker/dealer activities and has prohibited its employees in its sales, marketing and business development  groups from having any input into how any proxy  proposal is voted.
Whenever  UBS Global AM is aware of a  conflict  with  respect  to a  particular proxy,  its  appropriate  local  corporate  governance  committee is required to review and agree to the manner in which such proxy is voted.

                             PORTFOLIO TRANSACTIONS

     UBS Global AM is responsible  for decisions to buy and sell  securities for the Fund and for the  placement  of the Fund's  portfolio  transactions  and the negotiation  of  commissions,  if any, paid on such  transactions.  Fixed income
securities   in  which   the  Fund   invests   are   typically   traded  in  the
over-the-counter market. These securities are generally traded on a net

                                     Page 29

basis with dealers  acting as principal for their own accounts  without a stated
commission,  although  the  bid/ask  spread  quoted on  securities  includes  an implicit profit to the dealers.  In  over-the-counter  transactions,  orders are placed  directly  with a  principal  market-maker  unless  a  better  price  and execution can be obtained by using a broker.  Brokerage  commissions are paid on transactions in listed  securities,  futures contracts and options thereon.  UBS
Global AM is responsible for effecting portfolio  transactions and will do so in a manner deemed fair and reasonable to the Fund.

     The primary  consideration  in all  portfolio  transactions  will be prompt execution of orders in an efficient manner at the most favorable price. However, subject to the Board's oversight,  the Fund may pay a broker-dealer a commission for  effecting a portfolio  transaction  for the Fund in excess of the amount of commission another  broker-dealer would have charged if UBS Global AM determines in good  faith  that the  commission  paid was  reasonable  in  relation  to the brokerage or research services provided by such  broker-dealer,  viewed in terms of that  particular  transaction  or such firm's overall  responsibilities  with respect to the clients,  including the Fund, as to which UBS Global AM exercises
investment   discretion.   In  selecting  and  monitoring   broker-dealers   and
negotiating  commissions,  UBS Global AM considers the firm's  reliability,  the quality  of its  execution  services  on a  continuing  basis and its  financial condition.  UBS Global AM may also  consider  the sale of shares of the Fund and other funds that UBS Global AM advises as a factor in the  selection  of brokers or dealers to effect  transactions for the Fund, subject to UBS Global AM's duty to seek  best  execution.  When  more than one firm is  believed  to meet  these criteria, preference may be given to brokers who provide research or statistical material  or other  services  to the Fund or to UBS  Global  AM.  Such  services include advice, both directly and in writing, as to the value of the securities;
the  advisability  of investing in,  purchasing or selling  securities;  and the availability of securities,  or purchasers or sellers of securities,  as well as analyses and reports concerning issues, industries, securities, economic factors and trends,  portfolio strategy and the performance of accounts. This allows UBS
Global AM to supplement  its own investment  research  activities and obtain the views and information of others prior to making investment decisions. UBS Global
AM is of the opinion  that,  because this material must be analyzed and reviewed by its  staff,  the  receipt  and use of such  material  does not tend to reduce expenses but may benefit the Fund by supplementing UBS Global AM's research.

     UBS Global AM effects portfolio transactions for other investment companies and advisory  accounts.  Research services furnished by dealers through whom the
Fund  effects  its  securities  transactions  may be  used by UBS  Global  AM in servicing all of its  accounts;  not all such services may be used in connection with the Fund.  In the  opinion of UBS Global AM, it is not  possible to measure separately  the  benefits  from  research  services  to  each  of  the  accounts
(including the Fund). UBS Global AM will attempt to equitably allocate portfolio transactions among the Fund and others whenever concurrent decisions are made to purchase  or sell  securities  by the Fund and another  account.  In making such allocations  between the Fund and others,  the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities,  the availability of cash for investment, the size of investment  commitments  generally  held and the opinions of the persons responsible  for  recommending  investments to the Fund and the others.  In some cases,  this procedure  could have an adverse effect on the Fund. In the opinion of UBS Global

                                     Page 30

AM, however,  the results of such procedures  will, on the whole, be in the best interest of each of the clients.

     When buying or selling securities,  the Fund may pay commissions to brokers who are  affiliated  with UBS  Global  AM or the  Fund.  The  Fund may  purchase securities in certain underwritten  offerings for which an affiliate of the Fund or UBS  Global  AM may  act as an  underwriter.  The  Fund  may  effect  futures transactions  through,  and pay commissions to, futures commission merchants who are  affiliated  with UBS Global AM or the Fund in  accordance  with  procedures adopted by the Board.

Portfolio Turnover

     The  Fund is free to  dispose  of its  portfolio  securities  at any  time, subject  to  complying  with  the  Code  and  the  1940  Act,  when  changes  in circumstances  or conditions  make such a move  desirable in light of the Fund's investment  objective.  The Fund will not  attempt to achieve or be limited to a
predetermined  rate  of  portfolio  turnover,   such  a  turnover  always  being
incidental  to  transactions  undertaken  with a view to  achieving  the  Fund's investment objective.

     The Fund does not intend to use  short-term  trading as a primary  means of achieving its  investment  objective.  The rate of portfolio  turnover  shall be calculated  by  dividing:  (a) the lesser of  purchases  and sales of  portfolio securities  for the  particular  fiscal year by (b) the  monthly  average of the value of the portfolio securities owned by the Fund during the particular fiscal year.  Such monthly  average  shall be  calculated by totaling the values of the portfolio  securities  as of the  beginning  and end of the  first  month of the particular fiscal year and as of the end of each of the succeeding eleven months and dividing the sum by 13.

                    REDEMPTION INFORMATION AND OTHER SERVICES

     Additional Redemption Information.  No notice need be given to shareholders if, under  extraordinary  circumstances,  either redemptions are suspended under the circumstances  described below or the Fund temporarily  delays or ceases the sales of its  shares  because  it is  unable to invest  amounts  effectively  in accordance with its investment objective, policies and restrictions.

     The Fund may suspend redemption  privileges or postpone the date of payment during any period:  (1) when the New York Stock  Exchange (the "NYSE") is closed or trading  on the NYSE is  restricted  as  determined  by the SEC,  (2) when an emergency  exists,  as  defined  by  the  SEC,  that  makes  it  not  reasonably practicable  for the Fund to  dispose  of  securities  owned by it or  fairly to determine the value of its assets, or (3) as the SEC may otherwise  permit.  The redemption price may be more or less than the shareholders'  cost,  depending on the market value of the Fund's portfolio at the time.

     Service Organizations.  The Fund may authorize service  organizations,  and their agents, to accept on its behalf purchase and redemption orders that are in
"good form" in

                                     Page 31

accordance  with the policies of those service  organizations.  The Fund will be deemed to have  received  these  purchase and  redemption  orders when a service organization or its agent accepts them. Like all customer  orders,  these orders will be priced based on the Fund's net asset value next  computed  after receipt of the order by the service organizations or their agents.

                               VALUATION OF SHARES

     The Fund  determines its net asset value per share normally as of the close of  regular  trading  (usually  4:00  p.m.,  Eastern  time)  on the NYSE on each
Business Day,  which is defined as each Monday  through  Friday when the NYSE is open.  Prices will be  calculated  earlier  when the NYSE closes  early  because trading  has been  halted  for the day.  Currently  the  NYSE is  closed  on the observance of the following  holidays:  New Year's Day,  Martin Luther King, Jr.
Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence Day, Labor Day,
Thanksgiving Day and Christmas Day.

     Securities  that are listed on  exchanges  normally  are valued at the last sale price on the day the  securities  are valued or,  lacking any sales on such day, at the last  available bid price.  In cases where  securities are traded on more than one exchange,  the  securities  are  generally  valued on the exchange considered  by UBS Global AM as the  primary  market.  Securities  traded in the over-the-counter  market  and  listed  on The  Nasdaq  Stock  Market  ("Nasdaq")
normally  are  valued at the  Nasdaq  Official  Closing  Price  ("NOCP");  other over-the-counter  securities are valued at the last bid price available prior to valuation  (other than  short-term  investments  that mature in 60 days or less, which are valued as  described  further  below).  Where  market  quotations  are readily available, portfolio securities are valued based upon market quotations, provided those quotations  adequately reflect, in the judgment of UBS Global AM, the fair value of the security.  Where those market  quotations  are not readily available,  securities are valued based upon appraisals  received from a pricing service using a computerized matrix system or based upon appraisals derived from
information   concerning  the  security  or  similar  securities  received  from recognized  dealers in those  securities.  All other securities and other assets are valued at fair value as  determined  in good faith by or under the direction of the Board.  It should be recognized  that judgment often plays a greater role in valuing thinly traded  securities,  including many lower rated bonds, than is the case  with  respect  to  securities  for  which a  broader  range of  dealer quotations and last-sale information is available.  The amortized cost method of valuation  generally  is used to  value  debt  obligations  with 60 days or less remaining until maturity,  unless the applicable board determines that this does not represent fair value.

                             PERFORMANCE INFORMATION

     The Fund's  performance  data quoted in advertising  and other  promotional materials ("Performance  Advertisements") represents past performance and is not intended to indicate  future  performance.  The investment  return and principal value of an investment will

                                     Page 32

fluctuate,  so that an investor's  shares,  when redeemed,  may be worth more or less than their original cost.

     Average Annual Total Return  Calculations  (Before Taxes). As the following formula indicates,  the average annual total return is determined by finding the average annual compounded rates of return over the stated time period that would equate a hypothetical  initial  purchase order of $1,000 to its redeemable value
(including  capital  appreciation/depreciation  and dividends and  distributions paid and reinvested,  less any fees charged to a shareholder account) at the end of the stated time  period.  The  calculation  assumes  that all  dividends  and distributions  are reinvested at the public  offering price on the  reinvestment dates  during the period.  The  quotation  assumes  the  account was  completely redeemed at the end of each period,  and the deduction of all applicable charges and fees.  Under the  following  formula,  the time periods used in  Performance
Advertisements  will be based on rolling calendar quarters,  updated to the last day of the most recent  quarter  prior to submission  of the  advertisement  for publication. Average annual total return calculations (before taxes) used in the
Fund's  Performance  Advertisements  are  calculated  according to the following formula:

                  P(1 + T)n = ERV
         where:
                    P=    a hypothetical initial payment of $1,000
                    T=    average annual total return
                    n=    number of years
                    ERV= ending  redeemable  value of a  hypothetical  $1,000
                         payment made at the beginning of the one-,  five-,  and
                         ten-year  periods  at the end of the one-,  five-,  and
                         ten-year periods (or fractional portion thereof).

     Average Annual Total Return  Calculations  (After Taxes on  Distributions).
Average  annual total  return  after taxes on  distributions  is  determined  by finding the average  annual rates of return over the stated  period of time that would equate an initial  hypothetical $1,000 investment to its ending redeemable value,  after taxes on distributions.  The calculation  assumes income dividends and capital gain distributions,  less the taxes due on such  distributions,  are reinvested at net asset value. The quotation  assumes the account was completely redeemed at the end of each period and the deduction of all  applicable  charges and fees, but assumes that the redemption itself had no tax consequences.

     Taxes  due  on  distributions   are  calculated  by  applying  the  highest
individual marginal federal income tax rates in effect on the reinvestment date, using the rates that  correspond to the tax  character of each  component of the distributions  (e.g.,  ordinary income rate for ordinary  income  distributions,
short-term  capital  gain  rate  for  short-term  capital  gain   distributions,
long-term  capital  gain rate for  long-term  capital gain  distributions).  The taxable  amount and tax character of a  distribution  may be adjusted to reflect
any   recharacterization   of  the   distribution   since  its  original   date.
Distributions  are  adjusted to reflect the federal tax impact the  distribution would have on an individual  taxpayer on the reinvestment date; for example,  no taxes are  assumed to be due on the portion of any  distribution  that would not result in federal  income tax on an  individual  (e.g.,  tax-exempt  interest or non-taxable returns of capital).  The effect of applicable tax credits,  such as the foreign tax credit, is taken into account in accordance with

                                     Page 33

federal  tax  law.  Any  potential  tax  liabilities   other  than  federal  tax
liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts  of certain  exemptions,  deductions,  and  credits at various  income levels, and the impact of the federal alternative minimum tax.

     Under  the  following  formula,   the  time  periods  used  in  Performance
Advertisements  will be based on rolling calendar quarters,  updated to the last day of the most recent  quarter  prior to submission  of the  advertisement  for
publication.   Average  annual  total  return   calculations   (after  taxes  on
distributions)  used in the Fund's  Performance  Advertisements  are  calculated according to the following formula:

                  P(1+T)n  = ATVD
         where:
                   P=    a hypothetical initial payment of $1,000
                   T=    average   annual  total   return   (after  taxes  on
                         distributions)
                   n=    number of years
                   ATVD= ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period,
                         after taxes on  Portfolio  distributions  but not after
                         taxes on redemption.

Average Annual Total Return  Calculations (After Taxes on Distributions and Sale
of Fund Shares).  Average annual total return after taxes on  distributions  and sale of Fund shares is determined by finding the average  annual rates of return over the stated  time period that would  equate an initial  hypothetical  $1,000 investment to its ending redeemable value, after taxes on distributions and sale of Fund  shares.  The  calculation  assumes  income  dividends  and capital gain distributions  are  reinvested  at net asset value.  The  quotation  assumes the account was completely  redeemed at the end of each period, and the deduction of all applicable charges and fees, including taxes upon sale of Fund shares.

     Taxes  due  on  distributions   are  calculated  by  applying  the  highest
individual marginal federal income tax rates in effect on the reinvestment date, using the rates that  correspond to the tax  character of each  component of the distributions  (e.g.,  ordinary income rate for ordinary  income  distributions,
short-term  capital  gain  rate  for  short-term  capital  gain   distributions,
long-term  capital  gain rate for  long-term  capital gain  distributions).  The taxable  amount and tax character of a  distribution  may be adjusted to reflect
any   recharacterization   of  the   distribution   since  its  original   date.
Distributions  are  adjusted to reflect the federal tax impact the  distribution would have on an individual  taxpayer on the reinvestment date; for example,  no taxes are  assumed to be due on the portion of any  distribution  that would not result in federal  income tax on an  individual  (e.g.,  tax-exempt  interest or non-taxable returns of capital).  The effect of applicable tax credits,  such as the foreign tax credit,  is taken into  account in  accordance  with federal tax law. Any potential tax  liabilities  other than federal tax  liabilities  (e.g., state and local  taxes) are  disregarded,  as are the  effects of  phaseouts  of certain  exemptions,  deductions,  and credits at various income levels, and the impact of the federal alternative minimum tax.

     The capital gain or loss upon  redemption is calculated by subtracting  the tax basis from the redemption proceeds, after deducting any nonrecurring charges assessed at the end of the period,  subtracting  capital  gains taxes  resulting from the redemption, or adding the tax benefit

                                     Page 34

from capital losses resulting from the redemption.  In determining the basis for a reinvested  distribution,  the  distribution  is included net of taxes assumed paid  from  the  distribution.  Tax  basis  is  adjusted  for any  distributions representing  returns of capital and any other tax basis  adjustments that would apply to an individual  taxpayer,  as permitted by  applicable  federal law. The amount and  character  (e.g.,  short-term  or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through  reinvestment of distributions are not assumed to have the same
holding   period  as  the  initial   investment.   The  tax  character  of  such
reinvestments is determined by the length of the period between reinvestment and the end of the  measurement  period  in the  case of  reinvested  distributions.
Capital  gains taxes (or the benefit  resulting  from tax losses) is  calculated using the highest  federal  individual  capital  gains tax rate for gains of the appropriate  character in effect on the redemption  date and in accordance  with federal law applicable on the redemption date.  Shareholders are assumed to have sufficient  capital gains of the same character from other investments to offset any capital  losses from the  redemption,  so that the  taxpayer  may deduct the capital losses in full.

     Under  the  following  formula,   the  time  periods  used  in  Performance
Advertisements  will be based on rolling calendar quarters,  updated to the last day of the most recent  quarter  prior to submission  of the  advertisement  for publication.  Average annual total return  calculations (after taxes and sale of
Fund  shares)  used in the  Fund's  Performance  Advertisements  are  calculated according to the following formula:

                  P(1+T)n  = ATVDR
         where:
                    P=   a hypothetical initial payment of $1,000
                    T=   average   annual  total   return   (after  taxes  on
                         distributions and redemptions)
                    n=   number of years
                ATVDR=   ending value of a  hypothetical  $1,000  payment made
                         at the  beginning  of  each  period  at the end of each
                         period,   after   taxes  on  Fund   distributions   and
                         redemption.

     The Fund  also may  refer in  Performance  Advertisements  to total  return performance  data that are not  calculated  according  to the formulas set forth above ("Non-Standardized  Return"). The Fund calculates  Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in Fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting  the initial value of the investment from the ending value and by dividing the remainder by the initial value.

     Yield. Yields used in the Fund's Performance  Advertisements are calculated by dividing the Fund's interest  income  attributable to a class of shares for a
30-day period  ("Period"),  net of expenses  attributable  to such class, by the average number of shares of such class entitled to receive  dividends during the
Period  and  expressing  the  result  as  an  annualized   percentage  (assuming
semi-annual  compounding)  of the net  asset  value  per share at the end of the
Period. Yield quotations are calculated according to the following formula:

                                     Page 35

                                 a-b
              YIELD  =  2 [ ( ------- + 1 )6 - 1 ]
                                 cd

  where:            a=     interest earned during the Period
                    b=     expenses   accrued   for   the   Period   (net   of
                           reimbursements, if any)
                    c=     the average daily number of shares outstanding during
                           the Period that were entitled to receive dividends
                    d=     the net asset  value per share on the last day of the
                           Period.

     Except as noted below,  in  determining  interest  income earned during the
Period (variable "a" in the above formula),  the Fund calculates interest earned on each debt  obligation  held by it during  the  Period  by (1)  computing  the obligation's  yield to  maturity,  based on the market  value of the  obligation
(including  actual accrued  interest) on the last business day of the Period or, if the  obligation  was  purchased  during the Period,  the purchase  price plus accrued interest, and (2) dividing the yield to maturity by 360, and multiplying the resulting  quotient by the market value of the obligation  (including actual accrued  interest) to determine the interest  income on the  obligation for each day of the period that the obligation is in the portfolio.  Once interest earned is  calculated  in this  fashion  for each  debt  obligation  held by the  Fund, interest  earned  during the Period is then  determined by totaling the interest earned on all debt obligations. For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

     Tax-exempt yield is calculated  according to the same formula,  except that the variable "a" equals  interest  exempt from federal  income tax earned during the period. This tax-exempt yield is then translated into  tax-equivalent  yield according to the following formula:

                                    E
        TAX EQUIVALENT YIELD = ( ------- ) + t
                                  1-p

                    E=     tax-exempt yield
                    p=     stated income tax rate
                    t=     taxable yield of shares

     The tax-equivalent  yield of the Fund assumes a 38.6% effective federal tax rate under current law (reduced to 37.6% for 2004 and 2005;  and to 35% for 2006 and later years).

                                      TAXES

Distributions of Net Investment Income. The Fund receives its distributive share of the Underlying Funds' income and expenses.  This net investment income,  less expenses  incurred  in the  operation  of the Fund,  constitutes  the Fund's net investment  income from which dividends may be paid to you. If you are a taxable investor,  any income  dividends  the Fund pays are  taxable to you as  ordinary income.

Distributions  of Capital Gain. An Underlying Fund may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities.
Distributions  by the Fund  from net  short-term  capital  gain  realized  by an
Underlying Fund will be taxable to you as ordinary income.  Distributions by the
Fund from net  long-term  capital gain  realized by an  Underlying  Fund will be taxable to you as long-term capital gain, regardless of how long you

                                     Page 36

have  held your  shares in the Fund.  Any net  capital  gain  generally  will be distributed by the Fund once each year, and may be distributed  more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Distributions of Five-Year Gain. If you are in the 10% or 15% individual  income tax bracket,  capital gain distributions are generally subject to a maximum rate of tax of 10%. However,  if you receive  distributions from an Underlying Fund's sale of securities  held for more than five years,  these gains are subject to a maximum rate of tax of 8%. The Fund will inform you in January of the portion of any capital gain  distributions  you  received  for the previous  year that were five-year gains qualifying for this reduced tax rate.

If you are in a higher individual income tax bracket (for example, the 25%, 28%,
33% or 35% bracket when these  brackets  are fully  phased-in in the year 2006), capital gain  distributions  are  generally  subject to a maximum rate of tax of
20%.  Beginning in the year 2006, any  distributions  from an Underlying  Fund's sale of securities  purchased  after January 1, 2001 and held for more than five years will be subject to a maximum rate of tax of 18%.

Investments  in Foreign  Securities.  The next  three  paragraphs  describe  tax considerations  that are applicable to the investment by the Underlying Funds in foreign securities.

Effect of  Foreign  Withholding  Taxes.  An  Underlying  Fund may be  subject to foreign  withholding taxes on income from certain foreign  securities.  This, in turn, could reduce the Fund's income dividends paid to you.

Effect of Foreign Debt  Investments and Hedging on  Distributions.  Most foreign exchange gains  realized on the sale of debt  securities are treated as ordinary income by an Underlying Fund. Similarly, foreign exchange losses realized on the sale of debt  securities  generally are treated as ordinary  losses.  The Fund's share of these gains when distributed to you are taxable as ordinary income, and the Fund's  share of any losses  reduce the  Fund's  ordinary  income  otherwise available for distribution to you. THIS TREATMENT COULD INCREASE OR DECREASE THE
FUND'S  ORDINARY INCOME  DISTRIBUTIONS  TO YOU, AND MAY CAUSE SOME OR ALL OF THE
FUND'S PREVIOUSLY  DISTRIBUTED INCOME TO BE CLASSIFIED AS A RETURN OF CAPITAL. A
return of capital  generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis, however, is taxable as a capital gain.

PFIC Securities. An Underlying Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies
(PFICs).  When an Underlying Fund invests in PFIC  securities,  a mark-to-market election  will be made with  respect to the  Fund's  indirect  interest  in such securities  and the Fund will  recognize  any gains at the end of its fiscal and excise (described below) tax years.  Deductions for losses are allowable only to the extent of any current or previously  recognized gains.  These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though the Underlying Fund has not sold the securities.

Information  on the Amount and Tax  Character  of  Distributions.  The Fund will inform you of the  amount of your  taxable  ordinary  income  and  capital  gain dividends at the time they

                                     Page 37

are paid,  and will  advise  you of their tax  status  for  federal  income  tax purposes  shortly after the end of each calendar year. If you have not held Fund shares  for a full  year,  the Fund may  designate  and  distribute  to you,  as ordinary  income or capital  gains, a percentage of income that may not be equal to the  actual  amount of each type of income  earned  during the period of your investment in the Fund.  Distributions declared by the Fund in December but paid in January are taxed to you as if made in December.

Election  to be Taxed as a Regulated  Investment  Company.  The Fund  intends to elect to be treated as a regulated  investment company under Subchapter M of the
Code for the current fiscal year. As a regulated  investment  company,  the Fund generally  pays no federal  income tax on the income and gain it  distributes to you. The Board reserves the right not to maintain the  qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

     As stated above under the heading,  "Investment  Advisory,  Administration,
Principal  Underwriting and Other Service  Arrangements," UBS Global AM does not receive a fee from the Fund for providing investment advisory services,  but UBS
Global AM may benefit from the Fund being an investment option in a wrap program sponsored  by UBS Global AM. In the  opinion  of Ropes & Gray LLP,  special  tax counsel to the Fund, based on certain assumptions and representations,  this fee arrangement  will not prevent the dividends paid by the Fund from qualifying for the dividends-paid  deduction under section 561 of the Code. Investors should be aware that there is no authority on point, and that an opinion of counsel is not binding on the IRS. The IRS has expressed positions contrary to this opinion and therefore may well disagree with the opinion. If this fee arrangement caused the dividends  paid by the Fund to not  qualify  for the  dividends  paid  deduction because  they were  considered  preferential  dividends  within  the  meaning of section 562(c) of the Code,  the Fund would be subject to Federal,  and possibly state,  corporate taxes on its taxable income and gain, and distributions to you would be taxed as ordinary  dividend income to the extent of the Fund's earnings and profits.

Excise Tax  Distribution  Requirements.  To avoid federal excise taxes, the Code requires  the  Fund to  distribute  to you by  December  31 of each  year,  at a minimum, the following amounts: 98% of its taxable ordinary income earned during the  calendar  year;  98% of its  capital  gain net  income  earned  during  the twelve-month  period ending  October 31; and 100% of any  undistributed  amounts from the prior year. The Fund intends to declare and pay these  distributions in
December  (or to pay them in  January,  in which  case  you must  treat  them as received in December) but can give no assurances that its distributions  will be sufficient to eliminate all taxes.

Redemption of Fund Shares.  Redemptions of Fund shares are taxable  transactions for federal and state income tax purposes.  If you redeem your Fund shares,  the
IRS will  require  that you report any gain or loss on your  redemption.  If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.

Redemptions  at a Loss Within Six Months of Purchase.  Any loss  incurred on the redemption  or exchange of shares held for six months or less will be treated as a long-term

                                     Page 38

capital loss to the extent of any long-term  capital gain  distributed to you by the Fund on those shares.

Wash  Sales.  All or a portion of any loss that you realize on a  redemption  of your Fund shares is  disallowed  to the extent that you buy other  shares in the
Fund within 30 days before or after your share  redemption.  Any loss disallowed under these rules is added to your tax basis in the new shares.

Redemptions and Five-Year  Gain. If you are in the 10% or 15% individual  income tax bracket,  gains from the sale of your Fund shares are generally subject to a maximum rate of tax of 10%. However,  if you have held your shares for more than five years, these gains are subject to a maximum rate of tax of 8%.

If you are in a higher individual income tax bracket (for example, the 25%, 28%,
33% or 35% bracket when these  brackets  are fully  phased-in in the year 2006), you are generally subject to a maximum rate of tax of 20%. Beginning in the year
2006, any gains from the sale of Fund shares purchased after January 1, 2001 and held for more than five  years  (or for  which you made an  election  to mark to market as of January  2, 2001 and hold until  2006) will be subject to a maximum rate of tax of 18%.

Dividends-Received  Deduction for  Corporations.  Because the Underlying  Funds'
income is derived  primarily from interest  rather than  dividends,  none of the
Fund's    distributions    are   expected   to   qualify   for   the   corporate
dividends-received deduction.

Investment in Complex  Securities.  The  Underlying  Funds may invest in complex securities that may be subject to numerous special and complex tax rules.  These rules could affect whether gain or loss recognized by an Underlying Fund, and in turn by the Fund,  is treated as  ordinary  or  capital.  These rules could also accelerate the  recognition of income to an Underlying  Fund, and in turn to the
Fund,  (possibly causing an Underlying Fund to sell securities to raise the cash on behalf of the Fund for necessary  distributions).  These rules could defer an
Underlying Fund's, and in turn the Fund's,  ability to recognize a loss, and, in limited cases,  indirectly subject the Fund to U.S. federal income tax on income from  certain  foreign  securities.  These rules  could,  therefore,  affect the amount, timing, or character of the income distributed to you by the Fund.

Non-U.S.  Investors.  Non-U.S.  investors may be subject to U.S. withholding and estate tax, and are subject to special U.S. tax certification requirements.  You should consult your tax advisor about the federal,  state,  local or foreign tax consequences of your investment in the Fund.

                                OTHER INFORMATION

     Voting Rights.  Shareholders  of the Fund are entitled to one vote for each full share held and fractional votes for fractional  shares held.  Voting rights are not  cumulative  and,  as a result,  the holders of more than 50% of all the shares of the Trust may elect all of the Trustees

                                     Page 39

of the Trust. The shares of the Fund will be voted together.  The shares of each series of the Trust (such as the Fund) will be voted separately,  except when an aggregate vote of all the series of the Trust is required by law.

     The Trust does not hold annual meetings.  Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a board member through  a  declaration  in  writing  or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board  member at the written  request of holders of 10% of the  outstanding shares of the Trust.

     Legal Counsel.  Stradley,  Ronon,  Stevens & Young,  LLP, 2600 One Commerce
Square, Philadelphia, Pennsylvania 19103-7098, is legal counsel to the Trust and the Non-interested  Trustees. Ropes & Gray LLP, One International Place, Boston.
MA 02110-2624, serves as special tax counsel to the Trust.

     Independent Auditors. Ernst & Young LLP, 5 Times Square, New York, New York
10019, serves as independent auditors for the Trust.

                              FINANCIAL STATEMENTS

 Because the Fund is new, financial statements are not yet available for the Fund.

                                    APPENDIX

                               Ratings Information
                               -------------------

CORPORATE DEBT RATINGS

Moody's  Investors  Service,  Inc.  ("Moody's")  describes   classifications  of
corporate bonds as follows:

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest  degree of investment  risk and are generally  referred to as
"gilt-edged."  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change,  such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds  which are rated Aa are  judged  to be of  high-quality  by all standards. Together with the Aaa group they comprise what are generally known as high-grade  bonds.  They are rated lower than the best bonds because  margins of protection may not be as large as in Aaa securities or fluctuation of protective elements  may be of greater  amplitude  or there may be other  elements  present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable  investment  attributes and are to be  considered  as upper  medium-grade  obligations.  Factors  giving security to principal and interest are considered adequate,  but elements may be present which suggest a susceptibility to impairment sometime in the future.

                                     Page 40

     Baa  --  Bonds  which  are  rated  Baa  are   considered  as   medium-grade
obligations,  (i.e.,  they are neither  highly  protected  nor poorly  secured).
Interest  payments and principal  security  appear  adequate for the present but certain  protective  elements  may  be  lacking  or  may  be  characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds  which are rated Ba are  judged to have  speculative  elements;
their future  cannot be  considered  as  well-assured.  Often the  protection of interest  and  principal  payments  may be very  moderate  and  thereby not well safeguarded  during  both good and bad times  over the  future.  Uncertainty  of position characterizes bonds in this class.

     B --  Bonds  which  are  rated  B  generally  lack  characteristics  of the desirable  investment.  Assurance  of  interest  and  principal  payments  or of maintenance  of other terms of the contract  over any long period of time may be small.

     Caa -- Bonds which are rated Caa are of poor  standing.  Such issues may be in default or there may be present  elements of danger with respect to principal or interest.

     Ca -- Bonds which are rated Ca represent  obligations which are speculative in a high  degree.  Such  issues  are  often in  default  or have  other  marked shortcomings.

     C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having  extremely  poor  prospects of ever attaining any real investment standing.

Note: Moody's may apply numerical  modifiers,  1, 2 and 3 in each generic rating classification  from Aa  through B in its  corporate  bond  rating  system.  The modifier 1 indicates  that the  security  ranks in the higher end of its generic rating category;  the modifier 2 indicates a mid-range ranking; and the modifier
3  indicates  that  the  issue  ranks in the  lower  end of its  generic  rating category.

Standard & Poor's Ratings Group describes  classifications of corporate bonds as follows:

     AAA -- This is the highest  rating  assigned  by Standard & Poor's  Ratings
Group to a debt  obligation  and indicates an extremely  strong  capacity to pay principal and interest.

     AA --  Bonds  rated  AA also  qualify  as  high-quality  debt  obligations.
Capacity to pay  principal  and  interest is very strong and in the  majority of instances they differ from the AAA issues only in small degree.

     A -- Bonds rated A have a strong  capacity to pay  principal  and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB -- Bonds rated BBB are  regarded as having an adequate  capacity to pay principal  and  interest.  Whereas they  normally  exhibit  adequate  protection parameters,  adverse  economic  conditions  or changing  circumstances  are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

     BB -- Debt rated BB has less near-term  vulnerability to default than other speculative  grade  debt.  However,  it faces  major  ongoing  uncertainties  or exposure to adverse business,  financial or

                                     Page 41

economic  conditions  which  could lend to  inadequate  capacity  to meet timely interest and principal payments.

     B -- Debt rated B has a greater  vulnerability to default but presently has the  capacity  to meet  interest  payments  and  principal  repayments.  Adverse business,  financial  or economic  conditions  would likely  impair  capacity or willingness to pay interest and repay principal.

     CCC -- Debt rated CCC has a current identifiable  vulnerability to default, and is dependent upon favorable  business,  financial and economic conditions to meet timely  payments of interest and  repayment of  principal.  In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest or repay principal.

     CC -- The rating CC is  typically  applied to debt  subordinated  to senior debt which is assigned an actual or implied CCC rating.

     C -- The rating C is typically  applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

     CI -- The rating CI is  reserved  for income  bonds on which no interest is being paid.

     D -- Debt rated D is in default, or is expected to default upon maturity or payment date.

     Plus (+) or minus (-):  The  ratings  from AA to CCC may be modified by the addition  of a plus or minus  sign to show  relative  standing  within the major rating categories.

                                     Page 42

Description of Moody's Ratings of Short-Term Obligations

There are three categories for short-term  obligations that define an investment grade situation.  These are designated  Moody's  Investment Grade as MIG 1 (best quality)  through  MIG-3.  Short-term  obligations  of  speculative  quality are designated SG.

In the case of variable rate demand obligations  (VRDOs), a two-component rating is assigned.  The first  element  represents an evaluation of the degree of risk associated  with  scheduled  principal  and  interest  payments,  and the  other represents  an  evaluation  of the  degree of risk  associated  with the  demand feature.  The  short-term  rating  assigned  to the demand  feature of a VRDO is designated as VMIG. When either the long- or short-term  aspect or a VRDO is not rated, that piece is designated NR, e.g. Aaa/NR or NR/VMIG 1.

MIG ratings  terminate at the retirement of the obligation,  while a VMIG rating expiration  will be a function of each  issue's  specific  structural  or credit features.

MIG-1/VMIG-1.  This  designation  denotes best quality.  There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. MIG-2/VMIG-2. This designation denotes high quality.  Margins or protection  are ample although not so large as in  the  preceding  group.  MIG-3/VMIG-3.  This  designation  denotes  favorable quality.  Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.  SG. This designation denotes
speculative  quality.   Debt  Instruments  in  this  category  lack  margins  of
protection. Description of Short-Term Debt Commercial Paper Ratings

Moody's  short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations.  These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's  employs the following three  designations,  all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     Prime-1.  Issuers (or supporting institutions) assigned this highest rating have a superior  ability for repayment of senior  short-term  debt  obligations.
Prime-1   repayment   ability  will  often  be   evidenced   by  the   following
characteristics:  Leading market positions in well established industries;  high rates of return on funds employed;  conservative  capitalization structures with moderate reliance on debt and ample asset protection;  broad margins in earnings coverage of fixed  financial  charges and high  internal cash  generation;  well established  access to a range of  financial  markets  and  assured  sources  of alternate liquidity.

     Prime-2.  Issuers (or supporting  institutions) assigned this rating have a strong ability for repayment of senior  short-term debt  obligations.  This will normally be  evidenced  by many of the  characteristics  cited  above,  but to a lesser degree.  Earnings trends and coverage ratios,  while sound,  will be more subject to variation. Capitalization characteristics,

                                     Page 43

while still  appropriate,  may be more  affected by external  conditions.  Ample alternate liquidity is maintained.

     Prime-3.  Issuers (or supporting institutions) assigned this rating have an acceptable capacity for repayment of senior short-term  obligations.  The effect of  industry  characteristics  and market  composition  may be more  pronounced.
Variability in earnings and  profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

     Not Prime. Issuers assigned this rating do not fall within any of the Prime rating categories.

Commercial paper rated by S&P have the following characteristics:

     A-1. A short-term  obligation rated A-1 is rated in the highest category by
S&P. The obligor's  capacity to meet its financial  commitment on the obligation is strong. Within this category,  certain obligations are designated with a plus sign (+).  This  indicates  that the  obligor's  capacity to meet its  financial
commitment  on  these  obligations  is  extremely  strong.   A-2.  A  short-term
obligation  rated A-2 is somewhat  more  susceptible  to the adverse  effects of changes in  circumstances  and economic  conditions  than  obligations in higher rating  categories.  However,  the  obligor's  capacity  to meet  its  financial commitment on the obligation is satisfactory. A-3. A short-term obligation rated
A-3  exhibits  adequate  protection   parameters.   However,   adverse  economic
conditions  or  changing  circumstances  are more  likely to lead to a  weakened capacity of the obligor to meet its financial commitment on the obligation. B. A short-term  obligation  rated B is  regarded as having  significant  speculative characteristics.  The obligor  currently  has the capacity to meet its financial commitment on the  obligation;  however,  it faces major  ongoing  uncertainties which could lead to the  obligor's  inadequate  capacity  to meet its  financial commitments on the obligation.  C. A short-term  obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic  conditions  for the obligor to meet its  financial  commitment  on the obligation.  D. A short-term  obligation  rated D is in payment  default.  The D rating  category is used when payments on an obligation are not made on the date due even if the  applicable  grace period has not  expired,  unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the  filing of a  bankruptcy  petition  or the  taking of a similar action if payments on an obligation are jeopardized.

                                     Page 44

INVESTMENT PRACTICES

Set forth below is a discussion of various  hedging and fixed income  strategies that may be pursued by the Underlying  Fund  Advisoron  behalf of the Underlying
Funds.  The  discussion  herein is general in nature and  describes  hedging and fixed income  strategies of the Underlying  Funds. The Underlying Funds will not be  obligated  to  pursue  any  of  these  investment  strategies  and  make  no representation as to the availability of these techniques at this time or at any time in the future.

The  Underlying  Funds may buy and sell put and call  options  traded on U.S. or foreign exchanges or over-the-counter and may attempt to manage the overall risk of the portfolio  investments through hedging  strategies.  The Underlying Funds may engage in certain options strategies involving  securities,  stock and fixed income  indexes,  and futures in order to attempt to enhance  income or to hedge the Underlying  Funds'  investments.  The Underlying  Funds also may use futures contracts,  non-deliverable  forwards, and use options and futures contracts for hedging purposes or in other  circumstances  permitted by the Commodity  Futures
Trading Commission ("CFTC"). The foregoing instruments are sometimes referred to collectively as "Hedging Instruments" and certain special characteristics of and risks  associated with using Hedging  Instruments are discussed  below.  Hedging
Instruments  may also be used in an  attempt  to manage  the  Underlying  Funds'
average duration and other investment risks which can affect fluctuations in the
Underlying Funds' net asset values.

In addition to the  investment  limitations of the  Underlying  Funds  described herein, use of these instruments may be subject to applicable regulations of the
Commission,  the several  options and futures  exchanges  upon which options and futures contracts are traded, and other regulatory  authorities.  In addition to the  products,  strategies  and risks  described  herein,  the  Underlying  Fund
Advisormay become aware of additional  opportunities in connection with options, futures contracts, and other hedging techniques.  The Underlying Fund Advisormay utilize  these  opportunities  to the extent that they are  consistent  with the
Underlying Funds'  investment  objectives and permitted by the Underlying Funds'
investment limitations and applicable regulatory authorities.

Options and futures can be volatile investments and may not perform as expected.
If the Underlying Fund  Advisorapplies a hedge at an inappropriate time or price trends are judged incorrectly, options, futures and similar strategies may lower the Underlying  Fund's return.  Options and futures traded on foreign  exchanges generally are not regulated by U.S. authorities and may offer less liquidity and less  protection  to the  Underlying  Fund in the event of  default by the other party to the contract.  The Underlying Fund could also experience  losses if the prices of its options or futures  positions are poorly correlated with its other investments,  or if it cannot  close out its  positions  because of an  illiquid secondary market. The loss from investing in futures transactions is potentially unlimited.

Cover for Options and Futures  Strategies.  The Underlying  Funds generally will not use  leverage  in their  options and  futures  strategies.  In the case of a transaction  entered into as a hedge, the Underlying Funds will hold securities, or other  options or futures  positions  whose  values  are  expected  to offset
("cover")  obligations under the transaction.  An Underlying Fund will not enter into an option or a futures  strategy  that  exposes the  Underlying  Fund to an obligation  to  another  party  unless  it owns  (1) an  offsetting  ("covered")
position in securities,  or other options or futures  contracts,  or (2) cash or other liquid assets with a value  sufficient at all times to cover its potential obligations. The Underlying Funds will comply with guidelines established by the
Commission  with respect to coverage of option and futures  strategies by mutual funds and, if such  guidelines so require,  will  segregate cash or other liquid assets  in the  amount  prescribed.  Securities  or  other  options  or  futures positions used for cover and segregated  securities cannot be sold or closed out while the option or futures  strategy is  outstanding,  unless they are replaced with similar assets. As a result, there is a

                                     Page 45

possibility that the use of cover or segregation involving a large percentage of the  Underlying  Funds' assets could impede fund  management  or the  Underlying
Funds' ability to meet current obligations.

Option  Income and Hedging  Strategies.  The  Underlying  Funds may purchase and write (sell) options traded on a U.S. exchange or over-the-counter.

The Underlying Funds may purchase call options on securities that the Underlying
Fund  Advisorintends  to include in the Underlying  Funds' portfolio in order to fix the cost of a future  purchase.  A call  option  enables the  purchaser,  in return for the  premium  paid,  to  purchase  securities  from the writer of the option at an agreed price at any time during a period  ending on an agreed date.
A call option  enables a purchaser to hedge  against an increase in the price of securities  it  ultimately  wishes  to buy or to take  advantage  of a rise in a particular  index.  Call  options  also may be purchased as a means of enhancing returns by, for example,  participating  in an  anticipated  price increase of a security on a more  limited  risk basis than would be  possible if the  security itself were purchased.  In the event of a decline in the price of the underlying security,  use of this  strategy  would  serve to limit  the  Underlying  Funds'
potential  loss to the option premium paid;  conversely,  if the market price of the  underlying  security  increases  above the exercise price and an Underlying
Fund either sells or exercises the option,  any profit eventually  realized will be reduced by the premium paid.

The Underlying  Funds may purchase put options on securities in order to attempt to hedge  against a decline  in the  market  value of  securities  held in their portfolios or to enhance return.  A put option would enable the Underlying Funds to sell the underlying  security at a  predetermined  exercise  price;  thus the potential  for loss to the  Underlying  Funds below the exercise  price would be limited to the  option  premium  paid.  If the  market  price of the  underlying security were higher than the exercise  price of the put option,  any profit the
Underlying  Funds  realize on the sale of the  security  would be reduced by the premium  paid for the put option less any amount for which the put option may be sold.

The Underlying  Funds may write covered call options on securities in which they may invest for hedging  purposes  or to increase  income in the form of premiums received from the  purchasers of the options.  Because it can be expected that a call option will be  exercised if the market  value of the  underlying  security increases to a level greater than the exercise price,  the Underlying Funds will generally  write covered call options on  securities  when the  Underlying  Fund
Advisorbelieves  that  the  premium  received  by  the  Underlying  Funds,  plus anticipated  appreciation  in the market price of the underlying  security up to the exercise price of the option, will be greater than the total appreciation in the price of the  security.  The  strategy  may also be used to provide  limited protection  against a decrease in the market  price of the security in an amount equal to the premium received for writing the call option less any transactional costs. Thus, in the event that the market price of the underlying  security held by the  Underlying  Funds  declines,  the amount of such  decline will be offset wholly or in part by the amount of the premium received by the Underlying Funds.
If, however, there is an increase in the market price of the underlying security and the option is  exercised,  the Funds would be obligated to sell the security at less than its market value. The Underlying Funds would give up the ability to sell the  portfolio  securities  used to cover  the call  option  while the call option is outstanding.  In addition, the Underlying Funds could lose the ability to participate in an increase in the value of such securities above the exercise price of the call option  because such an increase  likely would be offset by an increase  in the cost of closing out the call option (or could be negated if the buyer  chose  to  exercise  the call  option  at an  exercise  price  below  the securities' current market value).

In the case of  over-the-counter  options written by the Underlying  Funds, such securities would also be considered illiquid.  Similarly, assets used to "cover"
over-the-counter  options  written  by the  Underlying  Funds will be treated as illiquid unless the  over-the-counter  options are sold to qualified dealers who agree that an Underlying  Fund may  repurchase any  over-the-counter  options it writes for a

                                     Page 46

maximum price to be  calculated by a formula set forth in the option  agreement.
The "cover" for an  over-the-counter  option  written  subject to this procedure would be  considered  illiquid  only to the extent that the  maximum  repurchase price under the formula exceeds the intrinsic value of the option.

The Underlying Funds may write put options.  A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying  security at the exercise price during the option period.  So long as the obligation of the writer  continues,  the writer may be assigned an exercise notice by the  purchaser of options  requiring the writer to make payment of the exercise price against delivery of the underlying security or take delivery. The operation of put options in other  respects,  including  their related risks and rewards,  is substantially  identical to that of call options. If the put option is not exercised,  the Underlying Funds will realize income in the amount of the premium received.  This technique could be used to enhance current return during periods when the Underlying Fund  Advisorexpects  that the price of the security will not fluctuate  greatly.  The risk in such a  transaction  would be that the market price of the  underlying  security would decline below the exercise price less the premium  received,  in which case the Underlying  Funds would expect to suffer a loss.

The Underlying Funds may purchase put and call options and write put and covered call options on indices in much the same manner as the options  discussed above, except that index options may serve as a hedge against  overall  fluctuations in the securities markets (or a market sector) rather than anticipated increases or decreases in the value of a particular security. An index assigns a value to the securities  included in the index and fluctuates with changes in such values. An option on an index  gives the  holder the right,  upon  exercise,  to receive an amount of cash if the closing  level of the index upon which the option is based is  greater  than (in the case of a call) or lesser  than (in the case of a put)
the exercise price of the option. This amount of cash is equal to the difference between  the  closing  price of the index and the  exercise  price of the option expressed in dollars times a specified multiple (the "multiplier").  The indices on which  options  are  traded  include  both U.S.  and  non-U.S.  markets.  The effectiveness  of hedging  techniques  using  index  options  will depend on the extent to which  price  movements  in the index  selected  correlate  with price movements of the securities in which the Underlying Funds invest.

The Underlying  Funds may purchase and write covered  straddles on securities or indexes.  A long straddle is a combination of a call and a put option  purchased on the same security. The Underlying Funds would enter into a long straddle when the  Underlying  Fund  Advisorbelieves  that it is likely  that the price of the underlying  security will be more  volatile  during the term of the options than the option  pricing  implies.  A short straddle is a combination of a call and a put written on the same security.  The Underlying Funds would enter into a short straddle when the Underlying Fund  Advisorbelieves that it is unlikely the price of the underlying security will be as volatile during the term of the options as the option pricing implies.

The writing of a call option on a futures  contract  constitutes a partial hedge against the declining  price of the security which is deliverable  upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise  price,  the Underlying  Funds will retain the full amount of the option  premium which  provides a partial hedge against any decline that may have  occurred  in  the  value  of an  Underlying  Fund's  investment  portfolio holdings.  The  writing  of a put  option on a futures  contract  constitutes  a partial hedge against the increasing  price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price,  the Underlying  Funds will retain the full amount of the option premium which provides a partial hedge against any increase  in the  price of  securities  which  the  Underlying  Funds  intend to purchase.

                                     Page 47

Options on a stock index  futures  contract give the holder the right to receive cash. Upon exercise of the option,  the delivery of the futures  position by the writer of the option to the holder of the option will be accompanied by delivery of the  accumulated  balance  in  the  writer's  futures  margin  account  which represents  the amount by which the market  price of the  futures  contract,  at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the  exercise  price of the futures  contract.  If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the  difference  between the exercise price of the option and the closing price of the futures contract on the expiration date.
If a put or call option which an Underlying  Fund has written is exercised,  the
Underlying  Fund may incur a loss  which  will be  reduced  by the amount of the premium it received.  Depending on the degree of correlation  between changes in the value of its  portfolio  securities  and changes in the value of its options positions,  an Underlying Fund's losses from existing options on futures may, to some  extent,  be reduced  or  increased  by  changes in the value of  portfolio securities.  For example,  an  Underlying  Fund will purchase a put option on an interest  rate  futures  contract  to hedge  the  Underlying  Fund's  investment portfolio against the risk of rising interest rates.

Furthermore,  with respect to options on futures  contracts,  an Underlying Fund may seek to close out an option  position  by  writing  or buying an  offsetting position  covering the same  securities  or contracts and have the same exercise price and  expiration  date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary  market,  which cannot be assured.

Special  Characteristics  and Risks of Options  Trading.  An Underlying Fund may
effectively terminate its right or obligation under an option by entering into a closing transaction. If an Underlying Fund wishes to terminate its obligation to purchase  or sell  securities  under a put or call  option it has  written,  the
Underlying  Fund may purchase a put or call option of the same series (i.e.,  an option identical in its terms to the option previously  written);  this is known as a closing purchase transaction.  Conversely,  in order to terminate its right to purchase  or sell  specified  securities  or  currencies  under a call or put option  it has  purchased,  an  Underlying  Fund may write an option of the same series as the option held; this is known as a closing sale transaction.  Closing transactions essentially permit the Underlying Funds to realize profits or limit losses on options  positions  prior to the exercise or expiration of the option.
Whether a profit or loss is realized from a closing  transaction  depends on the price movement of the underlying security and the market value of the option.

In  considering  the  use of  options  to  enhance  income  or to  hedge  the or
Underlying Funds' investments, particular note should be taken of the following:

     (1) The value of an option position will reflect,  among other things,  the current market price of the underlying  security,  or index,  the time remaining until expiration,  the relationship of the exercise price, the term structure of interest rates,  estimated price volatility of the underlying security, or index and general market conditions. For this reason, the successful use of options as a hedging strategy depends upon the Advisor's  ability to forecast the direction of price  fluctuations  in the  underlying  securities  or, in the case of index options, fluctuations in the market sector represented by the selected index.

     (2) Options  normally have expiration  dates of up to 90 days. The exercise price of the options may be below, equal to or above the current market value of the underlying  securities,  index or currencies.  Purchased options that expire unexercised have no value. Unless an option purchased by the Underlying Funds is exercised  or unless a closing  transaction  is  effected  with  respect to that position,  the Underlying Funds will realize a loss in the amount of the premium paid and any transaction costs.

                                     Page 48

     (3) A position  in an  exchange-listed  option may be closed out only on an exchange that provides a secondary  market for identical  options.  Although the
Underlying  Funds intend to purchase or write only those options for which there appears to be an active  secondary  market,  there is no assurance that a liquid secondary  market will exist for any  particular  option at any  specific  time.
Closing  transactions  may be  effected  with  respect to options  traded in the over-the-counter  markets  (currently  the  primary  markets for options on debt securities)  only by  negotiating  directly  with the other  party to the option contract,  or in a  secondary  market  for the  option if such a market  exists.
Although the Underlying Funds will enter into over-the-counter options only with dealers  that are expected to be capable of entering  into closing  transactions with the Underlying  Funds,  there can be no assurance that the Underlying Funds will be able to liquidate an over-the-counter option at a favorable price at any time prior to expiration.  In the event of insolvency of the counter-party,  the
Underlying  Funds  may  be  unable  to  liquidate  an  over-the-counter  option.
Accordingly,  it may not be possible to effect closing transactions with respect to certain  options,  with the result  that the  Underlying  Funds would have to exercise those options which they have purchased in order to realize any profit.
With respect to options written by the Underlying  Funds, the inability to enter into a closing  transaction  may  result in  material  losses to the  Underlying
Funds.  For  example,  because  the  Underlying  Funds  must  maintain a covered position  with  respect to any call option they write on a security,  index,  or future, the Underlying Funds may not sell the underlying security (or invest any cash, government securities or short-term debt securities used to cover an index option) during the period they are obligated under the option.  This requirement may  impair  the  Underlying  Funds'  ability  to sell the  security  or make an investment at a time when such a sale or investment might be advantageous.

     (4) Index  options are typically  settled in cash.  If an  Underlying  Fund writes a call option on an index,  the Underlying  Fund will not know in advance the difference,  if any,  between the closing value of the index on the exercise date and the exercise price of the call option itself and thus will not know the amount of cash payable upon settlement. In addition, a holder of an index option who exercises it before the closing  index value for that day is available  runs the risk that the level of the underlying index may subsequently change.

     (5) Index  prices may be distorted  if trading of a  substantial  number of securities  included in the index is interrupted  causing the trading of options on that index to be halted. If a trading halt occurred, an Underlying Fund would not be able to close out options which it had purchased and the Underlying  Fund may incur losses if the underlying index moved adversely before trading resumed.
If a trading halt occurred and restrictions  prohibiting the exercise of options were  imposed  through  the close of trading on the last day before  expiration, exercises  on that day would be  settled on the basis of a closing  index  value that may not reflect  current price  information  for securities  representing a substantial portion of the value of the index.

     (6) If an  Underlying  Fund holds an index  option and  exercises it before final  determination  of the closing  index value for that day, it runs the risk that the level of the  underlying  index may change  before  closing.  If such a change causes the exercised  option to fall  "out-of-the-money,"  the Underlying
Fund will be required to pay the difference  between the closing index value and the  exercise  price of the option  (times  the  applicable  multiplier)  to the assigned  writer.  Although an Underlying Fund may be able to minimize this risk by withholding exercise  instructions until just before the daily cutoff time or by selling  rather than  exercising  the option when the index level is close to the  exercise  price,  it may not be possible to  eliminate  this risk  entirely because the cutoff  times for index  options may be earlier than those fixed for other types of options and may occur before definitive  closing index values are announced.

                                     Page 49

     (7) The Underlying  Funds'  activities in the options markets may result in higher  fund  turnover  rates  and  additional  brokerage  costs;  however,  the
Underlying Funds may also save on commissions by using options as a hedge rather than buying or selling  individual  securities in anticipation or as a result of market movements.

Investment  Limitations On Options  Transactions.  The ability of the Underlying
Funds to engage in options  transactions is subject to certain  limitations.  An
Underlying  Fund may purchase  call options to the extent that  premiums paid by the Fund do not aggregate more than 20% of such Underlying  Fund's total assets.
An Underlying Fund will write call options only on a covered basis,  which means that such  Underlying  Fund will own the underlying  security  subject to a call option at all times  during the option  period.  The  Underlying  Funds may only purchase  put options to the extent that the  premiums  on all  outstanding  put options do not exceed 20% of each Underlying Fund's total assets. With regard to the  writing  of call and put  options,  the  Underlying  Funds  will  limit the aggregate value of the  obligations  underlying such call and put options to 40%
of each Underlying Fund's total net assets. An Underlying Fund will at all times during which it holds a put option, own the security underlying the option. Each of the  Underlying  Funds will invest in  over-the-counter  options  only to the extent  consistent  with the 15% of the  Underlying  Fund's net assets  limit on investments in illiquid securities.

Futures  Contracts.  Each  Underlying  Fund may  enter  into  contracts  for the purchase or sale for future delivery of securities,  including index  contracts.
Each  Underlying  Fund may enter into  futures  contracts  and engage in options transactions related thereto for hedging purposes and non-hedging  purposes,  to the  extent  that not more  than 5% of the  Underlying  Fund's  net  assets  are required as futures contract margin deposits and premiums on options on futures.
The  purchase  of a futures  contract  by the  Underlying  Fund  represents  the acquisition of a contractual  right to obtain delivery of the securities  called for by the  contract at a specified  price on a specified  future  date.  When a futures contract is sold, the Underlying Fund incurs a contractual obligation to deliver  the  securities  underlying  the  contract  at a  specified  price on a specified  future  date.  While  futures  contracts  provide for the delivery of securities,  deliveries  usually do not occur.  Futures  contracts are generally terminated by entering into offsetting transactions.

When an Underlying  Fund enters into a futures  transaction,  it must deliver to the  futures  commission  merchant  selected  by the  Underlying  Fund an amount referred  to as  "initial  margin."  This  amount is  maintained  by the futures commission  merchant in a segregated account.  Thereafter,  a "variation margin"
may be paid by the  Underlying  Fund to, or drawn by the  Underlying  Fund from, such account in accordance  with controls set for such accounts,  depending upon changes  in the  price  of the  underlying  securities  subject  to the  futures contract.

The Underlying  Funds may enter into such futures  contracts to protect  against the adverse affects of fluctuations in security  prices,  interest rates without actually  buying or selling the securities.  For example,  if interest rates are expected to increase,  an Underlying Fund might enter into futures contracts for the sale of debt  securities.  Such a sale  would  have much the same  effect as selling  an  equivalent  value of the debt  securities  owned by the  Underlying
Funds.  If interest rates did increase,  the value of the debt securities in the portfolio  would  decline,  but  the  value  of  the  futures  contracts  to the
Underlying Funds would increase at approximately the same rate,  thereby keeping the net asset value of an Underlying Fund from declining as much as it otherwise would have.  Similarly,  when it is expected  that  interest  rates may decline, futures  contracts  may be  purchased  to hedge in  anticipation  of  subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities,  the Underlying
Funds could take advantage of the  anticipated  rise in value of debt securities without actually buying them until the market had

                                     Page 50

stabilized.  At that time,  the futures  contracts  could be liquidated  and the
Underlying Funds could then buy debt securities on the cash market.

A stock  index  futures  contract  obligates  the  seller  to  deliver  (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference  between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made.  Open futures  contracts  are valued on a daily  basis and an  Underlying  Fund may be obligated to provide or receive cash  reflecting  any decline or increase in the contract's  value. No physical delivery of the underlying stocks in the index is made in the future.

To the extent that market prices move in an unexpected direction, the Underlying
Funds may not  achieve the  anticipated  benefits  of futures  contracts  or may realize  a loss.  For  example,  if an  Underlying  Fund is hedged  against  the possibility  of an increase in interest rates which would  adversely  affect the price of securities  held in its portfolio and interest rates decrease  instead, such  Underlying  Fund  would lose part or all of the  benefit of the  increased value  which it has  because  it would  have  offsetting  losses in its  futures
position.  In  addition,  in  such  situations,   if  the  Underlying  Fund  had
insufficient  cash, it may be required to sell  securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not  necessarily,  be at increased  prices which reflect the rising  market.  An
Underlying  Fund may be  required  to sell  securities  at a time when it may be disadvantageous to do so.

In addition,  when an Underlying  Fund engages in futures  transactions,  to the extent required by the Commission,  it will segregate  assets in accordance with
Commission  positions to cover its  obligations  with respect to such contracts, which assets will consist of cash or other liquid  assets from its  portfolio in an amount equal to the difference  between the fluctuating  market value of such futures  contracts and the aggregate  value of the initial and variation  margin maintained by the Underlying Fund with respect to such futures contracts.

An Underlying Fund will enter into futures  transactions  on domestic  exchanges and to the extent such transactions have been approved by the CFTC.

Swaps.  The Underlying  Funds may engage in swaps,  including but not limited to interest rate and equity swaps and the purchase or sale of related caps,  floors and collars and other derivative  instruments.  To the extent that an Underlying
Fund cannot  dispose of a swap in the ordinary  course of business  within seven days at  approximately  the value at which the  Underlying  Fund has  valued the swap,  it will treat the swap as illiquid  and  subject to its overall  limit on illiquid  investments of 15% of net assets. The Underlying Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios, as a technique for managing portfolio duration  (i.e.,  the price  sensitivity  to  changes in  interest  rates) or to protect  against any increase in the price of securities  the  Underlying  Funds anticipate purchasing at a later date, or to gain exposure to certain markets.

Interest  rate swaps  involve the  exchange by an  Underlying  Fund with another party of their  respective  commitments  to receive or pay  interest  (e.g.,  an exchange of fixed rate  payments for floating rate  payments)  with respect to a notional amount of principal.

The purchase of an interest rate cap entitles the purchaser to receive  payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined  interest rate or amount. The purchase of an  interest  rate floor  entitles  the  purchaser  to receive  payments on a notional  principal amount from the party selling the floor to the extent that a specified

                                     Page 51

index  falls  below a  predetermined  interest  rate or  amount.  A collar  is a combination  of a cap and a floor  that  preserves  a  certain  return  within a predetermined range of interest rates or values.

The use of swaps involves  investment  techniques and risks different from those associated with ordinary portfolio security transactions. If the Underlying Fund
Advisoris  incorrect in its forecasts of market values,  interest rates or other applicable  factors,  the investment  performance of an Underlying  Fund will be less  favorable  than it would have been if this  investment  technique were not used. Swaps do not involve the delivery of securities or other underlying assets or principal.  Thus, if the other party to a swap defaults, an Underlying Fund's risk of loss consists of the net amount of payments that the Underlying  Fund is contractually  entitled to receive. For federal income tax purposes, any payment received or due under a notional  principal contract must be accounted for using the methodology the appropriate Treasury regulations prescribed.

The equity swaps in which an Underlying Fund may invest involve  agreements with a  counterparty.  The return to the Underlying  Fund on any equity swap contract will be the total  return on the  notional  amount of the contract as if it were invested in the stocks comprising the contract index in exchange for an interest component  based on the notional  amount of the agreement.  The Underlying  Fund will only enter into an equity  swap  contract  on a net  basis,  i.e.,  the two parties'  obligations  are  netted  out,  with the  Underlying  Fund  paying  or receiving,  as the case may be,  only the net amount of the  payments.  Payments under the equity swap contracts may be made at the conclusion of the contract or periodically during its term.

If there is a default by the counterparty to a swap contract, an Underlying Fund will be limited to contractual  remedies  pursuant to the agreements  related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its  obligations  pursuant to a swap contract or that, in the event of  default,  the Fund  will  succeed  in  pursuing  contractual  remedies.  The
Underlying  Fund thus  assumes  the risk that it may be delayed in or  prevented from  obtaining  payments owed to it pursuant to a swap contract.  However,  the amount at risk is only the net  unrealized  gain,  if any, on the swap,  not the entire notional amount. The Underlying Fund Advisorwill closely monitor, subject to the oversight of the Board, the  creditworthiness  of swap  counterparties in order to minimize the risk of swaps.

The  Underlying  Fund  Advisorand  the Trust do not believe  that an  Underlying
Fund's obligations under swap contracts are senior securities and,  accordingly, an  Underlying  Fund will not treat them as being  subject to its  borrowing  or senior securities  restrictions.  However, the net amount of the excess, if any, of the Underlying Fund's  obligations over its entitlements with respect to each swap  contract  will be accrued on a daily  basis and an amount of cash or other liquid  assets  having an  aggregate  market value at least equal to the accrued excess will be segregated in accordance with Commission positions.

                                     Page 52

You  should  rely  only  on the  information  contained  or  referred  to in the
Prospectus  and  this  Statement  of  Additional  Information.  The fund and its principal underwriter have not authorized anyone to provide you with information that is different.  The Prospectus and this Statement of Additional  Information are not an offer to sell shares of the fund in any  jurisdiction  where the fund or its principal underwriter may not lawfully sell those shares.

--------------------------------------------------------------------------------

                                    Series T

--------------------------------------------------------------------------------

                                             Statement of Additional Information
                                                                 August 25, 2003

--------------------------------------------------------------------------------

(C)2003 UBS Global Asset Management (US) Inc.  All rights reserved.

                                     Page 53

                                                                                                                        Doc. #699845v.1
                             SMA RELATIONSHIP TRUST

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

     (a)  Articles of Incorporation.

          (1)  Registrant's   Agreement  and  Declaration  of  Trust,  effective
               December 3, 2002,  is  incorporated  herein by  reference  to the
               Registrant's Initial Registration Statement on Form N-1A as filed with the U.S.  Securities  and  Exchange  Commission  ("SEC") via
               EDGAR on April 1, 2003.

          (2)  Registrant's  Certificate  of Trust,  as filed  with the State of
               Delaware on December 3, 2002, is incorporated herein by reference to the Registrant's Initial  Registration  Statement on Form N-1A
               as filed with the SEC via EDGAR on April 1, 2003.

     (b)  By-Laws.

          (1)  Registrant's  By-laws,  as  approved  by the Board of Trustees on
               December 3, 2002,  are  incorporated  herein by  reference to the
               Registrant's Initial Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 1, 2003.

     (c)  Instruments Defining Rights of Security Holders.

          See Article III, "Shares," and Article V, "Shareholders' Voting Powers
          and Meetings," of the Registrant's Agreement and Declaration of Trust,
          as  incorporated  herein  by  reference  to the  Registrant's  Initial
          Registration Statement on Form N-1A as filed with the SEC via EDGAR on
          April 1, 2003.

          See also,  Article II,  "Meetings of  Shareholders,"  and Article VII,
          "General Matters," of the Registrant's By-laws, as incorporated herein by reference to the  Registrant's  Initial  Registration  Statement on
          Form N-1A as filed with the SEC via EDGAR on April 1, 2003.

     (d)  Investment Advisory Contracts.

          (1)  Form of Investment  Advisory Agreement between the Registrant and
               UBS Global Asset  Management (US) Inc., on behalf of Series M, is incorporated  herein by  reference  to the  Registrant's  Initial
               Registration  Statement  on Form  N-1A as filed  with the SEC via
               EDGAR on April 1, 2003.

          (2)  Form of Investment  Advisory Agreement between the Registrant and
               UBS Global Asset  Management (US) Inc., on behalf of Series T, is incorporated  herein by  reference  to the  Registrant's  Initial
               Registration  Statement  on Form  N-1A as filed  with the SEC via
               EDGAR on April 1, 2003.

     (e)  Underwriting Contracts.

          (1)  Form of Principal  Underwriting  Contract  between the Registrant and UBS Global Asset Management (US) Inc. is incorporated  herein by reference to the Registrant's Initial  Registration  Statement
               on Form N-1A as filed with the SEC via EDGAR on April 1, 2003.

     (f)  Bonus or Profit Sharing Contracts.

          Not Applicable.

     (g)  Custodian Agreements.

          (1)  Form of Multiple Services  Agreement between the Registrant,  UBS
               Global Asset  Management  (US) Inc. and JPMorgan Chase Bank to be
               filed by amendment.

     (h)  Other Material Contracts.

          (1)  Form of  Administration  Contract  between the Registrant and UBS
               Global  Asset  Management  (US) Inc.  is  incorporated  herein by reference to the Registrant's Initial  Registration  Statement on
               Form N-1A as filed with the SEC via EDGAR on April 1, 2003.

          (2)  (a)  Form of  Transfer  Agency  and  Related  Services  Agreement
                    between the  Registrant,  UBS Global Asset  Management  (US)
                    Inc.  and PFPC Inc. is  incorporated  herein by reference to the Registrant's Initial Registration Statement on Form N-1A
                    as filed with the SEC via EDGAR on April 1, 2003.

               (b)  Form  of  Transfer  Agency  -  Related  Services  Delegation
                    Agreement  between UBS Global Asset Management (US) Inc. and
                    PFPC  Inc.  is  incorporated  herein  by  reference  to  the
                    Registrant's Initial Registration  Statement on Form N-1A as
                    filed with the SEC via EDGAR on April 1, 2003.

          (3)  Expense  Agreement  between the  Registrant  and UBS Global Asset
               Management (US) Inc., dated June 4, 2003, is electronically filed herewith as Exhibit No. EX-99.h.3.

     (i)  Legal Opinion.

          (1)  Legal Opinion of Stradley,  Ronon,  Stevens & Young, LLP, counsel to the Registrant, to be filed by amendment.

     (j)  Other Opinions.

          (1)  Consent  of  Ernst  & Young  LLP,  Independent  Auditors  for the
               Registrant, to be filed by amendment.

          (2)  Consent  of  Ropes  &  Gray  LLP,  special  tax  counsel  to  the
               Registrant, to be filed by amendment.

          (3)  Powers of Attorney.

               (a)  Power of Attorney dated December 3, 2002,  appointing Amy R.
                    Doberman,  David  M.  Goldenberg,  Bruce  G.  Leto,  Mark A.
                    Sheehan  and  Jana L.  Cresswell  as  attorneys-in-fact  and agents  to  Frank  K.  Reilly,  is  incorporated  herein  by reference to the Registrant's Initial Registration Statement on Form  N-1A as filed  with  the SEC via  EDGAR on April 1,
                    2003.

               (b)  Power of Attorney dated December 3, 2002,  appointing Amy R.
                    Doberman,  David  M.  Goldenberg,  Bruce  G.  Leto,  Mark A.
                    Sheehan  and  Jana L.  Cresswell  as  attorneys-in-fact  and
                    agents  to  Walter  E.  Auch,  is  incorporated   herein  by
                    reference to the Registrant's Initial Registration Statement on Form  N-1A as filed  with  the SEC via  EDGAR on April 1,
                    2003.

               (c)  Power of Attorney dated December 3, 2002,  appointing Amy R.
                    Doberman,  David  M.  Goldenberg,  Bruce  G.  Leto,  Mark A.
                    Sheehan  and  Jana L.  Cresswell  as  attorneys-in-fact  and
                    agents  to  Edward  M.  Roob,  is  incorporated   herein  by
                    reference to the Registrant's Initial Registration Statement on Form  N-1A as filed  with  the SEC via  EDGAR on April 1,
                    2003.

               (d)  Power of  Attorney  dated May 19,  2003,  appointing  Amy R.
                    Doberman,  David  M.  Goldenberg,  Bruce  G.  Leto,  Mark A.
                    Sheehan  and  Jana L.  Cresswell  as  attorneys-in-fact  and agents to Brian M. Storms, is electronically  filed herewith as Exhibit No. EX-99.j.3.d.

               (e)  Power of Attorney dated December 3, 2002,  appointing Amy R.
                    Doberman,  David  M.  Goldenberg,  Bruce  G.  Leto,  Mark A.
                    Sheehan  and  Jana L.  Cresswell  as  attorneys-in-fact  and agents  to Paul  H.  Schubert,  is  incorporated  herein  by reference to the Registrant's Initial Registration Statement on Form  N-1A as filed  with  the SEC via  EDGAR on April 1,
                    2003.

               (f)  Power of  Attorney  dated May 19,  2003,  appointing  Amy R.
                    Doberman,  David  M.  Goldenberg,  Bruce  G.  Leto,  Mark A.
                    Sheehan  and  Jana L.  Cresswell  as  attorneys-in-fact  and agents to Joseph Varnas, is electronically filed herewith as
                    Exhibit No. EX-99.j.3.f.

     (k)  Omitted Financial Statements.

          Not Applicable.

     (l)  Initial Capital Agreements.

          (1)  Letter of  Understanding  Relating to Initial Capital to be filed by amendment.

     (m)  Rule 12b-1 Plan.

          Not Applicable.

     (n)  Rule 18f-3 Plan.

          Not Applicable.

     (p)  Codes of Ethics.

          (1)  Joint  Code  of  Ethics  of  Registrant   and  UBS  Global  Asset
               Management  (US)  Inc.,  the  investment  adviser  and  principal underwriter of the Registrant,  is electronically  filed herewith as Exhibit No. EX-99.p.1.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

         None.

ITEM 25. INDEMNIFICATION

     Under the  terms of the  Delaware  Statutory  Trust  Act  ("DSTA")  and the
Registrant's  Agreement and Declaration of Trust  ("Declaration  of Trust"),  no
officer or trustee of the Registrant shall have any liability to the Registrant, its  shareholders,  or any other  party for  damages,  except to the extent such limitation of liability is precluded by Delaware law, the  Declaration  of Trust or the By-Laws of the Registrant.

     Subject to the standards and  restrictions  set forth in the Declaration of
Trust,  DSTA,  Section  3817,  permits a statutory  trust to indemnify  and hold harmless any trustee,  beneficial owner or other person from and against any and all claims  and  demands  whatsoever.  DSTA,  Section  3803  protects  trustees, officers,  managers  and other  employees,  when acting in such  capacity,  from liability to any person other than the  Registrant or  beneficial  owner for any act, omission or obligation of the Registrant or any trustee thereof,  except as otherwise provided in the Declaration of Trust.

     Indemnification  of the Trustees and officers of the Registrant is provided for in Article VII of the  Registrant's  Declaration  of Trust dated December 3,
2002, as follows:

                                  Article VII.

              Limitation of Liability and Indemnification of Agent

          Section 1. Limitation of Liability.

          (a) For the purpose of this  Article,  "Agent" means any Person who is or was a Trustee,  officer,  employee  or other agent of the Trust or is or was  serving at the request of the Trust as a trustee,  director,  officer, employee  or other  agent  of  another  foreign  or  domestic  corporation, partnership,  joint venture, trust or other enterprise;  "Proceeding" means any threatened,  pending or completed action or proceeding,  whether civil, criminal,  administrative or investigative; and "Expenses" include, without limitation,  attorneys'  fees and any expenses of  establishing  a right to indemnification under this Article.

          (b) An Agent  shall be  liable  to the  Trust  and to any  Shareholder
     solely  for  such  Agent's  own  willful  misfeasance,   bad  faith,  gross
     negligence or reckless  disregard of the duties  involved in the conduct of such Agent (such conduct  referred to herein as  "Disqualifying  Conduct"), and for nothing else  (including  errors of judgment or mistakes of fact or law).

          (c)  Subject to  subsection  (b) of this  Section 1 and to the fullest extent that  limitations  on the  liability of Agents are  permitted by the
     DSTA,  the Agents shall not be  responsible  or liable in any event for any act or omission of any other Agent of the Trust or any  Investment  Adviser or Principal Underwriter of the Trust.

          (d) No Agent, when acting in its respective capacity as such, shall be personally  liable to any Person,  other than the Trust or a Shareholder to the extent  provided in subsections  (b) and (c) of this Section 1, for any act,  omission or  obligation  of the Trust or any Trustee  thereof.  Every note,  bond,  contract,  instrument,  certificate or undertaking  and every other act or thing whatsoever  issued,  executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be  conclusively  deemed to have been  issued,  executed or done only in or with  respect to their or his or her  capacity as Trustees or Trustee,  and such Trustee(s) shall not be personally liable thereon.

          (e) The  officers  and  Trustees  may  obtain the advice of counsel or other experts with respect to the meaning and operation of this Declaration of  Trust,  the  By-Laws,  applicable  law and their  respective  duties as officers or Trustees.  No such  officer or Trustee  shall be liable for any act or omission in accordance with such advice and no inference  concerning liability  shall arise from a failure to follow such  advice.  The officers and  Trustees  shall not be  required to give any bond  hereunder,  nor any surety if a bond is required by applicable law.

          (f) The limitation on liability  contained in this Article  applies to events  occurring at the time a Person  serves as an Agent,  whether or not such Person is an Agent at the time of any Proceeding in which liability is asserted.

          (g) No amendment or repeal of this Article shall adversely  affect any right or protection  of an Agent that exists at the time of such  amendment or repeal.

          Section 2. Indemnification.

          (a) Indemnification by Trust. The Trust shall indemnify,  out of Trust
     Property,  to the fullest extent permitted under applicable law, any Person who was or is a party or is threatened to be made a party to any Proceeding by reason of the fact  that  such  Person is or was an Agent of the  Trust, against Expenses,  judgments, fines, settlements and other amounts actually and reasonably  incurred in connection  with such Proceeding if such Person acted  in good  faith,  or in the  case of a  criminal  proceeding,  had no reasonable  cause to believe the conduct of such Person was  unlawful.  The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo  contendere  or its  equivalent  shall not of itself  create a presumption  that the  Person  did not act in good faith or that the Person had reasonable cause to believe that the Person's conduct was unlawful.

          (b) Exclusion of Indemnification. Notwithstanding any provision to the contrary contained herein,  there shall be no right to indemnification  for any liability arising by reason of the Agent's  Disqualifying  Conduct.  In respect of any claim,  issue or matter as to which that  Person  shall have been adjudged to be liable in the  performance of that Person's duty to the
     Trust or the Shareholders, indemnification shall be made only to the extent that the court in which  that  action was  brought  shall  determine,  upon application  or  otherwise,  that in view of all the  circumstances  of the case,  that Person was not liable by reason of that Person's  Disqualifying
     Conduct.

          (c) Required Approval. Any indemnification under this Article shall be made by the Trust if  authorized  in the specific  case on a  determination that  indemnification  of the  Agent is proper  in the  circumstances  by a majority  vote of  Trustees,  even though such number of Trustees  shall be less than a  quorum,  who are not  parties  to the  Proceeding  and have no economic  or other  interest  in  connection  with such  specific  case;  a committee of such  Trustees  designated  by majority  vote of such Trustees even  though such  number of  Trustees  shall be less than a quorum;  or by independent legal counsel in a written opinion.

          (d)  Advancement  of  Expenses.  Expenses  incurred  by  an  Agent  in defending  any  Proceeding  may be advanced  by the Trust  before the final disposition  of the Proceeding on receipt of an undertaking by or on behalf of the Agent to repay the amount of the  advance if it shall be  determined ultimately  that the Agent is not entitled to be  indemnified as authorized in this Article.

          (e) Other Contractual Rights.  Nothing contained in this Article shall affect any right to  indemnification  to which  Persons other than Trustees and  officers  of the Trust or any  subsidiary  thereof  may be entitled by contract or otherwise.

          (f) Fiduciaries of Employee  Benefit Plan. This Article does not apply to  any  Proceeding  against  any  trustee,  investment  manager  or  other fiduciary of an employee  benefit plan in that  Person's  capacity as such, even  though  that  Person  may also be an Agent of the Trust as defined in
     Section 1 of this  Article.  Nothing  contained in this Article shall limit any right to indemnification to which such a trustee,  investment  manager, or other fiduciary may be entitled by contract or otherwise, which shall be enforceable  to the  extent  permitted  by  applicable  law other than this
     Article.

          Section 3.  Insurance.  To the fullest extent  permitted by applicable law, the Board of Trustees shall have the authority to purchase, with Trust
     Property,  insurance for liability and for all Expenses reasonably incurred or paid  or  expected  to be  paid  by an  Agent  in  connection  with  any
     Proceeding in which such Agent  becomes  involved by virtue of such Agent's actions,  or omissions to act, in its capacity or former  capacity with the
     Trust,  whether  or not the Trust  would have the power to  indemnify  such
     Agent against such liability.

          Section 4. Derivative  Actions.  Subject to the requirements set forth in Section  3816 of the DSTA, a  Shareholder  or  Shareholders  may bring a derivative action on behalf of the Trust only if the  Shareholder(s)  first make a pre-suit  demand  upon the Board of  Trustees  to bring the  subject action unless an effort to cause the Board of Trustees to bring such action is excused.  A demand on the Board of  Trustees  shall only be excused if a majority  of  the  Board  of  Trustees,  or a  majority  of  any  committee established to consider the merits of such action,  has a material personal financial interest in the action at issue. A Trustee shall not be deemed to have a material  personal  financial  interest in an action or otherwise be disqualified from ruling on a Shareholder demand by virtue of the fact that such  Trustee  receives  remuneration  from  his  service  on the  Board of
     Trustees or on the boards of one or more investment companies with the same or an affiliated investment adviser or principal underwriter.

     Indemnification  with  regard  to the  investment  adviser,  the  principal underwriter  and the  administrator  of the  Registrant  against  certain stated
liabilities,  and additional indemnification of the Trustees and officers of the
Registrant are provided for in the following documents:

     (a) Investment  Advisory  Agreements  between the Registrant,  on behalf of
Series M and T, and UBS Global Asset  Management (US) Inc. ("UBS Global AM"), as
provided for in Section 6 of each Agreement, as follows:

          6. Liability of Advisor.  In the absence of willful  misfeasance,  bad faith,  gross  negligence  or  reckless  disregard  by the  Advisor  of its obligations and duties  hereunder,  the Advisor shall not be subject to any liability  whatsoever to the Series,  or to any  shareholder of the Series, for any error of  judgment,  mistake of law or any other act or omission in the course of, or connected with,  rendering services hereunder  including, without limitation, for any losses that may be sustained in connection with the purchase,  holding, redemption or sale of any security on behalf of the
     Series.

     (b) Principal  Underwriting  Contract between the Registrant and UBS Global
AM, as provided for in Sections 8 and 14, as follows:

     8.   Indemnification.

          (a) The Trust agrees to indemnify,  defend and hold UBS Global AM, its officers  and  directors,  and any person who controls UBS Global AM within the meaning of Section 15 of the [Securities Act of 1933, as amended ("1933
     Act")],  free and  harmless  from and against any and all claims,  demands, liabilities and expenses  (including the cost of investigating or defending such  claims,  demands or  liabilities  and any  counsel  fees  incurred in connection  therewith) which UBS Global AM, its officers,  directors or any such  controlling  person may incur under the 1933 Act, or under common law or otherwise,  arising out of or based upon any alleged untrue statement of a material fact contained in the  Registration  Statement or arising out of or based upon any alleged  omission to state a material fact required to be stated in the  Registration  Statement or necessary to make the  statements therein not misleading, except insofar as such claims, demands, liabilities or  expenses  arise out of or are based upon any such untrue  statement  or omission or alleged untrue  statement or omission made in reliance upon and in conformity with information furnished in writing by UBS Global AM to the
     Trust for use in the Registration Statement;  provided,  however, that this indemnity  agreement  shall not inure to the  benefit  of any person who is also an  officer  or Board  member of the Trust or who  controls  the Trust within  the  meaning  of  Section  15 of the  1933  Act,  unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent,  that such result would not be against public policy as expressed in the 1933 Act; and further provided,  that in no event shall anything  contained  herein be so  construed  as to  protect  UBS Global AM against any  liability to the Trust or to the  shareholders  of any Fund to which UBS  Global  AM would  otherwise  be  subject  by  reason of  willful misfeasance, bad faith or gross negligence in the performance of its duties or by  reason of its  reckless  disregard  of its  obligations  under  this
     Contract.  The  Trust  shall not be  liable  to UBS  Global  AM under  this indemnity agreement with respect to any claim made against UBS Global AM or any person indemnified unless UBS Global AM or other such person shall have notified the Trust in writing of the claim  within a reasonable  time after the summons or other first written  notification  giving information of the nature of the claim shall have been served upon UBS Global AM or such other person (or after UBS Global AM or the person shall have received  notice of service on any designated agent).  However,  failure to notify the Trust of any claim shall not relieve the Trust from any liability  which it may have to UBS  Global  AM or any  person  against  whom  such  action  is  brought otherwise than on account of this indemnity  agreement.  The Trust shall be entitled  to  participate  at its own  expense in the  defense or, if it so elects,  to assume the  defense of any suit  brought to enforce  any claims subject  to this  indemnity  agreement.  If the Trust  elects to assume the defense of any such claim, the defense shall be conducted by counsel chosen by the Trust and  satisfactory to indemnified  defendants in the suit whose approval shall not be  unreasonably  withheld.  In the event that the Trust elects  to  assume  the  defense  of  any  suit  and  retain  counsel,  the indemnified  defendants  shall bear the fees and expenses of any additional counsel retained by them. If the Trust does not elect to assume the defense of a suit, it will reimburse the indemnified  defendants for the reasonable fees and expenses of any counsel  retained by the  indemnified  defendants.
     The Trust  agrees to notify UBS Global AM promptly of the  commencement  of any  litigation or  proceedings  against it or any of its officers or Board members in connection with the issuance or sale of any of its Shares.

          (b) UBS Global AM agrees to indemnify, defend, and hold the Trust, its officers and Board members and any person who controls the Trust within the meaning of Section 15 of the 1933 Act,  free and harmless  from and against any and all claims,  demands,  liabilities and expenses (including the cost of investigating or defending  against such claims,  demands or liabilities and any counsel fees incurred in connection therewith) which the Trust, its
     Board members or officers,  or any such controlling  person may incur under the 1933 Act or under common law or otherwise  arising out of or based upon any alleged  untrue  statement of a material fact  contained in information furnished  by  UBS  Global  AM to the  Trust  for  use in the  Registration
     Statement,  arising  out of or based upon any  alleged  omission to state a material fact in connection with such information  required to be stated in
     the  Registration   Statement   necessary  to  make  such  information  not
     misleading,  or arising out of any agreement  between UBS Global AM and any retail  dealer,  or arising out of any  supplemental  sales  literature  or advertising  used by UBS Global AM in connection with its duties under this
     Contract.  UBS  Global  AM shall be  entitled  to  participate,  at its own expense,  in the defense or, if it so elects,  to assume the defense of any suit  brought to enforce  the claim,  but if UBS Global AM elects to assume the defense, the defense shall be conducted by counsel chosen by UBS Global
     AM and satisfactory to the indemnified  defendants whose approval shall not be unreasonably  withheld. In the event that UBS Global AM elects to assume the  defense of any suit and retain  counsel,  the  defendants  in the suit shall bear the fees and  expenses  of any  additional  counsel  retained by them. If UBS Global AM does not elect to assume the defense of any suit, it will  reimburse the  indemnified  defendants in the suit for the reasonable fees and expenses of any counsel retained by them.

          14.  Limitation of Liability of the Board Members and  Shareholders of
     the Trust. The Board members and the shareholders of the Trust shall not be liable for any  obligations  of the Trust or any Fund under this  Contract, and UBS Global AM agrees that, in asserting any rights or claims under this
     Contract, it shall look only to the assets and property of the Trust or the particular  Fund in  settlement  of such right or  claims,  and not to such
     Board members or shareholders.

     (c)  Administration  Contract  between the Registrant and UBS Global AM, as provided for in Sections 8 and 9, as follows:

          8.  Limitation  of Liability of UBS Global AM. UBS Global AM shall not be  liable  for any error of  judgment  or  mistake  of law or for any loss suffered by any Fund, the Trust or any of its  shareholders,  in connection with the matters to which this Contract relates,  except to the extent that such a loss  results from  negligence,  willful  misfeasance,  bad faith or gross  negligence  on its part in the  performance  of its  duties  or from reckless disregard by it of its obligations and duties under this Contract.
     Any person, even though also an officer,  director,  employee,  or agent of
     UBS Global AM, who may be or become an officer,  Trustee, employee or agent of the Trust shall be deemed,  when  rendering  services to any Fund or the
     Trust or acting with respect to any business of such Fund or the Trust,  to be rendering  such  services to or acting  solely for the Fund or the Trust and not as an  officer,  director,  employee,  or  agent or one  under  the control or direction of UBS Global AM even though paid by it.

          9.  Limitation  of Liability of the Trustees and  Shareholders  of the
     Trust.  No  Trustee,  shareholder,  officer,  employee or agent of any Fund shall be liable  for any  obligations  of any Fund or the Trust  under this
     Contract,  and UBS Global AM agrees that, in asserting any rights or claims under this  Contract,  it shall look only to the assets and property of the
     Trust  in  settlement  of such  right  or  claim,  and not to any  Trustee, shareholder,  officer,  employee or agent. Moreover, this Contract shall be deemed to create a separate  agreement  with the Trust  acting on behalf of its respective  series listed on Exhibit A hereto,  as though the Trust had separately  executed  an  identical  agreement  for  all of its  respective series.  For each  reference  in this  Agreement to Trust shall be deemed a reference solely to the particular  series to which the provision  relates.
     In no circumstances shall the rights,  obligations or remedies with respect to a particular series constitute a right,  obligation or remedy applicable to any other series.

     (d) Multiple Services  Agreement between the Registrant,  UBS Global AM and
JPMorgan Chase Bank, as provided for in Section[s] [___], as follows:

          [APPLICABLE SECTIONS OF THE MULTIPLE SERVICES AGREEMENT TO BE FILED BY
          AMENDMENT]

     (f) Transfer Agency and Related Services  Agreement between the Registrant,
UBS Global AM and PFPC Inc. ("PFPC"), as provided for in the Sections 12 and 13, as follows:

     12. Indemnification.

          (a) The  Fund  agrees  to  indemnify  and hold  harmless  PFPC and its affiliates  from all  taxes,  charges,  expenses,  assessments,  penalties, claims and liabilities (including, without limitation,  liabilities arising under the Securities Laws and any state and foreign securities and blue sky laws, and amendments thereto), and expenses, including (without limitation)
     reasonable   attorneys'  fees  and   disbursements,   arising  directly  or
     indirectly  from (i) any action or  omission to act which PFPC takes (a) at the request or on the direction of or in reliance on the advice of the Fund or  (b)  upon  Oral  Instructions  or  Written  Instructions  or  (ii)  the
     acceptance,  processing  and/or  negotiation  of  checks  or other  methods utilized  for  the  purchase  of  Shares.  Neither  PFPC,  nor  any  of its affiliates,  shall be  indemnified  against any  liability (or any expenses incident to such  liability)  arising out of PFPC's or its  affiliates' own willful  misfeasance,  bad faith,  negligence or reckless  disregard of its duties and obligations  under this Agreement.  The Fund's liability to PFPC for PFPC's  acceptance,  processing  and/or  negotiation of checks or other methods  utilized for the purchase of Shares shall be limited to the extent of the Fund's  policy(ies)  of insurance  that provide for coverage of such liability, and the Fund's insurance coverage shall take precedence over any obligations or liability incurred under this Agreement.

          (b) PFPC  agrees  to  indemnify  and hold  harmless  the Fund from all taxes, charges, expenses,  assessments,  penalties,  claims and liabilities arising  from PFPC's  obligations  pursuant to this  Agreement  (including, without limitation,  liabilities arising under the Securities Laws, and any state and foreign securities and blue sky laws, and amendments thereto) and expenses,  including (without  limitation)  reasonable  attorneys' fees and disbursements arising directly or indirectly out of PFPC's or its nominee's own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under this Agreement.

          (c) In order that the  indemnification  provisions  contained  in this
     Paragraph  12 shall apply,  upon the  assertion of a claim for which either
     party  may  be  required  to  indemnify   the  other,   the  party  seeking
     indemnification  shall promptly  notify the other party of such  assertion, and shall keep the other party  advised  with  respect to all  developments concerning  such claim.  The party who may be required to  indemnify  shall have the option to participate  with the party seeking  indemnification  in the defense of such claim.  The party seeking  indemnification  shall in no case  confess  any  claim or make any  compromise  in any case in which the other party may be required to indemnify  it except with the other  party's prior written consent.

          (d)  The  members  of  the  Board  of  the  Fund,   its  officers  and
     Shareholders,  or of any  Portfolio  thereof,  shall not be liable  for any obligations of the Fund, or any such Portfolio,  under this Agreement,  and
     PFPC agrees that in asserting any rights or claims under this Agreement, it shall look only to the assets and  property  of the Fund or the  particular
     Portfolio in settlement of such rights or claims and not to such members of the Board, its officers or  Shareholders.  PFPC further agrees that it will look only to the assets and property of a particular Portfolio of the Fund, should the Fund have established  separate series,  in asserting any rights or claims  under this  Agreement  with  respect to services  rendered  with respect to that  Portfolio  and will not seek to obtain  settlement of such rights or claims from the assets of any other Portfolio of the Fund.

          13. Insurance.  PFPC shall maintain  insurance of the types and in the amounts  deemed by it to be  appropriate.  To the extent  that  policies of insurance  may provide for coverage of claims for liability or indemnity by the parties set forth in this  Agreement,  the contracts of insurance shall take  precedence,  and no provision of this Agreement shall be construed to relieve  an insurer of any  obligation  to pay claims to the Fund,  PFPC or other insured party which would otherwise be a covered claim in the absence of any provision of this Agreement.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER

          UBS Global  AM, a Delaware  corporation,  is a  registered  investment advisor and is an indirect wholly owned subsidiary of UBS AG. UBS Global AM is primarily engaged in providing investment management, administration and distribution  services.  Additional information regarding UBS Global AM and information  concerning  the  officers  and  directors  of UBS Global AM is included in its Form ADV, as filed with the U.S.  Securities  and  Exchange
     Commission  ("SEC")  (registration  number  801-13219) and is  incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITER

(a)  UBS Global AM serves as principal  underwriter  and/or investment  advisor, sub-advisor or manager for the following other investment companies:

                  UBS Financial Sector Fund Inc.
                  UBS Index Trust
                  UBS Investment Trust
                  UBS Master Series, Inc.
                  UBS Money Series
                  UBS Securities Trust
                  UBS Series Trust
                  Global High Income Dollar Fund Inc.
                  Insured Municipal Income Fund Inc.
                  Investment Grade Municipal Income Fund Inc.
                  Liquid Institutional Reserves
                  Managed High Yield Plus Fund Inc.
                  Ubs Pace Select Advisors Trust
                  Strategic Global Income Fund, Inc.
                  The UBS Funds
                  UBS Cashfund Inc.
                  UBS Managed Municipal Trust
                  UBS Municipal Money Market Series
                  UBS Rma Money Fund Inc.
                  UBS Rma Tax-Free Fund Inc.
                  Fresco Index Fund Shares

(b)  UBS Global AM is the Registrant's principal underwriter.  The directors and officers of UBS Global AM, their  principal  business  addresses  and their positions  and offices  with UBS Global AM are  identified  in its Form ADV filed with the SEC (registration  number 801-13219) and such information is incorporated  herein by  reference.  The  information  set  forth  below is furnished for those  directors and officers of UBS Global AM who also serve as directors or officers of the Registrant.

                               Positions and Offices with     Positions and Offices with
 Name and Business Address*            Underwriter                   the Registrant

Brian M. Storms                  Chief Executive Officer,                Trustee
                                  Director and President

Paul H. Schubert              Executive Director and Head of            Treasurer
                                  the Mutual Fund Finance
                                        Department

David M. Goldenberg            Executive Director and Deputy   Vice President and Secretary
                                      General Counsel

Amy R. Doberman                Managing Director and General        Vice President and
                                          Counsel                   Assistant Secretary

Joseph Varnas                    Managing Director, Chief               President
                              Technology Officer and Head of
                                  Product, Technology and
                                        Operations

Rita Rubin                    Director and Associate General       Assistant Secretary
                                          Counsel

Joseph T. Malone              Director and Senior Manager of       Assistant Treasurer
                                  the Mutual Fund Finance
                                       Department

(c)  Not Applicable.

* This  business  address for all of the  following  persons,  unless  otherwise indicated, is 51 West 52nd Street, New York, New York 10019-6114.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     The  accounts,  books and other  documents  required  to be  maintained  by
Section  31(a) of the  Investment  Company Act of 1940,  as  amended,  and rules promulgated  thereunder,  are  maintained  in  the  physical  possession  of the
Registrant's  investment adviser,  principal underwriter and administrator,  UBS
Global Asset  Management  (US) Inc., at 51 West 52nd Street,  New York, New York
10019-6114, the Registrant's custodian, JPMorgan Chase Bank, at 270 Park Avenue,
New York, New York,  10017, and the Registrant's  transfer agent,  PFPC Inc., at
400 Bellevue Parkway, Wilmington, Delaware 19809.

ITEM 29. MANAGEMENT SERVICES

         There are no  management  related  service  contracts not discussed in
         Part A or Part B.

ITEM 30. UNDERTAKINGS

     Insofar as  indemnification  for liability arising under the Securities Act of 1933 may be permitted to Trustees,  officers and  controlling  persons of the
Registrant  pursuant  to the  provisions  described  in  response to Item 25, or otherwise, the Registrant has been advised that in the opinion of the Securities and  Exchange  Commission  such  indemnification  is  against  public  policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for  indemnification  against  such  liabilities  (other than the payment by the registrant  of expenses  incurred or paid by a Trustee,  officer or  controlling person of the  Registrant  in the  successful  defense  of any  action,  suit or proceeding)  is  asserted  by such  Trustee,  officer or  controlling  person in connection with the securities being registered,  the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit  to a  court  of  appropriate  jurisdiction  the  question  whether  such indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                                                                                                        Doc. #699845v.1
                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the
"1933 Act") and the Investment  Company Act of 1940, as amended,  the Registrant has duly caused this  Registration  Statement  to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on
the 16th day of July, 2003.

                                       SMA RELATIONSHIP TRUST

                                       By:/s/Frank K. Reilly
                                          --------------------------------
                                            Frank K. Reilly*
                                            Chairman and Trustee

     Pursuant to the requirements of the 1933 Act, this  Registration  Statement has been signed  below by the  following  persons in the  capacities  and on the dates indicated:

         Signature                   Title                            Date
         ---------                   -----                            ----

/s/Brain M. Storms                  Trustee                      July 16, 2003
--------------------------
Brian M. Storms*

/s/Frank K. Reilly                  Chairman and                 July 16, 2003
--------------------------          Trustee
Frank K. Reilly*

/s/Paul H. Schubert                 Principal Accounting         July 16, 2003
--------------------------          Officer and Treasurer
Paul H. Schubert*

/s/Walter E. Auch                   Trustee                      July 16, 2003
--------------------------
Walter E. Auch*

/s/Edward M. Roob                   Trustee                      July 16, 2003
--------------------------
Edward M. Roob*

     * By:  /s/David M. Goldenberg
            --------------------------------------------
             David M. Goldenberg, Attorney-in-Fact
             (Pursuant to Power of Attorney, incorporated herein by reference)

                                 EXHIBITS INDEX

EXHIBITS                                                          EXHIBIT NO.
Expense Agreement between the Registrant and UBS Global
Asset Management (US) Inc., dated June 4, 2003                      EX-99.h.3

Power of Attorney dated May 19, 2003, appointing Amy R.
Doberman, David M. Goldenberg, Bruce G. Leto, Mark A.
Sheehan and Jana L. Cresswell as attorneys-in-fact and
agents to Brian M. Storms                                         EX-99.j.3.d

Power of Attorney dated May 19, 2003, appointing Amy R.
Doberman, David M. Goldenberg, Bruce G. Leto, Mark A.
Sheehan and Jana L. Cresswell as attorneys-in-fact and
agents to Joseph Varnas                                           EX-99.j.3.f

Joint Code of Ethics of Registrant and UBS Global Asset
Management (US) Inc., the investment adviser and principal
underwriter of the Registrant                                       EX-99.p.1